UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2018 (unaudited)

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 94.8%
Auto Components | 3.1%
Aptiv PLC	566,070	$48,098,968
Beverages | 18.7%
Molson Coors Brewing Co., Class B	1,402,442	105,645,956
The Coca-Cola Co.	4,286,345	186,155,963
		291,801,919
Chemicals | 2.0%
Sensient Technologies Corp.	449,325	31,713,359
Communications Equipment | 15.0%
Cisco Systems, Inc.	3,405,325	146,054,389
Motorola Solutions, Inc.	835,581	87,986,680
		234,041,069
Diversified Telecommunication Services | 4.8%
AT&T, Inc.	2,091,700	74,569,105
Energy Equipment & Services | 1.8%
Schlumberger, Ltd.	438,000	28,373,640
Health Care Equipment & Supplies | 10.6%
Medtronic PLC	2,055,135	164,862,930
Internet Software & Services | 9.7%
Alphabet, Inc., Class A (*)	72,226	74,908,474
eBay, Inc. (*)	1,879,765	75,641,743
		150,550,217
IT Services | 4.9%
DXC Technology Co.	753,800	75,779,514
Machinery | 5.8%
Kennametal, Inc.	1,094,090	43,938,654
Wabtec Corp.	568,100	46,243,340
		90,181,994
Metals & Mining | 2.3%
Steel Dynamics, Inc.	823,001	36,393,104
Semiconductors & Semiconductor Equipment | 8.2%
Analog Devices, Inc.	616,962	56,223,747
Skyworks Solutions, Inc.	706,501	70,833,790
		127,057,537
Specialty Retail | 7.9%
AutoZone, Inc. (*)	65,280	42,346,483
Lowe’s Cos., Inc.	921,300	80,844,075
		123,190,558
Total Common Stocks (Cost $1,371,872,613)		1,476,613,914
Description	Shares	Fair Value
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $51,396,937)	51,396,937	$51,396,937
Total Investments | 98.1% (Cost $1,423,269,550)		$1,528,010,851
Cash and Other Assets in Excess of Liabilities | 1.9%		30,040,972
Net Assets | 100.0%		$1,558,051,823

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio
Common Stocks | 98.6%
Aerospace & Defense | 2.2%
United Technologies Corp.	14,025	$1,764,626
Air Freight & Logistics | 1.0%
United Parcel Service, Inc., Class B	7,825	818,965
Auto Components | 1.4%
Aptiv PLC	13,485	1,145,820
Banks | 10.4%
Citigroup, Inc.	36,825	2,485,687
Citizens Financial Group, Inc.	49,300	2,069,614
Commerce Bancshares, Inc.	9,100	545,181
Sterling Bancorp	45,350	1,022,643
SunTrust Banks, Inc.	34,100	2,320,164
		8,443,289
Beverages | 6.4%
Molson Coors Brewing Co., Class B	24,680	1,859,144
The Coca-Cola Co.	75,650	3,285,480
		5,144,624
Biotechnology | 1.3%
Biogen, Inc. (*)	2,075	568,177
Gilead Sciences, Inc.	6,000	452,340
		1,020,517
Building Products | 0.5%
Johnson Controls International PLC	10,300	362,972
Capital Markets | 3.4%
Intercontinental Exchange, Inc.	26,650	1,932,658
Morgan Stanley	15,800	852,568
		2,785,226
Chemicals | 1.0%
Nutrien, Ltd.	8,743	413,194
Sensient Technologies Corp.	5,800	409,364
		822,558
Commercial Services & Supplies | 0.5%
Copart, Inc. (*)	8,670	441,563
Communications Equipment | 7.0%
Cisco Systems, Inc.	80,125	3,436,561
Motorola Solutions, Inc.	15,720	1,655,316
Palo Alto Networks, Inc. (*)	3,075	558,174
		5,650,051
Diversified Telecommunication Services | 2.8%
AT&T, Inc.	62,400	2,224,560
Electrical Equipment | 2.2%
Eaton Corp. PLC	17,685	1,413,208
Description	Shares	Fair Value
Rockwell Automation, Inc.	2,300	$400,660
		1,813,868
Energy Equipment & Services | 1.8%
Schlumberger, Ltd.	22,600	1,464,028
Equity Real Estate Investment Trusts (REITs) | 1.5%
Prologis, Inc.	18,775	1,182,637
Health Care Equipment & Supplies | 4.5%
Danaher Corp.	6,125	599,699
Medtronic PLC	37,750	3,028,305
		3,628,004
Health Care Providers & Services | 0.9%
Humana, Inc.	2,840	763,477
Hotels, Restaurants & Leisure | 2.9%
McDonald’s Corp.	8,795	1,375,362
Starbucks Corp.	17,005	984,420
		2,359,782
Household Durables | 0.9%
Whirlpool Corp.	4,525	692,823
Industrial Conglomerates | 1.1%
Honeywell International, Inc.	5,873	848,707
Insurance | 1.0%
Aon PLC	5,880	825,140
Internet Software & Services | 7.1%
Alphabet, Inc., Class A (*)	3,746	3,885,126
Alphabet, Inc., Class C (*)	340	350,809
eBay, Inc. (*)	37,895	1,524,895
		5,760,830
IT Services | 4.5%
CoreLogic, Inc. (*)	9,475	428,554
DXC Technology Co.	11,750	1,181,228
Visa, Inc., Class A	11,895	1,422,880
Worldpay, Inc., Class A (*)	7,675	631,192
		3,663,854
Machinery | 2.9%
Deere & Co.	3,745	581,673
Gates Industrial Corp. PLC	22,500	393,975
Kennametal, Inc.	15,300	614,448
Wabtec Corp.	9,100	740,740
		2,330,836
Media | 0.6%
The Madison Square Garden Co., Class A (*)	2,133	524,291
Metals & Mining | 1.0%
Steel Dynamics, Inc.	17,400	769,428

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio (concluded)
Multiline Retail | 0.5%
Dollar Tree, Inc. (*)	4,600	$436,540
Oil, Gas & Consumable Fuels | 4.7%
ConocoPhillips	28,645	1,698,362
EOG Resources, Inc.	11,855	1,247,976
Pioneer Natural Resources Co.	4,925	846,016
		3,792,354
Pharmaceuticals | 5.9%
Johnson & Johnson	3,730	477,999
Pfizer, Inc.	77,389	2,746,536
Zoetis, Inc.	18,104	1,511,865
		4,736,400
Road & Rail | 0.5%
Norfolk Southern Corp.	2,975	403,946
Semiconductors & Semiconductor Equipment | 5.2%
Analog Devices, Inc.	7,690	700,790
Intel Corp.	42,700	2,223,816
Skyworks Solutions, Inc.	12,655	1,268,790
		4,193,396
Software | 3.3%
Microsoft Corp.	29,100	2,655,957
Specialty Retail | 4.1%
AutoZone, Inc. (*)	1,740	1,128,721
Lowe’s Cos., Inc.	24,675	2,165,231
		3,293,952
Technology Hardware, Storage & Peripherals | 3.6%
Apple, Inc.	17,542	2,943,197
Total Common Stocks (Cost $68,082,929)		79,708,218
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $603,659)	603,659	603,659
Total Investments | 99.3% (Cost $68,686,588)		$80,311,877
Cash and Other Assets in Excess of Liabilities | 0.7%		569,509
Net Assets | 100.0%		$80,881,386

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 95.2%
Air Freight & Logistics | 0.7%
Echo Global Logistics, Inc. (*)	51,468	$1,420,517
Airlines | 0.8%
Alaska Air Group, Inc.	27,730	1,718,151
Auto Components | 1.1%
Modine Manufacturing Co. (*)	109,170	2,308,946
Banks | 14.5%
Bank of the Ozarks, Inc.	45,730	2,207,387
Comerica, Inc.	43,195	4,143,696
Commerce Bancshares, Inc.	75,572	4,527,519
FCB Financial Holdings, Inc., Class A (*)	58,325	2,980,408
Home BancShares, Inc.	91,900	2,096,239
PacWest Bancorp	57,221	2,834,156
Sterling Bancorp	147,000	3,314,850
Texas Capital Bancshares, Inc. (*)	36,445	3,276,405
Wintrust Financial Corp.	46,195	3,975,080
		29,355,740
Biotechnology | 0.6%
Cellectis SA ADR (*)	41,990	1,323,105
Building Products | 1.1%
PGT Innovations, Inc. (*)	115,485	2,153,795
Capital Markets | 1.0%
Morningstar, Inc.	21,035	2,009,263
Chemicals | 3.9%
Ingevity Corp. (*)	28,955	2,133,694
Innospec, Inc.	52,810	3,622,766
Valvoline, Inc.	100,995	2,235,019
		7,991,479
Commercial Services & Supplies | 1.7%
Deluxe Corp.	46,455	3,438,135
Communications Equipment | 1.5%
Ciena Corp. (*)	116,050	3,005,695
Construction & Engineering | 1.0%
Dycom Industries, Inc. (*)	18,285	1,968,015
Construction Materials | 1.1%
Eagle Materials, Inc.	21,735	2,239,792
Containers & Packaging | 1.9%
Graphic Packaging Holding Co.	251,810	3,865,283
Electric Utilities | 1.1%
PNM Resources, Inc.	58,360	2,232,270
Electrical Equipment | 5.2%
Atkore International Group, Inc. (*)	159,040	3,156,944
EnerSys	29,370	2,037,397
Description	Shares	Fair Value
Generac Holdings, Inc. (*)	50,545	$2,320,521
Regal Beloit Corp.	41,975	3,078,866
		10,593,728
Electronic Equipment, Instruments & Components | 2.4%
Belden, Inc.	32,010	2,206,769
FLIR Systems, Inc.	51,780	2,589,518
		4,796,287
Energy Equipment & Services | 4.5%
NCS Multistage Holdings, Inc.	114,505	1,717,575
Oceaneering International, Inc.	170,195	3,155,415
Oil States International, Inc. (*)	97,750	2,561,050
U.S. Silica Holdings, Inc.	62,885	1,604,825
		9,038,865
Equity Real Estate Investment Trusts (REITs) | 7.3%
Alexandria Real Estate Equities, Inc.	16,500	2,060,685
Brandywine Realty Trust	163,835	2,601,700
Camden Property Trust	31,225	2,628,520
DCT Industrial Trust, Inc.	52,843	2,977,175
Healthcare Realty Trust, Inc.	68,065	1,886,081
Kilroy Realty Corp.	36,000	2,554,560
		14,708,721
Food & Staples Retailing | 1.1%
Sprouts Farmers Market, Inc. (*)	92,060	2,160,648
Food Products | 2.5%
The J.M. Smucker Co.	23,985	2,974,380
The Simply Good Foods Co. (*)	147,040	2,018,859
		4,993,239
Health Care Equipment & Supplies | 1.9%
Lantheus Holdings, Inc. (*)	56,302	895,202
STERIS PLC	31,490	2,939,906
		3,835,108
Health Care Providers & Services | 2.0%
AMN Healthcare Services, Inc. (*)	34,835	1,976,886
Molina Healthcare, Inc. (*)	26,700	2,167,506
		4,144,392
Health Care Technology | 1.1%
Evolent Health, Inc., Class A (*)	151,920	2,164,860
Household Durables | 2.7%
Leggett & Platt, Inc.	74,940	3,324,339
Whirlpool Corp.	14,330	2,194,066
		5,518,405
Independent Power & Renewable Electricity Producers | 1.0%
Pattern Energy Group, Inc., Class A	113,700	1,965,873

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 2.9%
Arch Capital Group, Ltd. (*)	37,415	$3,202,350
Reinsurance Group of America, Inc.	17,010	2,619,540
		5,821,890
Internet Software & Services | 1.6%
j2 Global, Inc.	39,970	3,154,432
IT Services | 3.1%
CoreLogic, Inc. (*)	66,740	3,018,650
Leidos Holdings, Inc.	50,785	3,321,339
		6,339,989
Life Sciences Tools & Services | 1.1%
Cambrex Corp. (*)	44,500	2,327,350
Machinery | 4.3%
Gates Industrial Corp. PLC	136,370	2,387,839
Kennametal, Inc.	56,490	2,268,638
TriMas Corp. (*)	64,376	1,689,870
Wabtec Corp.	30,050	2,446,070
		8,792,417
Marine | 1.0%
Kirby Corp. (*)	26,995	2,077,265
Media | 2.5%
Emerald Expositions Events, Inc.	103,955	2,025,043
Scholastic Corp.	80,522	3,127,475
		5,152,518
Metals & Mining | 1.3%
Steel Dynamics, Inc.	57,675	2,550,388
Pharmaceuticals | 1.3%
Catalent, Inc. (*)	63,080	2,590,065
Professional Services | 1.4%
FTI Consulting, Inc. (*)	59,805	2,895,160
Semiconductors & Semiconductor Equipment | 2.7%
Cypress Semiconductor Corp.	163,720	2,776,691
Versum Materials, Inc.	71,590	2,693,932
		5,470,623
Software | 2.4%
Bottomline Technologies de, Inc. (*)	93,310	3,615,763
CyberArk Software, Ltd. (*)	25,260	1,288,765
		4,904,528
Specialty Retail | 0.9%
Floor & Decor Holdings, Inc., Class A	35,980	1,875,278
Technology Hardware, Storage & Peripherals | 0.3%
NCR Corp. (*)	21,740	683,882
Description	Shares	Fair Value
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	15,005	$1,562,021
Steven Madden, Ltd.	45,945	2,016,985
		3,579,006
Thrifts & Mortgage Finance | 1.7%
Washington Federal, Inc.	98,595	3,411,387
Trading Companies & Distributors | 1.2%
DXP Enterprises, Inc. (*)	60,335	2,350,048
Total Common Stocks (Cost $175,571,079)		192,926,538
Total Investments | 95.2% (Cost $175,571,079)		$192,926,538
Cash and Other Assets in Excess of Liabilities | 4.8%		9,655,255
Net Assets | 100.0%		$202,581,793

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 96.5%
Australia | 3.1%
BHP Billiton PLC	4,506,582	$88,897,081
Caltex Australia, Ltd.	988,380	24,000,735
		112,897,816
Belgium | 1.7%
Anheuser-Busch InBev SA/NV	562,637	61,835,244
Brazil | 0.9%
Cielo SA	5,371,300	33,661,633
Canada | 4.2%
Canadian National Railway Co.	439,310	32,107,292
National Bank of Canada	1,163,600	54,768,273
Suncor Energy, Inc.	1,938,010	66,924,411
		153,799,976
Denmark | 2.0%
AP Moller-Maersk A/S, Class B	16,420	25,595,809
Carlsberg A/S, Class B	401,227	47,946,184
		73,541,993
Finland | 1.5%
Sampo Oyj, A Shares	990,354	55,236,191
France | 11.9%
Air Liquide SA	421,901	51,733,275
Capgemini SE	567,499	70,778,191
Cie de Saint-Gobain	781,706	41,290,557
Cie Generale des Etablissements Michelin SCA	468,465	69,245,630
Safran SA	415,419	44,022,391
Societe Generale SA	811,177	44,132,316
Valeo SA	668,147	44,184,136
Vinci SA	750,598	73,904,696
		439,291,192
Germany | 4.3%
Deutsche Post AG	779,480	34,086,119
Fresenius SE & Co. KGaA	452,023	34,526,809
SAP SE	863,015	90,311,096
		158,924,024
India | 0.7%
ICICI Bank, Ltd. Sponsored ADR	2,713,400	24,013,590
Ireland | 3.8%
Ryanair Holdings PLC Sponsored ADR (*)	465,239	57,154,611
Shire PLC	1,634,218	81,464,510
		138,619,121
Japan | 19.5%
Bridgestone Corp.	793,400	34,832,432
Description	Shares	Fair Value
Daiwa House Industry Co., Ltd.	2,511,778	$96,678,749
Don Quijote Holdings Co., Ltd.	1,939,100	111,031,381
Hoshizaki Corp.	2,300	205,285
Isuzu Motors, Ltd.	3,224,400	49,501,271
Kao Corp.	596,580	44,979,349
KDDI Corp.	1,668,500	42,849,225
Makita Corp.	1,539,100	76,510,400
Nexon Co., Ltd. (*)	2,697,800	45,765,299
Shin-Etsu Chemical Co., Ltd.	445,700	46,334,203
Sony Corp.	783,600	38,160,754
Sumitomo Mitsui Financial Group, Inc.	1,468,900	62,287,958
United Arrows, Ltd.	703,300	26,679,882
Yamaha Corp.	1,023,500	44,753,751
		720,569,939
Luxembourg | 0.7%
Tenaris SA	1,545,392	26,717,583
Netherlands | 5.9%
ABN AMRO Group NV	875,733	26,403,106
Royal Dutch Shell PLC, A Shares	3,464,261	108,707,591
Wolters Kluwer NV	1,548,594	82,473,071
		217,583,768
Norway | 3.1%
Statoil ASA	2,179,305	51,614,913
Telenor ASA	2,810,100	63,914,205
		115,529,118
Singapore | 2.2%
DBS Group Holdings, Ltd.	2,621,520	55,300,786
NetLink NBN Trust	42,871,500	26,677,605
		81,978,391
Spain | 1.3%
Red Electrica Corporacion SA	2,416,471	49,776,660
Sweden | 3.3%
Assa Abloy AB, Class B	3,259,793	70,776,074
Nordea Bank AB	4,946,056	52,839,529
		123,615,603
Switzerland | 6.6%
Ferguson PLC	1,148,053	86,355,878
Julius Baer Group, Ltd.	760,876	46,850,942
Novartis AG	1,362,136	110,199,594
		243,406,414
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,389,700	60,813,272
Turkey | 1.0%
Turkcell Iletisim Hizmetleri AS	9,882,358	37,793,856

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
United Kingdom | 13.1%
British American Tobacco PLC	1,550,459	$90,005,937
BT Group PLC	7,466,529	23,857,909
Compass Group PLC	3,008,344	61,473,084
Diageo PLC	1,028,678	34,800,269
Howden Joinery Group PLC	4,600,918	29,778,434
Informa PLC	4,328,037	43,674,774
Prudential PLC	5,094,988	127,361,104
Unilever PLC	1,290,164	71,690,192
		482,641,703
United States | 4.1%
Aon PLC	566,375	79,479,404
Medtronic PLC	913,310	73,265,728
		152,745,132
Total Common Stocks (Cost $3,104,869,054)		3,564,992,219
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $121,303,757)	121,303,757	121,303,757
Total Investments | 99.8% (Cost $3,226,172,811)		$3,686,295,976
Cash and Other Assets in Excess of Liabilities | 0.2%		7,772,937
Net Assets | 100.0%		$3,694,068,913

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 95.7%
Australia | 1.8%
BHP Billiton, Ltd.	69,710	$1,542,009
Belgium | 1.7%
Anheuser-Busch InBev SA/NV	12,952	1,423,458
Brazil | 3.0%
BB Seguridade Participacoes SA	108,000	957,506
Cia de Saneamento Basico do Estado de Sao Paulo	62,200	659,407
Cielo SA	155,140	972,254
		2,589,167
Canada | 3.1%
Canadian National Railway Co.	10,600	774,709
National Bank of Canada	13,700	644,831
Suncor Energy, Inc.	35,900	1,239,718
		2,659,258
China | 4.9%
58.com, Inc. ADR (*)	11,125	888,443
Ping An Insurance (Group) Co. of China, Ltd., Class H	82,500	848,890
Tencent Holdings, Ltd.	46,500	2,475,252
		4,212,585
Denmark | 2.4%
Carlsberg A/S, Class B	12,287	1,468,283
Genmab A/S (*)	2,568	552,851
		2,021,134
Finland | 2.1%
Sampo Oyj, A Shares	31,695	1,767,763
France | 7.5%
Cie Generale des Etablissements Michelin SCA	8,301	1,227,003
Safran SA	11,353	1,203,089
Ubisoft Entertainment SA (*)	10,200	861,621
Valeo SA	21,847	1,444,728
Vinci SA	16,625	1,636,916
		6,373,357
Germany | 5.4%
Continental AG	3,665	1,012,365
Deutsche Post AG	14,884	650,867
Fresenius SE & Co. KGaA	10,454	798,506
SAP SE	20,292	2,123,477
		4,585,215
India | 1.2%
ICICI Bank, Ltd. Sponsored ADR	114,455	1,012,927
Description	Shares	Fair Value
Indonesia | 1.2%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	37,308	$985,677
Ireland | 3.3%
Ryanair Holdings PLC Sponsored ADR (*)	9,682	1,189,434
Shire PLC	32,136	1,601,955
		2,791,389
Japan | 11.9%
Daiwa House Industry Co., Ltd.	53,200	2,047,677
Kao Corp.	10,500	791,651
KDDI Corp.	30,200	775,575
Makita Corp.	37,000	1,839,312
Ryohin Keikaku Co., Ltd.	5,400	1,798,387
Sony Corp.	15,000	730,489
Sumitomo Mitsui Financial Group, Inc.	31,776	1,347,445
Tokyo Electron, Ltd.	4,200	775,669
		10,106,205
Netherlands | 5.1%
ABN AMRO Group NV	26,654	803,611
Royal Dutch Shell PLC, A Shares	56,527	1,802,777
Wolters Kluwer NV	33,257	1,771,159
		4,377,547
Norway | 3.0%
Statoil ASA	59,349	1,405,629
Telenor ASA	49,798	1,132,628
		2,538,257
Philippines | 0.3%
Alliance Global Group, Inc. (*)	1,021,500	259,185
Russia | 1.0%
Yandex NV Class A (*)	21,455	846,400
Singapore | 1.9%
DBS Group Holdings, Ltd.	78,100	1,647,514
South Africa | 2.3%
Mr. Price Group, Ltd.	30,773	741,840
Sanlam, Ltd.	168,655	1,217,196
		1,959,036
South Korea | 1.5%
Samsung Electronics Co., Ltd.	563	1,311,991
Spain | 1.2%
Red Electrica Corporacion SA	49,885	1,027,576
Sweden | 2.9%
Assa Abloy AB, Class B	83,162	1,805,599
Nordea Bank AB	62,772	670,604
		2,476,203

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Switzerland | 5.4%
ABB, Ltd.	35,301	$840,670
Cie Financiere Richemont SA	7,355	660,702
Ferguson PLC	16,386	1,232,545
Novartis AG	22,589	1,827,496
		4,561,413
Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	245,341	2,085,158
Thailand | 1.0%
Kasikornbank Public Co. Ltd.	124,000	846,229
Turkey | 1.9%
KOC Holding AS	113,491	468,706
Turkcell Iletisim Hizmetleri AS	310,840	1,188,769
		1,657,475
United Kingdom | 10.1%
Ashtead Group PLC	34,847	950,224
British American Tobacco PLC	30,854	1,791,111
Compass Group PLC	74,145	1,515,093
Prudential PLC	101,183	2,529,305
Unilever PLC	33,265	1,848,427
		8,634,160
United States | 6.1%
Accenture PLC, Class A	12,900	1,980,150
Aon PLC	10,460	1,467,852
Medtronic PLC	21,825	1,750,801
		5,198,803
Total Common Stocks (Cost $74,727,886)		81,497,091
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $3,109,849)	3,109,849	3,109,849
Total Investments | 99.4% (Cost $77,837,735)		$84,606,940
Cash and Other Assets in Excess of Liabilities | 0.6%		517,856
Net Assets | 100.0%		$85,124,796

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 98.4%
Australia | 2.5%
Amcor, Ltd.	166,906	$1,831,610
Belgium | 4.0%
Anheuser-Busch InBev SA/NV	26,866	2,952,642
Brazil | 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo	153,700	1,629,435
Canada | 9.3%
National Bank of Canada	73,737	3,470,650
Suncor Energy, Inc.	97,705	3,374,002
		6,844,652
China | 5.9%
58.com, Inc. ADR (*)	18,091	1,444,747
Tencent Holdings, Ltd.	54,018	2,875,444
		4,320,191
France | 10.4%
Safran SA	34,019	3,605,029
Societe Generale SA	33,045	1,797,823
Valeo SA	33,615	2,222,939
		7,625,791
Germany | 4.6%
SAP SE	32,238	3,373,579
India | 2.0%
ICICI Bank, Ltd. Sponsored ADR	169,817	1,502,880
Ireland | 2.7%
Shire PLC	40,077	1,997,808
Japan | 16.4%
Bridgestone Corp.	67,200	2,950,264
Daifuku Co., Ltd.	25,500	1,518,165
Digital Garage, Inc.	79,400	2,631,045
Nexon Co., Ltd. (*)	138,200	2,344,415
Yamaha Corp.	60,100	2,627,944
		12,071,833
Netherlands | 8.4%
ABN AMRO Group NV	69,715	2,101,888
Wolters Kluwer NV	76,623	4,080,691
		6,182,579
Taiwan | 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	76,546	3,349,653
Turkey | 3.1%
Turkcell Iletisim Hizmetleri AS	601,609	2,300,779
Description	Shares	Fair Value
United Kingdom | 15.1%
British American Tobacco PLC	45,213	$2,624,667
Compass Group PLC	138,848	2,837,247
Prudential PLC	140,024	3,500,226
Rio Tinto PLC	42,290	2,147,141
		11,109,281
United States | 7.2%
Aon PLC	14,985	2,102,845
Medtronic PLC	39,363	3,157,700
		5,260,545
Total Common Stocks (Cost $68,857,613)		72,353,258
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $899,811)	899,811	899,811
Total Investments | 99.6% (Cost $69,757,424)		$73,253,069
Cash and Other Assets in Excess of Liabilities | 0.4%		291,004
Net Assets | 100.0%		$73,544,073

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.9%
Brazil | 0.7%
Cielo SA	8,165,940	$51,175,483
Canada | 6.1%
Bombardier, Inc., Class B (*)	27,176,300	79,102,049
CAE, Inc.	6,052,470	112,654,349
National Bank of Canada	2,665,420	125,455,869
Suncor Energy, Inc.	3,785,928	130,737,716
		447,949,983
China | 3.6%
58.com, Inc. ADR (*)	485,900	38,803,974
Alibaba Group Holding, Ltd. Sponsored ADR (*)	463,900	85,144,206
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,938,500	71,394,252
Tencent Holdings, Ltd.	1,326,400	70,605,891
		265,948,323
Denmark | 2.8%
Carlsberg A/S, Class B	1,107,075	132,294,243
Genmab A/S (*)	338,588	72,892,815
		205,187,058
Finland | 3.6%
Sampo Oyj, A Shares	4,681,195	261,089,855
France | 9.2%
Cie de Saint-Gobain	2,008,922	106,113,435
Faurecia SA	1,086,822	88,060,920
Safran SA	1,121,128	118,807,120
Television Francaise 1	3,883,510	52,900,255
Ubisoft Entertainment SA (*)	1,575,898	133,120,242
Vivendi SA	6,886,296	178,234,857
		677,236,829
Germany | 1.1%
Fresenius SE & Co. KGaA	1,021,554	78,029,216
India | 1.2%
Housing Development Finance Corp., Ltd.	3,097,206	87,111,728
Indonesia | 0.1%
PT Media Nusantara Citra Tbk	82,783,300	8,566,233
Ireland | 4.0%
Bank of Ireland Group PLC (*)	12,729,843	111,578,250
Kerry Group PLC, Class A	730,879	74,319,734
Shire PLC	2,200,015	109,669,056
		295,567,040
Italy | 1.1%
UniCredit SpA (*)	3,779,202	79,295,676
Description	Shares	Fair Value
Japan | 19.4%
AEON Financial Service Co., Ltd.	5,069,900	$117,614,637
CyberAgent, Inc.	1,577,700	81,844,103
Daiwa House Industry Co., Ltd.	5,230,000	201,303,561
Don Quijote Holdings Co., Ltd.	4,566,600	261,480,018
FANUC Corp.	384,800	97,934,933
Hoshizaki Corp.	10,200	910,393
Kao Corp.	1,568,700	118,272,663
Makita Corp.	3,688,400	183,354,532
Nexon Co., Ltd. (*)	7,263,600	123,219,226
Shimano, Inc.	507,400	73,490,995
Tokyo Electron, Ltd.	469,500	86,708,776
Yamaha Corp.	1,798,000	78,619,682
		1,424,753,519
Luxembourg | 1.0%
ArcelorMittal (*)	2,318,315	73,532,667
Netherlands | 3.7%
ABN AMRO Group NV	3,727,775	112,391,377
Wolters Kluwer NV	3,056,978	162,804,688
		275,196,065
New Zealand | 0.9%
Z Energy, Ltd.	13,028,265	66,003,401
Norway | 2.3%
Statoil ASA	7,247,124	171,641,726
Philippines | 0.8%
GT Capital Holdings, Inc.	2,572,445	57,928,148
Singapore | 2.0%
DBS Group Holdings, Ltd.	6,948,300	146,573,916
Spain | 0.9%
Bankia SA	14,669,089	65,739,281
Sweden | 3.0%
Assa Abloy AB, Class B	5,516,178	119,766,322
Hexagon AB, B Shares	1,694,426	101,515,139
		221,281,461
Switzerland | 3.6%
Julius Baer Group, Ltd.	2,819,862	173,633,011
Partners Group Holding AG	117,056	87,117,198
		260,750,209
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	12,933,000	109,917,819
United Kingdom | 18.1%
Ashtead Group PLC	4,100,960	111,826,858
British American Tobacco PLC	3,993,916	231,851,442
CNH Industrial NV	5,302,124	65,597,575

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Coca-Cola European Partners PLC	4,320,057	$179,833,347
Compass Group PLC	5,771,798	117,942,038
Diageo PLC	4,899,572	165,752,960
Informa PLC	20,026,186	202,086,800
Prudential PLC	10,285,400	257,107,553
		1,331,998,573
United States | 5.2%
Accenture PLC, Class A	1,162,780	178,486,730
Aon PLC	916,040	128,547,893
Medtronic PLC	897,000	71,957,340
		378,991,963
Total Common Stocks (Cost $5,764,706,772)		7,041,466,172
Short-Term Investments | 4.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $314,851,566)	314,851,566	314,851,566
Total Investments | 100.2% (Cost $6,079,558,338)		$7,356,317,738
Liabilities in Excess of Cash and Other Assets | (0.2)%		(16,957,769)
Net Assets | 100.0%		$7,339,359,969

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 100.7%
Australia | 5.8%
Aristocrat Leisure, Ltd.	2,235	$41,667
BlueScope Steel, Ltd.	613	7,208
CIMIC Group, Ltd.	153	5,278
Cochlear, Ltd.	82	11,506
CSL, Ltd.	526	63,250
Fortescue Metals Group, Ltd.	2,055	6,878
Link Administration Holdings, Ltd.	1,059	6,823
Newcrest Mining, Ltd.	201	3,022
South32, Ltd.	2,354	5,868
		151,500
Austria | 0.2%
Voestalpine AG	87	4,565
Denmark | 1.2%
Novo Nordisk A/S, Class B	520	25,586
Vestas Wind Systems A/S	85	6,086
		31,672
France | 10.0%
Air France-KLM (*)	599	6,655
AXA SA	2,101	55,933
BNP Paribas SA	172	12,753
Credit Agricole SA	326	5,304
Faurecia SA	129	10,452
Klepierre SA REIT	73	2,946
Peugeot SA	1,091	26,274
Safran SA	85	9,008
Schneider Electric SE	43	3,782
Societe Generale SA	558	30,358
Thales SA	25	3,046
TOTAL SA	1,259	71,554
Unibail-Rodamco SE REIT	16	3,662
Veolia Environnement SA	722	17,122
		258,849
Germany | 10.6%
Allianz SE	211	47,685
BASF SE	243	24,696
Bayer AG	41	4,636
Continental AG	160	44,196
Covestro AG	447	43,999
Deutsche Lufthansa AG	1,157	36,959
Deutsche Telekom AG	1,128	18,401
Infineon Technologies AG	213	5,706
Rheinmetall AG	74	10,521
SAP SE	187	19,569
Description	Shares	Fair Value
Schaeffler AG (Preference Shares)	418	$6,454
Siltronic AG (*)	65	11,127
		273,949
Hong Kong | 3.6%
CK Asset Holdings, Ltd.	1,500	12,693
CK Hutchison Holdings, Ltd.	500	6,011
Global Cord Blood Corp. (*)	300	3,060
Jardine Matheson Holdings, Ltd. (Singapore)	247	15,236
The Wharf Holdings, Ltd.	5,814	20,141
WH Group, Ltd.	3,989	4,288
Wharf Real Estate Investment Co., Ltd. (*)	3,814	24,969
Wheelock & Co., Ltd.	1,000	7,334
		93,732
Italy | 2.9%
Banca Generali SpA	296	9,560
Enel SpA	4,181	25,618
Intesa Sanpaolo SpA	10,799	39,381
		74,559
Japan | 25.6%
Adastria Co., Ltd.	200	4,116
Asahi Glass Co., Ltd.	1,000	41,914
Canon, Inc.	800	29,218
Daicel Corp.	700	7,669
Daito Trust Construction Co., Ltd.	100	16,993
Daiwa House Industry Co., Ltd.	900	34,641
East Japan Railway Co. ADR	714	11,163
Fujitsu, Ltd.	1,000	6,061
Haseko Corp.	1,100	16,965
Hitachi, Ltd.	2,000	14,591
Itochu Techno-Solutions Corp.	600	12,375
Japan Tobacco, Inc.	300	8,585
Kakaku.com, Inc.	300	5,293
Kao Corp.	100	7,540
KDDI Corp.	1,300	33,386
Maeda Corp.	600	6,998
Mitsubishi Chemical Holdings Corp.	1,000	9,711
Mitsubishi UFJ Financial Group, Inc.	9,700	64,380
Morinaga Milk Industry Co., Ltd.	100	4,068
MS&AD Insurance Group Holdings, Inc.	900	27,982
Nippon Light Metal Holdings Co., Ltd.	900	2,352
Nippon Steel & Sumitomo Metal Corp.	100	2,198
Nishimatsu Construction Co., Ltd.	400	9,984
Nissan Motor Co., Ltd.	3,088	31,960
Nitto Denko Corp.	100	7,581
Nomura Holdings, Inc.	1,700	9,897
NTT DOCOMO, Inc.	1,700	43,281

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
ORIX Corp.	1,900	$33,920
Penta-Ocean Construction Co., Ltd.	800	5,905
Prima Meat Packers, Ltd.	2,000	11,301
Seven & I Holdings Co., Ltd.	100	4,290
Shionogi & Co., Ltd.	200	10,438
Sompo Holdings, Inc.	500	20,206
Start Today Co., Ltd.	300	7,837
Taisei Corp.	300	15,372
Teijin, Ltd.	700	13,328
THK Co., Ltd.	100	4,167
Tokyo Electron, Ltd.	200	36,937
Tokyo Gas Co., Ltd.	300	8,012
Toyo Construction Co., Ltd.	700	3,196
Toyo Seikan Group Holdings, Ltd.	300	4,484
Yaskawa Electric Corp.	300	13,623
		663,918
Netherlands | 3.8%
Aegon NV	1,953	13,189
Koninklijke Ahold Delhaize NV	307	7,279
Royal Dutch Shell PLC, A Shares	1,724	54,099
Wolters Kluwer NV	445	23,699
		98,266
New Zealand | 0.3%
a2 Milk Co., Ltd. (*)	725	6,514
Norway | 3.1%
Aker BP ASA	154	4,166
Salmar ASA	164	6,765
Statoil ASA	2,528	59,873
Telenor ASA	366	8,324
		79,128
Portugal | 0.8%
Jeronimo Martins SGPS SA	1,100	20,061
Russia | 0.6%
Evraz PLC	2,498	15,246
Singapore | 1.5%
United Overseas Bank, Ltd.	600	12,652
Venture Corp., Ltd.	1,200	25,916
		38,568
South Africa | 0.1%
Mondi PLC	104	2,799
Spain | 2.3%
Amadeus IT Group SA	50	3,696
Banco Bilbao Vizcaya Argentaria SA	3,135	24,821
Description	Shares	Fair Value
Banco Santander SA	4,800	$31,306
		59,823
Sweden | 3.3%
Atlas Copco AB, Class A	287	12,433
Electrolux AB, Series B	1,007	31,688
Husqvarna AB, B Shares	418	4,033
Sandvik AB	514	9,432
Volvo AB, Class B	1,502	27,422
		85,008
Switzerland | 8.2%
ABB, Ltd.	138	3,286
Adecco Group AG	308	21,945
Barry Callebaut AG	1	1,955
Logitech International SA	147	5,391
Nestle SA	410	32,458
Novartis AG	626	50,645
Partners Group Holding AG	23	17,117
Roche Holding AG	342	78,501
		211,298
United Kingdom | 15.8%
Admiral Group PLC	646	16,729
Ashtead Group PLC	693	18,897
Associated British Foods PLC	738	25,800
AstraZeneca PLC	108	7,428
Cineworld Group PLC	1,588	5,262
Fevertree Drinks PLC	299	11,055
Hargreaves Lansdown PLC	828	19,003
Howden Joinery Group PLC	1,267	8,200
Imperial Brands PLC	164	5,589
International Consolidated Airlines Group SA	3,306	28,611
Lloyds Banking Group PLC	34,228	31,103
Persimmon PLC	691	24,567
Redrow PLC	718	6,005
Rio Tinto, Ltd.	114	6,407
Royal Bank of Scotland Group PLC (*)	7,833	28,506
SSE PLC	1,798	32,225
SSP Group PLC	1,179	10,127
Tate & Lyle PLC	1,451	11,100
Taylor Wimpey PLC	4,026	10,444
Unilever NV	1,317	74,448
Vodafone Group PLC	5,440	14,896
WH Smith PLC	509	13,923
		410,325
United States | 1.0%
Carnival PLC	324	20,877

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
ICON PLC (*)	48	$5,671
		26,548
Total Common Stocks (Cost $2,370,724)		2,606,328
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $55,509)	55,509	55,509
Total Investments | 102.8% (Cost $2,426,233)		$2,661,837
Liabilities in Excess of Cash and Other Assets | (2.8)%		(71,356)
Net Assets | 100.0%		$2,590,481

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.3%
Australia | 5.1%
carsales.com, Ltd.	79,614	$831,720
Hansen Technologies, Ltd.	255,397	815,588
MYOB Group, Ltd.	289,577	683,280
Pact Group Holdings, Ltd.	179,766	759,988
SpeedCast International, Ltd.	244,834	969,619
		4,060,195
Belgium | 1.4%
Kinepolis Group NV	16,345	1,084,417
Canada | 3.4%
Alaris Royalty Corp.	11,000	139,939
Altus Group, Ltd.	39,965	1,011,882
StorageVault Canada, Inc.	342,900	678,694
The Descartes Systems Group, Inc. (*)	30,500	871,665
		2,702,180
China | 0.8%
JNBY Design, Ltd.	311,000	635,861
Denmark | 1.9%
Dfds A/S	11,180	628,083
Royal Unibrew A/S	13,439	893,518
		1,521,601
France | 2.2%
Chargeurs SA	33,287	973,378
Kaufman & Broad SA	14,964	788,907
		1,762,285
Germany | 9.7%
Aroundtown SA	192,678	1,493,829
AURELIUS Equity Opportunities SE & Co. KGaA	12,246	852,947
CompuGroup Medical SE	18,811	1,018,905
Corestate Capital Holding SA	15,275	868,324
Duerr AG	6,203	681,527
JOST Werke AG	21,406	964,768
Norma Group SE	13,750	1,030,133
PATRIZIA Immobilien AG (*)	35,850	795,363
		7,705,796
Hong Kong | 0.5%
Tongda Group Holdings, Ltd.	2,200,000	424,348
Ireland | 2.1%
Dalata Hotel Group PLC (*)	130,756	999,544
Glenveagh Properties PLC	462,374	633,007
		1,632,551
Description	Shares	Fair Value
Israel | 0.7%
Taptica international, Ltd.	129,566	$568,039
Italy | 4.3%
Banca Generali SpA	24,405	788,200
Cerved Information Solutions SpA	85,304	1,066,477
Ei Towers SpA	15,574	875,028
OVS SpA	111,777	686,913
		3,416,618
Japan | 27.1%
ABC-Mart, Inc.	10,900	716,699
Ai Holdings Corp.	30,760	861,920
Anicom Holdings, Inc.	30,200	1,250,223
Ariake Japan Co., Ltd.	9,200	739,345
CyberAgent, Inc.	16,100	835,197
Daikyonishikawa Corp.	59,300	973,525
Dip Corp.	33,300	1,055,068
Financial Products Group Co., Ltd.	95,437	1,244,404
GMO internet, Inc.	42,600	922,133
Iriso Electronics Co., Ltd.	15,082	922,700
Jafco Co., Ltd.	20,900	976,488
Macromill, Inc.	26,400	814,961
Nissei ASB Machine Co., Ltd.	25,800	1,793,096
Open House Co., Ltd.	17,200	1,061,026
Persol Holdings Co., Ltd.	42,200	1,226,199
Sanwa Holdings Corp.	81,600	1,052,258
Seria Co., Ltd.	13,900	693,761
TechnoPro Holdings, Inc.	21,645	1,314,395
Toridoll Holdings Corp.	33,300	1,230,739
USS Co., Ltd.	44,700	915,869
Zenkoku Hosho Co., Ltd.	21,942	964,132
		21,564,138
Jersey | 1.0%
JTC PLC	194,500	835,024
Luxembourg | 2.2%
Orion Engineered Carbons SA	24,400	661,240
Stabilus SA	11,685	1,116,378
		1,777,618
Netherlands | 2.2%
Aalberts Industries NV	16,565	845,714
Van Lanschot Kempen NV	27,475	873,608
		1,719,322
New Zealand | 0.8%
Z Energy, Ltd.	127,929	648,110
Singapore | 2.4%
BOC Aviation, Ltd.	103,300	615,771

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
NetLink NBN Trust	883,400	$549,712
XP Power, Ltd.	17,453	781,911
		1,947,394
Spain | 1.3%
Hispania Activos Inmobiliarios SOCIMI SA REIT	47,403	1,008,505
Sweden | 5.9%
Alimak Group AB	44,441	676,434
Granges AB	79,280	934,472
Indutrade AB	29,183	755,732
Inwido AB	60,251	538,817
Lifco AB, B Shares	25,812	993,753
Loomis AB, B Shares	21,698	781,481
		4,680,689
Switzerland | 1.4%
Kardex AG	8,195	1,110,529
Taiwan | 2.0%
Elite Material Co., Ltd.	150,000	498,906
Primax Electronics, Ltd.	215,000	480,344
Silicon Motion Technology Corp. ADR	13,005	625,801
		1,605,051
United Kingdom | 17.1%
Arrow Global Group PLC	174,362	856,715
Ascential PLC	155,881	912,834
Auto Trader Group PLC	151,108	743,815
Burford Capital, Ltd.	40,258	758,133
Clinigen Healthcare, Ltd.	83,491	1,045,887
Equiniti Group PLC	253,256	1,062,911
Hunting PLC (*)	77,614	731,764
Polypipe Group PLC	196,485	959,681
Rentokil Initial PLC	172,684	658,978
Rightmove PLC	15,657	955,678
RPC Group PLC	119,139	1,296,256
Savills PLC	78,812	1,086,338
Smart Metering Systems PLC	112,798	1,162,231
Victoria PLC (*)	60,427	629,256
Workspace Group PLC REIT	54,182	754,824
		13,615,301
United States | 1.8%
Core Laboratories NV	6,060	655,813
Samsonite International SA	178,500	816,221
		1,472,034
Total Common Stocks (Cost $59,015,139)		77,497,606
Description	Shares	Fair Value
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $2,323,466)	2,323,466	$2,323,466
Total Investments | 100.2% (Cost $61,338,605)		$79,821,072
Liabilities in Excess of Cash and Other Assets | (0.2)%		(145,865)
Net Assets | 100.0%		$79,675,207

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 94.0%
France | 3.9%
Societe BIC SA	2,213	$220,308
Italy | 7.8%
Atlantia SpA	6,684	207,213
Terna SpA	40,645	237,800
		445,013
Luxembourg | 4.7%
SES SA	19,699	266,881
United Kingdom | 8.6%
National Grid PLC	16,254	182,790
United Utilities Group PLC	30,224	303,680
		486,470
United States | 69.0%
Alphabet, Inc., Class C (*)	101	104,211
Cisco Systems, Inc.	5,630	241,471
Edison International	2,871	182,768
Express Scripts Holding Co. (*)	3,573	246,823
H&R Block, Inc.	10,200	259,182
Intel Corp.	2,300	119,784
International Game Technology PLC	12,619	337,306
McKesson Corp.	1,512	212,995
Medtronic PLC	3,000	240,660
Microsoft Corp.	1,541	140,647
Monsanto Co.	1,882	219,611
Nielsen Holdings PLC	5,831	185,367
Omnicom Group, Inc.	3,011	218,809
Oracle Corp.	5,250	240,188
PG&E Corp.	6,857	301,228
QUALCOMM, Inc.	1,784	98,851
Stericycle, Inc. (*)	5,511	322,559
Tapestry, Inc.	2,221	116,847
Visa, Inc., Class A	933	111,605
		3,900,912
Total Common Stocks (Cost $5,394,138)		5,319,584
Short-Term Investments | 5.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $308,929)	308,929	308,929
Description	Fair Value
Total Investments | 99.5% (Cost $5,703,067)	$5,628,513
Cash and Other Assets in Excess of Liabilities | 0.5%	27,121
Net Assets | 100.0%	$5,655,634

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 97.1%
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	7,541	$828,775
Brazil | 0.7%
Cielo SA	62,320	390,556
Canada | 3.7%
CAE, Inc.	26,200	487,659
Canadian National Railway Co.	11,745	858,392
National Bank of Canada	19,280	907,470
		2,253,521
China | 2.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	2,720	499,229
Tencent Holdings, Ltd.	16,920	900,672
		1,399,901
Finland | 1.2%
Sampo Oyj, A Shares	12,986	724,284
France | 1.2%
Ubisoft Entertainment SA (*)	8,737	738,037
Germany | 2.3%
Continental AG	2,899	800,776
Symrise AG	7,421	597,541
		1,398,317
Hong Kong | 1.5%
AIA Group, Ltd.	108,345	924,928
India | 0.6%
Indiabulls Housing Finance, Ltd. GDR	17,955	341,145
Ireland | 1.4%
Shire PLC	16,904	842,651
Israel | 1.0%
Israel Discount Bank, Ltd., Class A (*)	207,446	596,596
Japan | 6.1%
Daiwa House Industry Co., Ltd.	21,785	838,508
Kao Corp.	8,800	663,479
Ryohin Keikaku Co., Ltd.	2,660	885,872
TechnoPro Holdings, Inc.	11,100	674,049
Yamaha Corp.	13,200	577,186
		3,639,094
Netherlands | 2.0%
Wolters Kluwer NV	22,457	1,195,987
Singapore | 1.3%
Oversea-Chinese Banking Corp., Ltd.	82,300	810,671
Description	Shares	Fair Value
South Africa | 0.9%
Sanlam, Ltd.	71,295	$514,542
Sweden | 2.9%
Assa Abloy AB, Class B	23,795	516,633
Hexagon AB, B Shares	12,611	755,540
Nordea Bank AB	42,844	457,710
		1,729,883
Switzerland | 0.8%
Julius Baer Group, Ltd.	8,228	506,639
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	14,875	650,930
United Kingdom | 12.7%
Ashtead Group PLC	29,113	793,867
British American Tobacco PLC	8,422	488,907
Coca-Cola European Partners PLC	16,340	680,724
Compass Group PLC	33,316	680,786
Diageo PLC	26,470	895,482
Prudential PLC	28,481	711,949
RELX NV	49,951	1,036,284
Rio Tinto PLC	9,121	463,090
RSA Insurance Group PLC	70,000	619,253
Unilever PLC	22,480	1,249,140
		7,619,482
United States | 52.0%
Accenture PLC, Class A	7,000	1,074,500
Alphabet, Inc., Class A (*)	1,524	1,580,601
Aon PLC	8,225	1,154,214
Apple, Inc.	6,492	1,089,228
Applied Materials, Inc.	7,340	408,177
AutoZone, Inc. (*)	894	579,929
Biogen, Inc. (*)	4,035	1,104,864
Cisco Systems, Inc.	17,030	730,417
Citigroup, Inc.	13,120	885,600
Comerica, Inc.	7,180	688,777
Crown Holdings, Inc. (*)	9,270	470,453
DXC Technology Co.	5,455	548,391
Eaton Corp. PLC	7,915	632,488
eBay, Inc. (*)	14,735	592,936
Five Below, Inc. (*)	7,865	576,819
Honeywell International, Inc.	7,033	1,016,339
Intercontinental Exchange, Inc.	14,405	1,044,651
IQVIA Holdings, Inc. (*)	10,435	1,023,778
Johnson & Johnson	8,030	1,029,045
Johnson Controls International PLC	15,810	557,144
Microsoft Corp.	15,045	1,373,157

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Molson Coors Brewing Co., Class B	7,704	$580,342
Motorola Solutions, Inc.	6,310	664,443
Rockwell Automation, Inc.	3,545	617,539
S&P Global, Inc.	4,595	877,921
Schlumberger, Ltd.	12,056	780,988
Snap-on, Inc.	3,655	539,259
Starbucks Corp.	8,315	481,355
The Charles Schwab Corp.	18,115	945,965
The Coca-Cola Co.	29,295	1,272,282
The J.M. Smucker Co.	5,405	670,274
Thermo Fisher Scientific, Inc.	5,255	1,084,947
United Technologies Corp.	5,499	691,884
Visa, Inc., Class A	8,408	1,005,765
Welbilt, Inc. (*)	23,235	451,921
Worldpay, Inc., Class A (*)	16,260	1,337,222
Zoetis, Inc.	13,232	1,105,004
		31,268,619
Total Common Stocks (Cost $49,532,059)		58,374,558
Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $1,542,036)	1,542,036	1,542,036
Total Investments | 99.7% (Cost $51,074,095)		$59,916,594
Cash and Other Assets in Excess of Liabilities | 0.3%		197,893
Net Assets | 100.0%		$60,114,487

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 99.3%
Canada | 1.5%
Toromont Industries, Ltd.	1,020	$44,280
China | 2.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	352	64,606
Denmark | 2.6%
Carlsberg A/S, Class B	238	28,441
Genmab A/S (*)	218	46,932
		75,373
Finland | 2.0%
Sampo Oyj, A Shares	1,040	58,005
France | 4.4%
Ubisoft Entertainment SA (*)	778	65,720
Vivendi SA	2,398	62,066
		127,786
Germany | 1.6%
OSRAM Licht AG	305	22,458
Siemens AG	195	24,872
		47,330
Greece | 1.2%
OPAP SA	3,137	35,969
Hong Kong | 3.6%
AIA Group, Ltd.	7,000	59,758
Techtronic Industries Co., Ltd.	7,363	43,493
		103,251
India | 1.5%
ICICI Bank, Ltd. Sponsored ADR	5,000	44,250
Indonesia | 0.3%
PT Media Nusantara Citra Tbk	83,600	8,651
Israel | 1.4%
Israel Discount Bank, Ltd., Class A (*)	13,808	39,711
Japan | 8.6%
Daiwa House Industry Co., Ltd.	1,500	57,735
Digital Garage, Inc.	1,000	33,137
Don Quijote Holdings Co., Ltd.	700	40,081
Nexon Co., Ltd. (*)	3,000	50,892
TechnoPro Holdings, Inc.	500	30,362
Tokyo Electron, Ltd.	200	36,937
		249,144
Netherlands | 1.4%
ABN AMRO Group NV	1,321	39,828
Description	Shares	Fair Value
New Zealand | 0.9%
Trade Me Group, Ltd.	8,160	$26,174
South Africa | 3.1%
Naspers, Ltd., N Shares	239	58,545
Sanlam, Ltd.	4,284	30,918
		89,463
Switzerland | 3.3%
Partners Group Holding AG	71	52,841
The Swatch Group AG	100	44,122
		96,963
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,005	43,979
United Kingdom | 8.9%
British American Tobacco PLC	1,101	63,914
Coca-Cola European Partners PLC	1,374	57,196
Informa PLC	6,748	68,095
Prudential PLC	1,672	41,796
Rio Tinto PLC	537	27,264
		258,265
United States | 49.3%
Accenture PLC, Class A	420	64,470
Activision Blizzard, Inc.	765	51,607
Alphabet, Inc., Class A (*)	116	120,308
Aon PLC	464	65,113
Bank of America Corp.	2,004	60,100
Biogen, Inc. (*)	177	48,466
Comerica, Inc.	669	64,177
Danaher Corp.	400	39,164
Deere & Co.	267	41,471
eBay, Inc. (*)	584	23,500
EOG Resources, Inc.	427	44,950
Halliburton Co.	673	31,591
Intercontinental Exchange, Inc.	956	69,329
IQVIA Holdings, Inc. (*)	509	49,938
Medtronic PLC	301	24,146
Microsoft Corp.	1,045	95,377
Molson Coors Brewing Co., Class B	395	29,756
Palo Alto Networks, Inc. (*)	179	32,492
Raytheon Co.	326	70,357
S&P Global, Inc.	345	65,916
Starbucks Corp.	481	27,845
The Coca-Cola Co.	1,688	73,310
Union Pacific Corp.	267	35,893
Visa, Inc., Class A	645	77,155
Welbilt, Inc. (*)	1,504	29,253

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Worldpay, Inc., Class A (*)	551	$45,314
Zoetis, Inc.	598	49,939
		1,430,937
Total Common Stocks (Cost $2,475,682)		2,883,965
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $80,480)	80,480	80,480
Total Investments | 102.1% (Cost $2,556,162)		$2,964,445
Liabilities in Excess of Cash and Other Assets | (2.1)%		(59,907)
Net Assets | 100.0%		$2,904,538

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.2%
Australia | 5.1%
Aristocrat Leisure, Ltd.	4,552	$84,863
Computershare, Ltd.	3,939	52,712
CSL, Ltd.	1,899	228,348
Flight Centre Travel Group, Ltd.	1,007	44,309
Investa Office Fund REIT	11,979	39,825
Link Administration Holdings, Ltd.	6,616	42,627
Metcash, Ltd.	17,737	42,869
Newcrest Mining, Ltd.	4,480	67,351
Platinum Asset Management, Ltd.	7,820	35,527
Qantas Airways, Ltd.	8,794	39,563
Sandfire Resources NL	8,409	47,670
Stockland REIT	44,898	139,245
Woodside Petroleum, Ltd.	2,230	50,382
		915,291
Belgium | 0.3%
Proximus SADP	1,797	55,801
Canada | 7.7%
Air Canada (*)	2,100	43,635
Alimentation Couche-Tard, Inc., Class B	1,484	66,428
BCE, Inc.	1,123	48,325
CAE, Inc.	3,620	67,379
Canadian Imperial Bank of Commerce	710	62,670
Canadian National Railway Co.	1,368	99,981
CI Financial Corp.	2,259	48,394
Colliers International Group, Inc.	926	64,285
Constellation Software, Inc.	107	72,600
Detour Gold Corp. (*)	4,028	40,769
Husky Energy, Inc.	3,044	43,568
Kinross Gold Corp. (*)	11,900	47,014
Kirkland Lake Gold, Ltd.	2,342	36,302
Quebecor, Inc., Class B	3,732	71,346
Royal Bank of Canada	1,898	146,613
Suncor Energy, Inc.	4,668	161,198
Teck Resources, Ltd., Class B	1,497	38,554
The Toronto-Dominion Bank	848	48,122
Thomson Reuters Corp.	4,395	169,851
		1,377,034
Denmark | 0.5%
Danske Bank A/S	2,320	86,703
France | 1.5%
Air France-KLM (*)	3,246	36,063
AXA SA	3,875	103,160
Description	Shares	Fair Value
TOTAL SA	2,153	$122,363
		261,586
Germany | 1.4%
Covestro AG	543	53,448
Deutsche Lufthansa AG	3,291	105,127
Rheinmetall AG	395	56,157
Schaeffler AG (Preference Shares)	2,284	35,268
		250,000
Hong Kong | 3.5%
CK Asset Holdings, Ltd.	7,000	59,235
Kerry Properties, Ltd.	10,000	45,402
Sun Hung Kai Properties, Ltd.	6,000	95,579
Swire Pacific, Ltd., Class A	4,500	45,658
Swire Properties, Ltd.	17,600	61,889
Techtronic Industries Co., Ltd.	10,500	62,023
The Wharf Holdings, Ltd.	23,000	79,677
Wharf Real Estate Investment Co., Ltd. (*)	7,959	52,105
Wheelock & Co., Ltd.	9,000	66,004
Yue Yuen Industrial Holdings, Ltd.	16,000	63,903
		631,475
Israel | 1.1%
Bank Leumi Le-Israel BM	11,802	71,281
Israel Discount Bank, Ltd., Class A (*)	25,557	73,500
Nice, Ltd.	476	44,660
		189,441
Italy | 1.2%
Enel SpA	18,490	113,291
FinecoBank Banca Fineco SpA	3,051	36,755
Intesa Sanpaolo SpA	20,036	73,067
		223,113
Japan | 5.9%
Amano Corp.	1,900	50,856
Central Japan Railway Co.	300	57,169
Daicel Corp.	3,700	40,536
Daito Trust Construction Co., Ltd.	400	67,972
East Japan Railway Co.	1,000	93,315
Kaken Pharmaceutical Co., Ltd.	1,000	59,062
Kamigumi Co., Ltd.	3,000	67,219
Kao Corp.	500	37,698
KDDI Corp.	2,300	59,067
Megmilk Snow Brand Co., Ltd.	1,500	40,932
MS&AD Insurance Group Holdings, Inc.	1,200	37,309
NOF Corp.	1,700	51,405
NTT DOCOMO, Inc.	2,500	63,649
Prima Meat Packers, Ltd.	7,000	39,553
Shionogi & Co., Ltd.	800	41,753

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Sompo Holdings, Inc.	1,700	$68,701
Subaru Corp.	1,500	49,648
Taisei Corp.	900	46,115
Tokyo Gas Co., Ltd.	1,500	40,061
Toyobo Co., Ltd.	2,400	47,337
		1,059,357
Malta | 0.3%
Kindred Group PLC	3,613	49,440
Netherlands | 1.2%
Euronext NV	617	45,155
Royal Dutch Shell PLC, A Shares	5,632	176,731
		221,886
New Zealand | 0.6%
Spark New Zealand, Ltd.	40,437	97,979
Norway | 4.6%
Aker BP ASA	3,915	105,903
Leroy Seafood Group ASA	7,689	47,783
Marine Harvest ASA	3,106	62,409
Norsk Hydro ASA	8,172	48,190
Statoil ASA	11,564	273,883
Telenor ASA	12,179	277,005
		815,173
Portugal | 0.4%
Jeronimo Martins SGPS SA	3,656	66,674
Russia | 0.2%
Evraz PLC	7,141	43,582
Singapore | 2.5%
City Developments, Ltd.	10,700	106,669
Singapore Airlines, Ltd.	10,400	86,370
UOL Group, Ltd.	9,600	62,921
Venture Corp., Ltd.	9,200	198,686
		454,646
Spain | 0.1%
Corporacion Financiera Alba SA	337	20,366
Sweden | 1.8%
Atlas Copco AB, Class B	1,426	55,505
Axfood AB	2,475	42,348
Boliden AB	1,645	57,992
Electrolux AB, Series B	1,506	47,390
Hennes & Mauritz AB, B Shares	1,786	26,791
Svenska Cellulosa AB SCA, Class B	9,283	98,969
		328,995
Description	Shares	Fair Value
Switzerland | 1.9%
Georg Fischer AG	53	$70,975
Novartis AG	510	41,260
Partners Group Holding AG	84	62,516
Roche Holding AG	524	120,185
Swiss Life Holding AG	137	48,809
		343,745
United Kingdom | 4.1%
Admiral Group PLC	2,552	66,087
Compass Group PLC	7,473	152,705
Hargreaves Lansdown PLC	2,558	58,708
Howden Joinery Group PLC	7,076	45,798
IG Group Holdings PLC	4,199	47,055
International Consolidated Airlines Group SA	5,249	45,335
Persimmon PLC	1,690	60,084
SSE PLC	6,366	114,095
Tate & Lyle PLC	5,054	38,662
WH Smith PLC	2,146	58,700
Wm Morrison Supermarkets PLC	15,464	46,337
		733,566
United States | 52.3%
3M Co.	1,142	250,692
Accenture PLC, Class A	1,288	197,708
Ally Financial, Inc.	1,933	52,481
Amdocs, Ltd.	817	54,510
Ameren Corp.	1,330	75,318
American Electric Power Co., Inc.	858	58,850
Ameriprise Financial, Inc.	267	39,500
Anthem, Inc.	235	51,630
Aon PLC	1,910	268,030
AT&T, Inc.	970	34,581
Atkore International Group, Inc. (*)	2,427	48,176
Automatic Data Processing, Inc.	377	42,782
Avery Dennison Corp.	1,557	165,431
Berry Plastics Group, Inc. (*)	1,510	82,763
BGC Partners, Inc., Class A	4,220	56,759
Biogen, Inc. (*)	205	56,133
Bristol-Myers Squibb Co.	704	44,528
Campbell Soup Co.	3,574	154,790
Carnival Corp.	2,007	131,619
Carnival PLC	1,548	99,747
Carter’s, Inc.	381	39,662
Centene Corp. (*)	414	44,244
Cerner Corp. (*)	560	32,480
Cigna Corp.	565	94,773
Comcast Corp., Class A	3,764	128,616

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Consolidated Edison, Inc.	3,588	$279,649
Costco Wholesale Corp.	352	66,327
Cracker Barrel Old Country Store, Inc.	487	77,530
Crown Holdings, Inc. (*)	891	45,218
Cummins, Inc.	356	57,704
CVS Health Corp.	579	36,020
Darden Restaurants, Inc.	2,055	175,189
Deckers Outdoor Corp. (*)	477	42,944
Discovery Communications, Inc., Class C (*)	2,128	41,539
Eastman Chemical Co.	814	85,942
Eli Lilly & Co.	1,370	105,997
Evercore, Inc., Class A	468	40,810
Exelon Corp.	890	34,719
Express Scripts Holding Co. (*)	849	58,649
F5 Networks, Inc. (*)	725	104,842
Facebook, Inc., Class A (*)	278	44,422
Fiserv, Inc. (*)	2,032	144,902
HCA Healthcare, Inc.	908	88,076
Hubbell, Inc.	465	56,628
Humana, Inc.	269	72,315
ICON PLC (*)	542	64,032
Insperity, Inc.	644	44,790
Intel Corp.	2,162	112,597
IQVIA Holdings, Inc. (*)	602	59,062
Johnson & Johnson	769	98,547
Kimberly-Clark Corp.	1,396	153,741
Lamb Weston Holdings, Inc.	769	44,771
Lockheed Martin Corp.	258	87,186
Lowe’s Cos., Inc.	1,205	105,739
LPL Financial Holdings, Inc.	685	41,833
Marsh & McLennan Cos., Inc.	2,605	215,147
MasterCard, Inc., Class A	495	86,704
Maxim Integrated Products, Inc.	1,906	114,779
Michael Kors Holdings, Ltd. (*)	735	45,629
Nordstrom, Inc.	889	43,036
Northrop Grumman Corp.	480	167,578
NVR, Inc. (*)	16	44,800
Omnicom Group, Inc.	3,319	241,192
Owens Corning	681	54,752
Park Hotels & Resorts, Inc. REIT	1,443	38,990
Paychex, Inc.	2,278	140,302
PepsiCo, Inc.	2,360	257,594
PG&E Corp.	2,939	129,110
PNM Resources, Inc.	990	37,868
Raytheon Co.	301	64,962
Red Hat, Inc. (*)	815	121,851
Description	Shares	Fair Value
Republic Services, Inc.	1,243	$82,324
Ross Stores, Inc.	2,943	229,495
Royal Caribbean Cruises, Ltd.	666	78,415
Simon Property Group, Inc. REIT	1,549	239,088
Skyworks Solutions, Inc.	493	49,428
Starbucks Corp.	2,561	148,256
Sysco Corp.	2,392	143,424
TE Connectivity, Ltd.	449	44,855
Teradyne, Inc.	1,775	81,135
Texas Instruments, Inc.	584	60,672
The Boeing Co.	414	135,742
The Clorox Co.	308	40,998
The Estee Lauder Cos., Inc., Class A	1,598	239,253
The Gap, Inc.	1,428	44,554
The Procter & Gamble Co.	836	66,278
The TJX Cos., Inc.	662	53,993
The Toro Co.	626	39,094
Time Warner, Inc.	609	57,599
UnitedHealth Group, Inc.	873	186,822
Visa, Inc., Class A	355	42,465
Walmart, Inc.	1,796	159,790
Waste Management, Inc.	3,259	274,147
WW Grainger, Inc.	493	139,159
Zoetis, Inc.	1,914	159,838
		9,378,641
Total Common Stocks (Cost $17,405,174)		17,604,494
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $381,559)	381,559	381,559
Total Investments | 100.3% (Cost $17,786,733)		$17,986,053
Liabilities in Excess of Cash and Other Assets | (0.3)%		(56,134)
Net Assets | 100.0%		$17,929,919

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.3%
Argentina | 1.5%
YPF SA Sponsored ADR	9,289,994	$200,849,670
Brazil | 10.9%
Ambev SA ADR	30,958,640	225,069,313
Banco do Brasil SA	30,244,534	375,875,215
BB Seguridade Participacoes SA	24,962,600	221,313,454
CCR SA	39,136,834	148,180,474
Cia de Saneamento Basico do Estado de Sao Paulo	7,665,000	81,259,749
Cielo SA	36,526,919	228,912,131
Localiza Rent a Car SA	4,785,581	41,630,764
Petrobras Distribuidora SA	18,841,100	131,772,706
		1,454,013,806
China | 16.3%
AAC Technologies Holdings, Inc.	5,748,000	105,103,709
Baidu, Inc. Sponsored ADR (*)	1,126,739	251,476,877
China Construction Bank Corp., Class H	629,235,220	653,836,901
China Mobile, Ltd. Sponsored ADR	7,315,000	334,661,250
China Shenhua Energy Co., Ltd., Class H	36,120,610	90,760,664
CNOOC, Ltd.	64,517,000	95,209,143
ENN Energy Holdings, Ltd.	15,589,000	139,815,963
Hengan International Group Co., Ltd.	10,258,500	95,598,034
NetEase, Inc. ADR	872,964	244,770,376
Weichai Power Co., Ltd., Class H (^)	142,098,288	160,617,607
		2,171,850,524
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	23,264,559	118,261,710
Hungary | 1.8%
OTP Bank Nyrt.	5,457,797	246,012,725
India | 8.9%
Axis Bank, Ltd.	26,982,778	212,562,368
Bajaj Auto, Ltd.	2,552,965	107,829,529
HCL Technologies, Ltd.	11,352,102	169,814,913
Hero MotoCorp, Ltd.	3,514,953	191,787,601
Punjab National Bank (*)	53,721,628	79,190,268
Tata Consultancy Services, Ltd.	9,819,005	430,462,069
		1,191,646,748
Indonesia | 4.7%
PT Astra International Tbk	245,485,600	130,768,317
PT Bank Mandiri (Persero) Tbk	417,274,342	233,386,998
PT Semen Indonesia (Persero) Tbk	118,904,700	89,607,778
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,601,210	$174,403,968
		628,167,061
Malaysia | 0.4%
British American Tobacco Malaysia Berhad	8,363,100	56,953,677
Mexico | 3.4%
America Movil SAB de CV, Class L Sponsored ADR	15,125,471	288,745,241
Grupo Mexico SAB de CV, Series B	24,648,547	83,320,763
Kimberly-Clark de Mexico SAB de CV, Series A	46,936,795	88,568,821
		460,634,825
Pakistan | 1.7%
Habib Bank, Ltd.	28,492,480	51,481,366
Oil & Gas Development Co., Ltd.	39,752,949	60,090,223
Pakistan Petroleum, Ltd.	61,230,202	113,532,690
		225,104,279
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	3,193,885	90,610,517
Russia | 10.7%
ALROSA PAO	126,706,643	201,005,391
Gazprom PJSC Sponsored ADR	22,103,721	107,809,993
LUKOIL PJSC Sponsored ADR	4,328,754	298,631,419
Magnit PJSC Sponsored GDR (‡) ,(#)	904,765	16,679,343
Magnit PJSC Sponsored GDR	1,737,092	32,032,449
Mobile TeleSystems PJSC Sponsored ADR	19,204,443	218,738,606
Sberbank of Russia PJSC (Russia)	2,989,408	13,252,465
Sberbank of Russia PJSC (Unites States)	123,922,818	548,386,228
		1,436,535,894
South Africa | 11.5%
Imperial Holdings, Ltd.	8,640,318	170,727,544
Life Healthcare Group Holdings, Ltd.	44,740,232	104,993,525
Nedbank Group, Ltd.	6,039,648	145,928,422
PPC, Ltd. (*), (^)	83,815,165	55,735,833
Sanlam, Ltd.	21,516,897	155,289,104
Shoprite Holdings, Ltd.	12,782,130	273,010,283
Standard Bank Group, Ltd.	9,456,875	174,912,099
The Bidvest Group, Ltd.	10,099,059	191,521,081
Vodacom Group, Ltd.	13,374,365	173,071,834
Woolworths Holdings, Ltd.	17,827,293	90,451,291
		1,535,641,016
South Korea | 14.0%
Coway Co., Ltd.	1,863,551	154,283,979
Hanwha Life Insurance Co., Ltd.	16,644,726	98,291,862
Hyundai Mobis Co., Ltd.	822,225	196,307,975
KB Financial Group, Inc.	2,957,243	171,175,357

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
KT&G Corp.	781,353	$73,238,997
Samsung Electronics Co., Ltd.	243,239	566,833,699
Shinhan Financial Group Co., Ltd.	4,660,107	198,464,169
SK Hynix, Inc.	5,352,079	409,871,958
		1,868,467,996
Taiwan | 4.6%
Hon Hai Precision Industry Co., Ltd.	34,882,032	109,001,092
Taiwan Semiconductor Manufacturing Co., Ltd.	59,499,284	505,685,576
		614,686,668
Thailand | 1.3%
Kasikornbank Public Co. Ltd.	11,376,054	77,635,039
The Siam Cement Public Co. Ltd.	5,636,700	89,184,295
		166,819,334
Turkey | 4.0%
Akbank Turk AS	43,447,498	105,403,016
KOC Holding AS	23,704,247	97,896,053
Tupras Turkiye Petrol Rafinerileri AS	2,818,444	78,683,964
Turk Telekomunikasyon AS (*)	65,008,543	111,311,851
Turkcell Iletisim Hizmetleri AS	10,106,171	38,649,801
Turkiye Is Bankasi AS, C Shares	57,223,312	103,570,801
		535,515,486
Total Common Stocks (Cost $10,625,030,944)		13,001,771,936
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $332,929,823)	332,929,823	332,929,823
Total Investments | 99.8% (Cost $10,957,960,767)		$13,334,701,759
Cash and Other Assets in Excess of Liabilities | 0.2%		33,105,149
Net Assets | 100.0%		$13,367,806,908

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 96.9%
Argentina | 1.6%
Grupo Supervielle SA Sponsored ADR	87,800	$2,663,852
Loma Negra Cia Industrial Argentina SA Sponsored ADR	99,500	2,121,340
		4,785,192
Brazil | 8.5%
AES Tiete Energia SA	481,100	1,769,088
Azul SA ADR	97,400	3,384,650
Banco do Brasil SA	518,700	6,446,338
Braskem SA A Shares	334,742	4,866,836
CCR SA	507,700	1,922,261
Rumo SA (*)	768,300	3,060,214
Telefonica Brasil SA ADR	234,100	3,595,776
		25,045,163
China | 24.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	68,800	12,627,552
Baidu, Inc. Sponsored ADR (*)	13,054	2,913,522
Brilliance China Automotive Holdings, Ltd.	862,000	1,813,042
China National Building Material Co., Ltd., Class H	2,540,000	2,795,555
Industrial & Commercial Bank of China, Ltd., Class H	14,380,633	12,470,340
JD.com, Inc. ADR (*)	91,100	3,688,639
NetEase, Inc. ADR	12,000	3,364,680
New Oriental Education & Technology Group, Inc. Sponsored ADR	42,786	3,750,193
PICC Property & Casualty Co., Ltd., Class H	1,725,180	3,051,134
Ping An Insurance (Group) Co. of China, Ltd., Class H	586,000	6,029,694
Tencent Holdings, Ltd.	350,200	18,641,574
Wuxi Biologics Cayman, Inc.	113,000	1,097,782
		72,243,707
Colombia | 1.9%
Bancolombia SA Sponsored ADR	58,600	2,462,372
Ecopetrol SA Sponsored ADR	164,258	3,175,107
		5,637,479
Hong Kong | 1.0%
Techtronic Industries Co., Ltd.	522,500	3,086,402
Hungary | 1.1%
MOL Hungarian Oil & Gas PLC	307,577	3,370,298
India | 8.2%
HDFC Bank, Ltd. ADR	78,369	7,740,506
Hindalco Industries, Ltd.	726,583	2,409,773
Hindustan Zinc, Ltd.	658,396	3,048,054
Description	Shares	Fair Value
Maruti Suzuki India, Ltd.	28,788	$3,932,794
Motherson Sumi Systems, Ltd.	546,970	2,624,074
Tata Motors, Ltd. Sponsored ADR (*)	78,557	2,018,915
UPL, Ltd.	213,676	2,404,248
		24,178,364
Indonesia | 2.0%
PT Bank Mandiri (Persero) Tbk	6,597,400	3,690,012
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	79,760	2,107,259
		5,797,271
Luxembourg | 2.1%
Tenaris SA ADR	56,400	1,955,388
Ternium SA Sponsored ADR	128,700	4,181,463
		6,136,851
Mexico | 3.0%
Arca Continental SAB de CV	320,745	2,227,243
Gruma SAB de CV, Class B	204,253	2,347,735
Grupo Aeroportuario del Pacifico SAB de CV ADR	17,500	1,743,700
Grupo Financiero Banorte SAB de CV, Class O	412,200	2,531,150
		8,849,828
Peru | 1.0%
Credicorp, Ltd.	12,850	2,917,464
Philippines | 1.5%
BDO Unibank, Inc.	1,025,371	2,741,353
GT Capital Holdings, Inc.	72,915	1,641,952
		4,383,305
Portugal | 1.0%
Galp Energia SGPS SA	158,680	2,993,078
Russia | 7.2%
LUKOIL PJSC Sponsored ADR (London)	124,349	8,578,570
LUKOIL PJSC Sponsored ADR (United States)	1,717	118,851
Sberbank of Russia PJSC Sponsored ADR (London)	474,430	8,860,471
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	1,001,169
Severstal PJSC GDR	184,762	2,791,499
		21,350,560
South Africa | 6.1%
Barloworld, Ltd.	162,885	2,288,969
FirstRand, Ltd.	653,813	3,700,222
Mondi PLC	123,664	3,327,851
Naspers, Ltd., N Shares	22,518	5,515,934

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
The Bidvest Group, Ltd.	172,439	$3,270,176
		18,103,152
South Korea | 11.3%
Coway Co., Ltd.	25,457	2,107,593
DB Insurance Co., Ltd.	41,240	2,555,054
KT&G Corp.	13,694	1,283,587
Lotte Chemical Corp.	5,789	2,367,026
NCSoft Corp.	7,072	2,740,399
Samsung Electronics Co., Ltd.	7,371	17,177,061
SK Hynix, Inc.	70,300	5,383,702
		33,614,422
Taiwan | 10.7%
Advanced Semiconductor Engineering, Inc. ADR	335,500	2,435,730
Far EasTone Telecommunications Co., Ltd.	994,000	2,633,020
Formosa Plastics Corp.	676,000	2,406,755
Hon Hai Precision Industry Co., Ltd.	1,158,500	3,620,138
Largan Precision Co., Ltd.	28,000	3,239,675
Silicon Motion Technology Corp. ADR	50,210	2,416,105
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	342,378	14,982,461
		31,733,884
Thailand | 1.3%
Bangkok Bank Public Co. Ltd.	260,600	1,786,130
Kasikornbank Public Co. Ltd.	307,300	2,097,146
		3,883,276
Turkey | 1.5%
Arcelik AS	252,097	1,143,922
KOC Holding AS	308,409	1,273,697
Tofas Turk Otomobil Fabrikasi AS	303,820	2,041,953
		4,459,572
United Arab Emirates | 0.4%
Emaar Properties PJSC	812,186	1,285,945
United Kingdom | 1.1%
Unilever NV NY Shares	57,300	3,231,147
Total Common Stocks (Cost $233,625,349)		287,086,360
Preferred Stocks | 0.9%
Brazil | 0.9%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,879,816)	178,729	2,788,172
Description	Shares	Fair Value
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $6,727,116)	6,727,116	$6,727,116
Total Investments | 100.1% (Cost $242,232,281)		$296,601,648
Liabilities in Excess of Cash and Other Assets | (0.1)%		(319,713)
Net Assets | 100.0%		$296,281,935

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 95.6%
Argentina | 0.9%
YPF SA Sponsored ADR	120,420	$2,603,480
Brazil | 4.8%
CVC Brasil Operadora e Agencia de Viagens SA	131,100	2,408,401
Petrobras Distribuidora SA	719,400	5,031,409
Petroleo Brasileiro SA Sponsored ADR (*)	518,400	6,734,016
		14,173,826
Canada | 1.6%
First Quantum Minerals, Ltd.	336,955	4,731,258
China | 29.5%
AAC Technologies Holdings, Inc.	117,140	2,141,936
Agricultural Bank of China, Ltd., Class H	8,526,500	4,903,284
Alibaba Group Holding, Ltd. Sponsored ADR (*)	57,710	10,592,093
Anhui Conch Cement Co., Ltd., Class H	1,091,500	6,021,238
Baidu, Inc. Sponsored ADR (*)	38,217	8,529,652
Beijing Enterprises Water Group, Ltd.	3,278,000	1,843,648
Brilliance China Automotive Holdings, Ltd.	1,227,827	2,582,486
China Medical System Holdings, Ltd.	2,577,000	5,898,559
China Merchants Bank Co., Ltd., Class H	1,197,211	4,966,379
China State Construction International Holdings, Ltd.	4,778,160	5,868,047
Kingsoft Corp., Ltd.	1,466,000	4,713,472
Li Ning Co., Ltd. (*)	4,030,500	4,161,902
Minth Group, Ltd.	43,020	197,215
Ping An Insurance (Group) Co. of China, Ltd., Class H	619,000	6,369,250
Qudian, Inc. Sponsored ADR	71,000	830,700
Tencent Holdings, Ltd.	198,400	10,561,074
Vipshop Holdings, Ltd. ADR (*)	125,300	2,082,486
Zhuzhou CRRC Times Electric Co., Ltd., Class H	608,500	2,970,462
ZTO Express Cayman, Inc. ADR	128,085	1,919,994
		87,153,877
Colombia | 1.0%
Bancolombia SA Sponsored ADR	67,347	2,829,921
Hong Kong | 4.6%
China Gas Holdings, Ltd.	1,407,200	5,162,077
SMI Holdings Group, Ltd.	2,207,200	958,940
Techtronic Industries Co., Ltd.	1,281,500	7,569,806
		13,690,823
India | 7.8%
HDFC Bank, Ltd. ADR	42,985	4,245,628
ICICI Bank, Ltd. Sponsored ADR	722,401	6,393,249
Description	Shares	Fair Value
Petronet LNG, Ltd.	157,239	$560,110
Reliance Industries, Ltd.	424,626	5,774,025
Shriram Transport Finance Co., Ltd.	268,135	5,947,735
		22,920,747
Indonesia | 2.7%
PT Bank Rakyat Indonesia (Persero) Tbk	30,482,200	8,000,651
Luxembourg | 0.8%
Tenaris SA ADR	65,700	2,277,819
Mexico | 1.0%
Grupo Financiero Banorte SAB de CV, Class O	493,557	3,030,730
Peru | 2.0%
Credicorp, Ltd.	26,255	5,960,935
Philippines | 0.9%
BDO Unibank, Inc.	1,012,755	2,707,624
Portugal | 2.0%
Galp Energia SGPS SA	316,765	5,974,933
Russia | 7.5%
Mail.Ru Group, Ltd. GDR (*)	162,378	5,694,296
Novatek OAO Sponsored GDR (London)	6,612	907,011
Novatek OAO Sponsored GDR (United States)	18,525	2,537,925
Sberbank of Russia PJSC	1,681,560	7,441,279
X5 Retail Group NV GDR (United States) (*)	106,156	3,573,326
Yandex NV Class A (*)	51,835	2,044,891
		22,198,728
South Africa | 3.8%
Capitec Bank Holdings, Ltd.	57,920	4,266,425
Petra Diamonds, Ltd. (*)	1,084,266	998,565
Standard Bank Group, Ltd.	321,482	5,946,054
		11,211,044
South Korea | 8.0%
Doosan Bobcat, Inc.	94,420	2,810,205
Korea Aerospace Industries, Ltd. (*)	47,096	2,221,930
NCSoft Corp.	9,490	3,677,373
Netmarble Games Corp.	16,636	2,320,097
Partron Co., Ltd.	257,380	2,067,440
Samsung Electronics Co., Ltd.	4,077	9,500,866
SPC Samlip Co., Ltd.	8,695	1,019,793
		23,617,704
Taiwan | 12.4%
Advanced Semiconductor Engineering, Inc.	3,350,578	4,830,020
Airtac International Group	184,000	3,318,510
Catcher Technology Co., Ltd.	204,670	2,565,102
Hiwin Technologies Corp.	464,407	6,693,034

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Largan Precision Co., Ltd.	19,860	$2,297,855
MediaTek, Inc.	576,000	6,620,760
Silicon Motion Technology Corp. ADR	95,310	4,586,317
Taiwan Semiconductor Manufacturing Co., Ltd.	674,000	5,728,339
		36,639,937
Turkey | 3.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	251,826	1,961,423
Turkcell Iletisim Hizmetleri AS	588,628	2,251,135
Turkiye Garanti Bankasi AS	1,953,047	5,402,570
		9,615,128
United Kingdom | 1.0%
KAZ Minerals PLC (*)	252,517	3,046,305
Total Common Stocks (Cost $215,279,374)		282,385,470
Preferred Stocks | 1.7%
Brazil | 1.7%
Banco Bradesco SA ADR (Cost $3,988,408)	435,079	5,168,738
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $8,606,447)	8,606,447	8,606,447
Total Investments | 100.2% (Cost $227,874,229)		$296,160,655
Liabilities in Excess of Cash and Other Assets | (0.2)%		(684,606)
Net Assets | 100.0%		$295,476,049

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 99.0%
Brazil | 4.2%
Ambev SA ADR	2,017	$14,664
Banco do Brasil SA	500	6,214
BB Seguridade Participacoes SA	3,700	32,803
Cia de Saneamento Basico do Estado de Sao Paulo	700	7,421
Cia de Saneamento de Minas Gerais-COPASA	700	10,194
EcoRodovias Infraestrutura e Logistica SA	2,000	5,301
Estacio Participacoes SA	900	9,533
Fibria Celulose SA	1,200	23,637
Guararapes Confeccoes SA	200	9,118
M Dias Branco SA	700	10,816
Petroleo Brasileiro SA (Preference Shares) (*)	6,000	38,910
Vale SA	3,309	42,307
		210,918
Chile | 0.5%
Enel Chile SA ADR	2,669	17,082
Sociedad Quimica y Minera de Chile SA Sponsored ADR	190	9,339
		26,421
China | 28.7%
AAC Technologies Holdings, Inc.	500	9,143
Agile Group Holdings, Ltd.	6,000	12,565
Agricultural Bank of China, Ltd., Class H	13,000	7,476
Air China, Ltd., Class H	8,000	10,312
Alibaba Group Holding, Ltd. Sponsored ADR (*)	970	178,034
Anhui Conch Cement Co., Ltd., Class H	3,000	16,549
ANTA Sports Products, Ltd.	2,000	10,181
Autohome, Inc. ADR	86	7,391
BAIC Motor Corp., Ltd., Class H	6,500	8,046
Baidu, Inc. Sponsored ADR (*)	166	37,049
Bank of China, Ltd., Class H	51,000	27,718
Bank of Communications Co., Ltd., Class H	12,000	9,480
Beijing Capital International Airport Co., Ltd., Class H	10,000	13,536
China Construction Bank Corp., Class H	77,000	80,010
China Evergrande Group (*)	5,000	15,999
China Huarong Asset Management Co., Ltd., Class H	26,000	11,014
China Merchants Bank Co., Ltd., Class H	5,500	22,816
China Mobile, Ltd.	6,000	54,897
China Overseas Land & Investment, Ltd.	4,000	14,062
China Petroleum & Chemical Corp., Class H	36,000	31,920
China Shenhua Energy Co., Ltd., Class H	10,000	25,127
Description	Shares	Fair Value
China Telecom Corp., Ltd. Class H	14,000	$6,208
CIFI Holdings Group Co., Ltd.	20,000	17,669
CNOOC, Ltd.	26,000	38,369
Country Garden Holdings Co., Ltd.	22,000	45,942
CSPC Pharmaceutical Group, Ltd.	18,000	48,457
Dali Foods Group Co., Ltd.	10,500	8,673
Dongfeng Motor Group Co., Ltd., Class H	12,000	14,002
Geely Automobile Holdings, Ltd.	12,000	35,050
Guangzhou Automobile Group Co., Ltd. Class H	8,000	14,860
Haitian International Holdings, Ltd.	6,000	18,249
Industrial & Commercial Bank of China, Ltd., Class H	86,000	74,576
JD.com, Inc. ADR (*)	302	12,228
Jiangsu Expressway Co., Ltd., Class H	6,000	8,537
Longfor Properties Co., Ltd.	6,500	20,073
MMG, Ltd. (*)	16,000	9,909
NetEase, Inc. ADR	41	11,496
PetroChina Co., Ltd., Class H	34,000	23,652
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,500	36,013
Sunny Optical Technology Group Co., Ltd.	900	16,980
Tencent Holdings, Ltd.	4,600	244,864
Tianneng Power International, Ltd.	10,000	11,968
Tingyi (Cayman Islands) Holding Corp.	10,000	20,909
TravelSky Technology, Ltd. Class H	5,000	14,649
Vipshop Holdings, Ltd. ADR (*)	769	12,781
Weibo Corp. Sponsored ADR (*)	61	7,292
Xiabuxiabu Catering Management China Holdings Co., Ltd.	5,500	10,540
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,600	7,427
YY, Inc. ADR (*)	166	17,463
Zhongsheng Group Holdings, Ltd.	5,000	13,738
		1,425,899
Colombia | 0.5%
Bancolombia SA Sponsored ADR	160	6,723
Ecopetrol SA Sponsored ADR	804	15,541
		22,264
Egypt | 0.7%
Commercial International Bank Egypt SAE ADR	6,521	34,333
Greece | 0.3%
JUMBO SA	450	8,058
Motor Oil (Hellas) Corinth Refineries SA	317	7,154
		15,212

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Hong Kong | 1.3%
Haier Electronics Group Co., Ltd.	3,000	$10,802
Kingboard Chemical Holdings, Ltd.	1,500	6,963
Lee & Man Paper Manufacturing, Ltd.	9,000	9,597
Nine Dragons Paper Holdings, Ltd.	7,000	10,611
Sino Biopharmaceutical, Ltd.	13,000	25,909
		63,882
Hungary | 1.3%
Magyar Telekom Telecommunications PLC	8,117	14,508
MOL Hungarian Oil & Gas PLC	3,808	41,726
OTP Bank Nyrt.	202	9,105
		65,339
India | 6.0%
Cipla, Ltd. GDR	1,102	9,202
GAIL India, Ltd. GDR	575	23,589
HDFC Bank, Ltd. ADR	503	49,681
ICICI Bank, Ltd. Sponsored ADR	880	7,788
Infosys, Ltd. Sponsored ADR	3,116	55,621
Reliance Industries, Ltd. Sponsored GDR (#)	979	26,547
State Bank of India GDR	225	8,692
Tata Motors, Ltd. Sponsored ADR (*)	719	18,478
Tata Steel, Ltd. GDR	1,811	15,732
Vedanta, Ltd. ADR	512	8,996
Wipro, Ltd. ADR	6,065	31,296
WNS Holdings, Ltd. ADR (*)	940	42,610
		298,232
Indonesia | 3.3%
Kalbe Farma Tbk PT	63,800	6,967
PT Adaro Energy Tbk	45,200	7,037
PT Bank Central Asia Tbk	10,200	17,318
PT Bank Mandiri (Persero) Tbk	16,200	9,061
PT Bank Negara Indonesia (Persero) Tbk	28,100	17,781
PT Bank Rakyat Indonesia (Persero) Tbk	130,500	34,252
PT Bank Tabungan Negara (Persero) Tbk	53,200	14,723
PT Gudang Garam Tbk	2,500	13,200
PT Hanjaya Mandala Sampoerna Tbk	35,800	10,388
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	659	17,411
PT Unilever Indonesia Tbk	2,600	9,368
PT United Tractors Tbk	3,400	7,934
		165,440
Luxembourg | 0.1%
Ternium SA Sponsored ADR	205	6,660
Description	Shares	Fair Value
Malaysia | 2.8%
AirAsia Berhad	12,100	$12,521
Astro Malaysia Holdings Berhad	16,900	8,957
Hartalega Holdings Berhad	7,200	10,980
Hong Leong Bank Berhad	4,300	20,913
Inari Amertron Berhad	16,900	12,326
Nestle Malaysia Berhad	800	31,276
Petronas Chemicals Group Berhad	12,600	26,625
SKP Resources Berhad	18,500	7,608
Sunway Construction Group Berhad	13,800	7,339
		138,545
Mexico | 2.1%
Alfa SAB de CV, Series A	8,300	10,728
America Movil SAB de CV, Class L Sponsored ADR	1,447	27,623
Grupo Carso SAB de CV, Series A1	1,500	5,326
Grupo Financiero Banorte SAB de CV, Class O	2,800	17,194
Grupo Mexico SAB de CV, Series B	2,600	8,789
Wal-Mart de Mexico SAB de CV	13,400	34,283
		103,943
Peru | 0.4%
Cia de Minas Buenaventura SAA ADR	588	8,955
Credicorp, Ltd.	39	8,855
		17,810
Philippines | 1.2%
Ayala Land, Inc.	35,100	27,734
Cebu Air, Inc.	7,180	13,024
DMCI Holdings, Inc.	61,300	14,329
JG Summit Holdings, Inc.	5,570	6,708
		61,795
Poland | 2.0%
Ciech SA (*)	279	4,818
Dino Polska SA	546	13,833
Enea SA	6,921	18,661
Grupa Lotos SA	551	8,513
Jastrzebska Spolka Weglowa SA (*)	283	6,713
PGE Polska Grupa Energetyczna SA (*)	2,094	6,088
Polski Koncern Naftowy ORLEN SA	801	19,723
Polskie Gornictwo Naftowe i Gazownictwo SA	8,666	14,316
Tauron Polska Energia SA (*)	11,891	8,452
		101,117
Russia | 4.7%
Gazprom PJSC Sponsored ADR	4,299	20,968
LUKOIL PJSC Sponsored ADR	534	36,839

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Novolipetsk Steel PJSC GDR	916	$22,851
RusHydro PJSC ADR	7,122	8,979
Sberbank of Russia PJSC Sponsored ADR	4,580	85,536
Tatneft PAO Sponsored ADR	741	46,835
United Co. RUSAL PLC	15,000	9,140
		231,148
Singapore | 0.2%
China Yuchai International, Ltd.	416	8,807
South Africa | 4.9%
Astral Foods, Ltd.	589	15,564
AVI, Ltd.	2,117	19,805
Barclays Africa Group, Ltd.	725	11,640
Clicks Group, Ltd.	761	11,779
Coronation Fund Managers, Ltd.	1,426	9,724
Dis-Chem Pharmacies, Ltd.	4,625	13,482
FirstRand, Ltd.	2,508	14,194
Mr. Price Group, Ltd.	764	18,418
Naspers, Ltd., N Shares	279	68,343
Sanlam, Ltd.	1,711	12,348
Sappi, Ltd.	982	6,325
Standard Bank Group, Ltd.	1,858	34,365
Tiger Brands, Ltd.	297	9,331
		245,318
South Korea | 16.5%
Celltrion, Inc. (*)	62	18,314
DB Insurance Co., Ltd.	231	14,312
Hana Financial Group, Inc.	479	20,572
Hanwha General Insurance Co., Ltd.	1,852	14,665
Hyundai Development Co-Engineering & Construction	254	9,075
Hyundai Marine & Fire Insurance Co., Ltd.	865	31,951
Industrial Bank of Korea	738	10,845
KB Financial Group, Inc.	265	15,339
KB Financial Group, Inc. ADR (*)	946	54,811
KCC Corp.	69	21,639
Korea Electric Power Corp. Sponsored ADR (*)	756	11,635
Korea PetroChemical Ind Co., Ltd.	34	9,398
Korea United Pharm, Inc.	333	8,673
Korean Air Lines Co., Ltd.	295	9,116
LG Chem, Ltd.	25	9,156
LG Corp.	122	10,005
LG Electronics, Inc.	382	39,363
LG Household & Health Care, Ltd.	11	12,354
LG Uplus Corp.	1,735	20,138
Description	Shares	Fair Value
Loen Entertainment, Inc.	151	$15,743
Lotte Chemical Corp.	34	13,902
Lotte Shopping Co., Ltd.	81	17,926
Meritz Fire & Marine Insurance Co., Ltd.	997	19,828
NAVER Corp.	11	8,157
NCSoft Corp.	22	8,525
NH Investment & Securities Co., Ltd.	901	11,921
OCI Co., Ltd.	63	9,408
POSCO	30	9,474
Samsung Electronics Co., Ltd. GDR	207	237,738
Samsung SDS Co., Ltd.	70	16,750
Shinhan Financial Group Co., Ltd. ADR (*)	537	22,769
SK Hynix, Inc.	706	54,067
SK Telecom Co., Ltd. Sponsored ADR	819	19,795
SKCKOLONPI, Inc.	249	10,506
		817,870
Taiwan | 11.9%
Advantech Co., Ltd.	2,000	14,455
Chailease Holding Co., Ltd.	8,000	27,727
China General Plastics Corp.	8,000	8,634
Chroma ATE, Inc.	2,000	12,467
E Ink Holdings, Inc.	6,000	10,068
Eva Airways Corp.	17,000	8,767
Feng TAY Enterprise Co., Ltd.	3,000	13,747
Formosa Chemicals & Fibre Corp.	4,000	15,103
Fubon Financial Holding Co., Ltd.	11,000	19,094
Gigabyte Technology Co., Ltd.	9,000	21,359
Grape King Bio, Ltd.	3,000	26,560
HannStar Display Corp.	24,000	8,361
Hiwin Technologies Corp.	1,000	14,412
Hua Nan Financial Holdings Co., Ltd.	16,000	9,654
Kung Long Batteries Industrial Co., Ltd.	2,000	10,026
St Shine Optical Co., Ltd.	1,000	29,701
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,633	246,500
Walsin Lihwa Corp.	25,000	15,395
Yageo Corp.	2,000	36,284
Yuanta Financial Holding Co., Ltd.	96,000	44,283
		592,597
Thailand | 3.6%
Advanced Info Service Public Co. Ltd. (‡)	5,500	36,233
Bangkok Bank Public Co. Ltd. NVDR	1,900	12,058
Beauty Community Public Co. Ltd. NVDR	32,524	22,253
Bumrungrad Hospital Public Co. Ltd. (‡)	1,400	9,268
Central Pattana Public Co. Ltd. NVDR	6,400	16,105
CP All Public Co. Ltd. (‡)	8,500	23,717
Hana Microelectronics Public Co. Ltd. NVDR	7,900	8,221

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Indorama Ventures Public Co. Ltd. NVDR	6,300	$11,487
PTT Global Chemical Public Co. Ltd. (‡)	3,700	11,211
PTT Public Co. Ltd. (‡)	600	10,515
Srisawad Corp. Public Co. Ltd. (‡)	4,447	8,675
Tisco Financial Group Public Co. Ltd. NVDR	4,100	11,573
		181,316
Turkey | 1.5%
BIM Birlesik Magazalar AS	885	15,998
Ford Otomotiv Sanayi AS	581	9,089
Turk Telekomunikasyon AS ADR (*)	5,381	18,403
Turkiye Garanti Bankasi AS ADR	7,348	20,868
Turkiye Vakiflar Bankasi TAO, Class D	4,580	7,557
		71,915
United States | 0.3%
Yum China Holdings, Inc.	409	16,973
Total Common Stocks (Cost $3,837,966)		4,923,754
Preferred Stocks | 1.2%
Brazil | 1.2%
Banco Bradesco SA ADR	1,834	21,788
Itau Unibanco Holding SA Sponsored ADR	2,415	37,674
Total Preferred Stocks (Cost $38,412)		59,462
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $72,247)	72,247	72,247
Total Investments | 101.7% (Cost $3,948,625)		$5,055,463
Liabilities in Excess of Cash and Other Assets | (1.7)%		(82,517)
Net Assets | 100.0%		$4,972,946

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.0%
Argentina | 2.1%
Transportadora de Gas del Sur SA (*)	93,775	$1,907,383
YPF SA Sponsored ADR	298,167	6,446,371
		8,353,754
Brazil | 9.3%
Ambev SA ADR	434,675	3,160,087
Banco do Brasil SA	414,757	5,154,547
CCR SA	628,300	2,378,879
Cia de Saneamento do Parana	137,900	2,506,172
Cielo SA Sponsored ADR	518,250	3,223,515
Iochpe Maxion SA	290,445	2,302,305
JSL SA (*)	188,300	362,746
Localiza Rent a Car SA	280,005	2,435,822
Movida Participacoes SA	903,100	1,972,270
Petrobras Distribuidora SA	917,500	6,416,900
Petroleo Brasileiro SA Sponsored ADR (*)	522,400	6,785,976
		36,699,219
Canada | 1.2%
First Quantum Minerals, Ltd.	347,415	4,878,129
Chile | 0.2%
Geopark, Ltd. (*)	51,450	637,980
China | 25.0%
Agricultural Bank of China, Ltd., Class H	7,167,000	4,121,484
Alibaba Group Holding, Ltd. Sponsored ADR (*)	54,431	9,990,266
Anhui Conch Cement Co., Ltd., Class H	1,227,500	6,771,479
Baidu, Inc. Sponsored ADR (*)	51,504	11,495,178
Beijing Enterprises Water Group, Ltd.	3,398,000	1,911,140
Brilliance China Automotive Holdings, Ltd.	1,044,193	2,196,249
China Construction Bank Corp., Class H	7,899,281	8,208,125
China Medical System Holdings, Ltd.	2,571,000	5,884,826
China Meidong Auto Holdings, Ltd.	1,028,000	417,040
China Mobile, Ltd. Sponsored ADR	87,816	4,017,582
China Shenhua Energy Co., Ltd., Class H	1,221,500	3,069,277
China State Construction International Holdings, Ltd.	4,890,249	6,005,703
CNOOC, Ltd.	1,388,800	2,049,482
Fufeng Group, Ltd.	3,452,000	2,062,956
JNBY Design, Ltd.	241,500	493,764
Kingsoft Corp., Ltd.	1,813,000	5,829,144
Minth Group, Ltd.	48,000	220,044
NetEase, Inc. ADR	20,805	5,833,514
Noah Holdings, Ltd. Sponsored ADR (*)	43,135	2,036,403
Ping An Insurance (Group) Co. of China, Ltd., Class H	694,500	7,146,113
Description	Shares	Fair Value
RISE Education Cayman, Ltd. ADR	141,700	$2,169,427
Tianyun International Holdings, Ltd.	3,678,000	657,752
Xiabuxiabu Catering Management China Holdings Co., Ltd.	998,000	1,912,492
Yestar Healthcare Holdings Co., Ltd.	3,812,500	1,327,380
ZTO Express Cayman, Inc. ADR	178,030	2,668,670
		98,495,490
Colombia | 0.7%
Bancolombia SA Sponsored ADR	63,792	2,680,540
Egypt | 0.7%
Commercial International Bank Egypt SAE GDR	427,778	2,174,542
Credit Agricole Egypt SAE	202,461	574,080
		2,748,622
Georgia | 0.6%
BGEO Group PLC	39,265	1,961,922
TBC Bank Group PLC	18,892	487,969
		2,449,891
Greece | 0.4%
OPAP SA	145,436	1,667,585
Hong Kong | 4.4%
China Gas Holdings, Ltd.	1,195,200	4,384,391
China Water Affairs Group, Ltd.	2,320,000	2,372,587
Man Wah Holdings, Ltd.	2,083,305	1,667,664
NewOcean Energy Holdings, Ltd. (*)	1,086,000	248,959
Techtronic Industries Co., Ltd.	1,098,000	6,485,873
TK Group Holdings, Ltd.	502,000	394,634
Tongda Group Holdings, Ltd.	8,389,114	1,618,139
		17,172,247
Hungary | 0.8%
OTP Bank Nyrt.	72,746	3,279,060
India | 8.1%
Axis Bank, Ltd.	804,600	6,338,402
Bajaj Auto, Ltd.	57,374	2,423,304
Dewan Housing Finance Corp., Ltd.	256,386	2,050,663
HCL Technologies, Ltd.	190,339	2,847,261
ICICI Bank, Ltd. Sponsored ADR	713,983	6,318,750
Kiri Industries, Ltd. (*)	64,219	415,770
Mirza International, Ltd.	144,543	281,231
NIIT Technologies, Ltd.	106,475	1,429,262
Reliance Industries, Ltd.	362,132	4,924,238
Tata Consultancy Services, Ltd.	94,628	4,148,462
The South Indian Bank, Ltd.	830,850	291,957
Uflex, Ltd.	74,798	394,684
		31,863,984

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Indonesia | 4.1%
PT Bank Mandiri (Persero) Tbk	7,363,500	$4,118,502
PT Bank Pembangunan Daerah Jawa Timur Tbk	4,745,100	217,469
PT Bank Rakyat Indonesia (Persero) Tbk	33,460,890	8,782,467
PT Bekasi Fajar Industrial Estate Tbk	25,289,900	531,600
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	97,930	2,587,310
		16,237,348
Kenya | 0.1%
KCB Group, Ltd.	737,100	379,241
Kuwait | 0.1%
Human Soft Holding Co. KSC	37,725	492,012
Mexico | 2.7%
Alpek SAB de CV	1,880,200	2,616,956
America Movil SAB de CV, Class L Sponsored ADR	114,243	2,180,899
Credito Real SAB de CV (*)	223,600	323,278
Grupo Mexico SAB de CV, Series B	387,801	1,310,904
Kimberly-Clark de Mexico SAB de CV, Series A	1,080,500	2,038,882
Nemak SAB de CV	2,623,100	2,166,533
		10,637,452
Morocco | 0.1%
Residences Dar Saada	20,923	259,182
Oman | 0.1%
Ooredoo	350,869	458,112
Pakistan | 0.2%
Bank Alfalah, Ltd.	1,028,000	468,493
Kohinoor Textile Mills, Ltd.	356,390	203,743
Pak Elektron, Ltd.	478,400	195,271
		867,507
Philippines | 0.2%
PLDT, Inc. Sponsored ADR	33,102	939,104
Russia | 8.4%
Gazprom PJSC Sponsored ADR	295,604	1,441,796
LUKOIL PJSC Sponsored ADR	55,273	3,825,997
Mail.Ru Group, Ltd. GDR (*)	155,498	5,453,027
Mobile TeleSystems PJSC Sponsored ADR	289,100	3,292,849
Sberbank of Russia PJSC	1,409,374	6,236,796
Sberbank of Russia PJSC Sponsored ADR	453,247	8,453,057
X5 Retail Group NV GDR (London) (*)	111,063	3,738,501

Description	Shares	Fair Value
X5 Retail Group NV GDR (United States) (*)	15,362	$516,163
		32,958,186
Singapore | 1.1%
BOC Aviation, Ltd.	455,100	2,712,848
China Yuchai International, Ltd.	82,200	1,740,174
		4,453,022
South Africa | 1.7%
Petra Diamonds, Ltd. (*)	2,520,634	2,321,401
Standard Bank Group, Ltd.	224,823	4,158,272
		6,479,673
South Korea | 11.5%
ELP Corp.	12,182	287,805
Eugene Technology Co., Ltd.	106,757	1,895,448
Hanwha Life Insurance Co., Ltd.	186,139	1,099,204
HS Industries Co., Ltd.	239,000	1,901,012
Hyundai Elevator Co., Ltd.	13,127	982,790
Hyundai Mobis Co., Ltd.	15,383	3,672,724
Innocean Worldwide, Inc.	31,685	1,921,818
KT&G Corp.	14,253	1,335,984
Nasmedia Co., Ltd.	16,222	1,434,879
NCSoft Corp.	9,588	3,715,348
Nice Information & Telecommunication, Inc.	22,120	479,310
Samjin Pharmaceutical Co., Ltd.	14,144	579,595
Samsung Electronics Co., Ltd.	6,138	14,303,731
Shinhan Financial Group Co., Ltd.	84,037	3,578,959
SK Hynix, Inc.	90,350	6,919,168
Viatron Technologies, Inc.	100,004	1,402,005
		45,509,780
Taiwan | 9.0%
Catcher Technology Co., Ltd.	257,000	3,220,947
Elite Material Co., Ltd.	594,000	1,975,669
Gourmet Master Co., Ltd.	122,600	1,609,178
Hon Hai Precision Industry Co., Ltd.	646,671	2,020,749
Largan Precision Co., Ltd.	24,614	2,847,906
MediaTek, Inc.	286,000	3,287,391
Primax Electronics, Ltd.	969,000	2,164,898
Realtek Semiconductor Corp.	608,000	2,650,782
Silicon Motion Technology Corp. ADR	124,381	5,985,214
Sunny Friend Environmental Technology Co., Ltd.	198,000	1,534,986
Taiwan Semiconductor Manufacturing Co., Ltd.	966,720	8,216,172
		35,513,892
Turkey | 3.1%
KOC Holding AS ADR	143,867	2,965,099

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Turkcell Iletisim Hizmetleri AS ADR	218,075	$2,084,797
Turkiye Garanti Bankasi AS	1,849,909	5,117,267
Turkiye Is Bankasi AS, C Shares	1,087,732	1,968,730
		12,135,893
Ukraine | 0.1%
Kernel Holding SA	33,366	488,205
Total Common Stocks (Cost $323,409,761)		378,735,110
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco Bradesco SA ADR (Cost $3,979,335)	310,900	3,693,492
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA, Expires 06/03/19 (Cost $0)	15,354	65,063
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $15,945,777)	15,945,777	15,945,777
Total Investments | 100.9% (Cost $343,334,873)		$398,439,442
Liabilities in Excess of Cash and Other Assets | (0.9)%		(3,693,584)
Net Assets | 100.0%		$394,745,858

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio
Common Stocks | 66.0%
Argentina | 1.4%
Transportadora de Gas del Sur SA (*)	20,370	$414,326
YPF SA Sponsored ADR	76,656	1,657,303
		2,071,629
Brazil | 6.4%
Ambev SA ADR	112,700	819,329
Banco do Brasil SA	107,245	1,332,827
CCR SA	162,100	613,746
Cia de Saneamento do Parana	30,020	545,578
Cielo SA Sponsored ADR	134,043	833,748
Iochpe Maxion SA	63,149	500,571
JSL SA (*)	41,600	80,139
Localiza Rent a Car SA	84,276	733,134
Movida Participacoes SA	196,500	429,134
Petrobras Distribuidora SA	234,600	1,640,768
Petroleo Brasileiro SA Sponsored ADR (*)	133,000	1,727,670
		9,256,644
Canada | 0.9%
First Quantum Minerals, Ltd.	88,869	1,247,829
Chile | 0.1%
Geopark, Ltd. (*)	11,355	140,802
China | 17.3%
Agricultural Bank of China, Ltd., Class H	1,829,000	1,051,792
Alibaba Group Holding, Ltd. Sponsored ADR (*)	13,855	2,542,947
Anhui Conch Cement Co., Ltd., Class H	314,000	1,732,175
Baidu, Inc. Sponsored ADR (*)	13,161	2,937,404
Beijing Enterprises Water Group, Ltd.	866,000	487,065
Brilliance China Automotive Holdings, Ltd.	261,313	549,619
China Construction Bank Corp., Class H	2,043,065	2,122,944
China Medical System Holdings, Ltd.	641,000	1,467,201
China Meidong Auto Holdings, Ltd.	226,000	91,684
China Mobile, Ltd. Sponsored ADR	22,738	1,040,264
China Shenhua Energy Co., Ltd., Class H	315,986	793,982
China State Construction International Holdings, Ltd.	1,250,068	1,535,205
CNOOC, Ltd.	361,000	532,736
Fufeng Group, Ltd.	749,000	447,611
JNBY Design, Ltd.	53,000	108,362
Kingsoft Corp., Ltd.	463,000	1,488,634
Minth Group, Ltd.	16,000	73,348
NetEase, Inc. ADR	5,365	1,504,292
Noah Holdings, Ltd. Sponsored ADR (*)	9,345	441,177
Ping An Insurance (Group) Co. of China, Ltd., Class H	176,900	1,820,227
Description	Shares	Fair Value
RISE Education Cayman, Ltd. ADR	30,700	$470,017
Tianyun International Holdings, Ltd.	812,000	145,213
Xiabuxiabu Catering Management China Holdings Co., Ltd.	216,500	414,884
Yestar Healthcare Holdings Co., Ltd.	1,130,000	393,427
ZTO Express Cayman, Inc. ADR	45,460	681,445
		24,873,655
Colombia | 0.5%
Bancolombia SA Sponsored ADR	16,380	688,288
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	110,760	563,031
Credit Agricole Egypt SAE	44,686	126,707
		689,738
Georgia | 0.4%
BGEO Group PLC	8,524	425,912
TBC Bank Group PLC	4,169	107,683
		533,595
Greece | 0.2%
OPAP SA	31,575	362,042
Hong Kong | 2.9%
China Gas Holdings, Ltd.	305,000	1,118,841
China Water Affairs Group, Ltd.	504,000	515,424
Man Wah Holdings, Ltd.	453,360	362,910
NewOcean Energy Holdings, Ltd. (*)	240,000	55,019
Techtronic Industries Co., Ltd.	280,500	1,656,910
TK Group Holdings, Ltd.	110,000	86,474
Tongda Group Holdings, Ltd.	1,820,049	351,061
		4,146,639
Hungary | 0.6%
OTP Bank Nyrt.	18,794	847,148
India | 5.5%
Axis Bank, Ltd.	203,238	1,601,049
Bajaj Auto, Ltd.	14,541	614,168
Dewan Housing Finance Corp., Ltd.	55,780	446,148
HCL Technologies, Ltd.	48,080	719,224
ICICI Bank, Ltd. Sponsored ADR	182,162	1,612,134
Kiri Industries, Ltd. (*)	14,151	91,617
Mirza International, Ltd.	31,873	62,014
NIIT Technologies, Ltd.	23,120	310,350
Reliance Industries, Ltd.	90,952	1,236,757
Tata Consultancy Services, Ltd.	23,881	1,046,935
The South Indian Bank, Ltd.	183,141	64,355
Uflex, Ltd.	16,512	87,128
		7,891,879

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Indonesia | 2.9%
PT Bank Mandiri (Persero) Tbk	1,906,300	$1,066,218
PT Bank Pembangunan Daerah Jawa Timur Tbk	1,045,200	47,902
PT Bank Rakyat Indonesia (Persero) Tbk	8,551,400	2,244,483
PT Bekasi Fajar Industrial Estate Tbk	5,572,100	117,127
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	25,384	670,645
		4,146,375
Kenya | 0.1%
KCB Group, Ltd.	285,700	146,994
Kuwait | 0.1%
Human Soft Holding Co. KSC	8,317	108,471
Mexico | 1.8%
Alpek SAB de CV	408,700	568,849
America Movil SAB de CV, Class L Sponsored ADR	29,613	565,312
Credito Real SAB de CV (*)	49,200	71,133
Grupo Mexico SAB de CV, Series B	100,709	340,432
Kimberly-Clark de Mexico SAB de CV, Series A	279,035	526,533
Nemak SAB de CV	569,000	469,962
		2,542,221
Morocco | 0.0%
Residences Dar Saada	4,610	57,106
Oman | 0.1%
Ooredoo	77,458	101,133
Pakistan | 0.1%
Bank Alfalah, Ltd.	226,500	103,223
Kohinoor Textile Mills, Ltd.	78,880	45,095
Pak Elektron, Ltd.	106,000	43,267
		191,585
Philippines | 0.2%
PLDT, Inc. Sponsored ADR	8,540	242,280
Russia | 5.9%
Gazprom PJSC Sponsored ADR	76,300	372,150
LUKOIL PJSC Sponsored ADR	14,258	986,939
Mail.Ru Group, Ltd. GDR (*)	39,676	1,391,364
Mobile TeleSystems PJSC Sponsored ADR	74,610	849,808
Sberbank of Russia PJSC	360,212	1,594,019
Sberbank of Russia PJSC Sponsored ADR (London)	3,482	65,030
Sberbank of Russia PJSC Sponsored ADR (United States)	113,730	2,121,064
Description	Shares	Fair Value
X5 Retail Group NV GDR (*)	32,260	$1,085,906
		8,466,280
Singapore | 0.7%
BOC Aviation, Ltd.	98,800	588,946
China Yuchai International, Ltd.	17,800	376,826
		965,772
South Africa | 1.1%
Petra Diamonds, Ltd. (*)	547,714	504,422
Standard Bank Group, Ltd.	58,130	1,075,159
		1,579,581
South Korea | 7.9%
ELP Corp.	2,685	63,434
Eugene Technology Co., Ltd.	23,231	412,462
Hanwha Life Insurance Co., Ltd.	48,224	284,776
HS Industries Co., Ltd.	51,983	413,474
Hyundai Elevator Co., Ltd.	2,850	213,373
Hyundai Mobis Co., Ltd.	3,983	950,950
Innocean Worldwide, Inc.	6,875	416,995
KT&G Corp.	3,695	346,345
Nasmedia Co., Ltd.	3,603	318,695
NCSoft Corp.	2,452	950,150
Nice Information & Telecommunication, Inc.	4,883	105,808
Samjin Pharmaceutical Co., Ltd.	3,118	127,770
Samsung Electronics Co., Ltd.	1,577	3,674,973
Shinhan Financial Group Co., Ltd.	21,779	927,522
SK Hynix, Inc.	23,369	1,789,641
Viatron Technologies, Inc.	21,739	304,770
		11,301,138
Taiwan | 6.1%
Catcher Technology Co., Ltd.	66,000	827,169
Elite Material Co., Ltd.	129,000	429,059
Gourmet Master Co., Ltd.	26,500	347,824
Hon Hai Precision Industry Co., Ltd. GDR	83,324	519,177
Largan Precision Co., Ltd.	6,648	769,191
MediaTek, Inc.	73,000	839,089
Primax Electronics, Ltd.	210,000	469,173
Realtek Semiconductor Corp.	132,000	575,499
Silicon Motion Technology Corp. ADR	30,142	1,450,433
Sunny Friend Environmental Technology Co., Ltd.	43,000	333,356
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	49,785	2,178,592
		8,738,562
Turkey | 2.2%
KOC Holding AS ADR	37,204	766,775

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Turkcell Iletisim Hizmetleri AS ADR	56,327	$538,486
Turkiye Garanti Bankasi AS	470,552	1,301,653
Turkiye Is Bankasi AS, C Shares	280,566	507,808
		3,114,722
Ukraine | 0.1%
Kernel Holding SA	7,362	107,719
Total Common Stocks (Cost $84,874,607)		94,559,827
Preferred Stocks | 0.6%
Brazil | 0.6%
Banco Bradesco SA ADR (Cost $1,023,108)	79,400	943,272

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 2.9%
Argentina | 0.3%
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	250	$271,875
Genneia SA, 8.750%, 01/20/22 (#)	USD	95	102,091
			373,966
Bangladesh | 0.1%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	200	205,078
Brazil | 0.3%
Itau Unibanco Holding SA, 6.125%, 12/12/22 (#), (§), (¶)	USD	200	195,750
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	184	209,484
			405,234
Byelorussian Ssr | 0.1%
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/22 (#)	USD	200	202,540
Canada | 0.2%
First Quantum Minerals, Ltd.:
7.000%, 02/15/21 (#)	USD	50	50,125
7.500%, 04/01/25 (#)	USD	200	196,375
			246,500
Chile | 0.2%
AES Gener SA, 8.375%, 12/18/73	USD	200	208,000
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	100	101,788
			309,788
Description	Security Currency	Principal Amount (000)	Fair Value
China | 0.1%
G3 Exploration, Ltd., 10.000%, 11/20/18 (#), (Ø)	USD	200	$94,000
Colombia | 0.2%
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	265	269,306
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24	USD	165	172,219
Israel | 0.2%
Altice Financing SA, 6.625%, 02/15/23	USD	280	277,200
Delek & Avner Tamar Bonds, Ltd., 5.082%, 12/30/23	USD	25	25,336
			302,536
Mauritius | 0.2%
HTA Group, Ltd., 9.125%, 03/08/22	USD	200	212,000
Nigeria | 0.3%
IHS Netherlands Holdco BV:
9.500%, 10/27/21 (#)	USD	155	162,546
9.500%, 10/27/21	USD	200	209,736
			372,282
Peru | 0.1%
Peru LNG Srl, 5.375%, 03/22/30 (#)	USD	200	200,550
Russia | 0.3%
Gazprombank OJSC Via GPB Eurobonds Finance PLC, 7.496%, 12/28/23 (§)	USD	200	203,436
Sberbank of Russia, 5.500%, 02/26/24 (§)	USD	200	202,100
			405,536
Turkey | 0.2%
Akbank Turk AS, 6.797%, 04/27/28 (#), (§)	USD	80	79,000
Petkim Petrokimya Holding AS, 5.875%, 01/26/23 (#)	USD	200	195,500
			274,500
United States | 0.0%
Sable International Finance, Ltd., 6.875%, 08/01/22 (#)	USD	65	68,128
Total Corporate Bonds (Cost $4,205,778)			4,114,163

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Foreign Government Obligations | 16.7%
Angola | 0.6%
Republic of Angola, 9.500%, 11/12/25	USD	695	$783,612
Argentina | 1.8%
Argentina Treasury Bills, 0.000%, 06/15/18	ARS	5,420	251,304
Republic of Argentina:
6.875%, 01/26/27	USD	145	147,900
5.875%, 01/11/28	USD	570	536,370
7.625%, 04/22/46	USD	210	207,690
6.875%, 01/11/48	USD	455	414,050
7.125%, 06/28/2117 (#)	USD	530	487,070
7.125%, 06/28/2117	USD	575	528,425
			2,572,809
Brazil | 1.4%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	2,490	720,373
Brazil NTN-B:
6.000%, 05/15/35	BRL	280	286,869
6.000%, 08/15/50	BRL	110	114,505
Brazil NTN-F:
10.000%, 01/01/21	BRL	2,542	811,237
10.000%, 01/01/27	BRL	300	93,028
			2,026,012
Congo | 0.3%
Republic of Congo, 6.000%, 06/30/29 (Ø)	USD	505	403,788
Costa Rica | 0.2%
Republic of Costa Rica, 7.158%, 03/12/45	USD	235	246,750
Dominican Republic | 0.6%
Dominican Republic Bonds:
15.950%, 06/04/21 (#)	DOP	4,200	101,783
8.900%, 02/15/23 (#)	DOP	12,000	248,394
7.450%, 04/30/44	USD	95	108,062
6.850%, 01/27/45	USD	120	129,300
6.500%, 02/15/48 (#)	USD	300	311,625
			899,164
Egypt | 1.6%
Arab Republic of Egypt:
6.588%, 02/21/28 (#)	USD	165	167,475
8.500%, 01/31/47 (#)	USD	105	117,075
8.500%, 01/31/47	USD	280	312,200
7.903%, 02/21/48 (#)	USD	365	384,162
Egypt Treasury Bills:
0.000%, 06/26/18	EGP	2,750	149,612
0.000%, 07/03/18	EGP	7,850	426,304
0.000%, 07/10/18	EGP	300	16,127
Description	Security Currency	Principal Amount (000)	Fair Value
0.000%, 07/24/18	EGP	2,600	$138,856
0.000%, 08/21/18	EGP	5,900	311,100
0.000%, 01/08/19	EGP	6,275	314,416
			2,337,327
El Salvador | 0.3%
Republic of El Salvador:
7.375%, 12/01/19	USD	75	78,375
5.875%, 01/30/25	USD	145	142,463
7.650%, 06/15/35	USD	160	168,600
			389,438
Ghana | 0.2%
Ghana Government Bonds:
22.490%, 04/23/18	GHS	20	4,538
23.470%, 05/21/18	GHS	100	22,815
24.500%, 04/22/19	GHS	80	19,508
24.500%, 05/27/19	GHS	50	12,268
24.000%, 09/09/19	GHS	200	49,508
Ghana Treasury Notes:
23.000%, 11/12/18	GHS	350	82,114
22.500%, 12/10/18	GHS	280	65,773
21.000%, 01/07/19	GHS	170	39,682
			296,206
India | 0.5%
India Government Bonds, 7.720%, 05/25/25	INR	50,000	774,447
Indonesia | 0.3%
Indonesia Government Bonds:
8.250%, 07/15/21	IDR	3,084,000	238,062
8.375%, 09/15/26	IDR	1,571,000	126,547
			364,609
Jordan | 0.1%
Kingdom of Jordan, 7.375%, 10/10/47	USD	200	202,500
Kenya | 0.3%
Republic of Kenya, 8.250%, 02/28/48 (#)	USD	460	492,775
Lebanon | 1.0%
Lebanese Republic:
5.450%, 11/28/19	USD	55	54,656
6.375%, 03/09/20	USD	24	24,120
6.150%, 06/19/20	USD	27	26,956
8.250%, 04/12/21	USD	81	85,354
6.100%, 10/04/22	USD	55	54,106
6.000%, 01/27/23	USD	110	107,525
6.650%, 04/22/24	USD	94	93,295
6.250%, 11/04/24	USD	132	127,380
6.200%, 02/26/25	USD	75	71,625
6.600%, 11/27/26	USD	159	152,640
6.850%, 03/23/27	USD	120	116,100
6.650%, 11/03/28	USD	213	199,688

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
6.650%, 02/26/30	USD	200	$185,000
7.000%, 03/23/32	USD	50	46,875
7.250%, 03/23/37	USD	50	47,125
			1,392,445
Malaysia | 0.4%
Malaysia Government Bonds:
3.580%, 09/28/18	MYR	490	126,883
3.759%, 03/15/19	MYR	1,298	337,433
3.654%, 10/31/19	MYR	350	90,914
			555,230
Mexico | 0.4%
Mexican Bonos:
6.500%, 06/10/21	MXN	7,750	417,319
5.750%, 03/05/26	MXN	3,310	165,461
			582,780
Mozambique | 0.4%
Mozambique International Bonds, 10.500%, 01/18/23	USD	637	510,396
Nigeria | 0.5%
Nigeria Treasury Bills:
0.000%, 10/04/18	NGN	12,830	32,885
0.000%, 11/01/18	NGN	21,400	54,221
0.000%, 01/03/19	NGN	41,660	103,526
0.000%, 01/17/19	NGN	33,960	83,911
0.000%, 01/31/19	NGN	18,000	44,222
Republic of Nigeria, 7.625%, 11/28/47 (#)	USD	440	456,500
			775,265
Romania | 0.2%
Romania Government Bonds:
5.850%, 04/26/23	RON	380	108,377
5.800%, 07/26/27	RON	730	211,259
			319,636
Russia | 1.7%
Russia Government Bonds - OFZ:
7.750%, 09/16/26	RUB	115,880	2,136,197
7.050%, 01/19/28	RUB	16,900	297,182
			2,433,379
South Africa | 2.2%
Republic of South Africa:
6.750%, 03/31/21	ZAR	3,780	317,091
7.750%, 02/28/23	ZAR	13,630	1,169,354
10.500%, 12/21/26	ZAR	9,440	921,806
8.250%, 03/31/32	ZAR	4,560	375,719
8.500%, 01/31/37	ZAR	1,100	90,457
8.750%, 02/28/48	ZAR	3,700	309,069
			3,183,496
Description	Security Currency	Principal Amount (000)	Fair Value
Sri Lanka | 0.0%
Sri Lanka Government Bonds, 9.250%, 05/01/20	LKR	8,000	$50,869
Turkey | 0.5%
Turkey Government Bonds:
10.400%, 03/27/19	TRY	840	206,418
2.000%, 10/26/22	TRY	1,799	434,540
			640,958
Ukraine | 0.5%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	295	309,750
7.750%, 09/01/23	USD	135	139,860
7.750%, 09/01/27	USD	5	5,132
7.375%, 09/25/32	USD	295	285,265
			740,007
Uruguay | 0.3%
Republica Orient Uruguay, 5.000%, 09/14/18	UYU	9,533	340,760
Uruguay Treasury Bills:
0.000%, 06/01/18	UYU	680	23,621
0.000%, 01/11/19	UYU	820	26,859
0.000%, 03/08/19	UYU	2,850	91,968
			483,208
Venezuela | 0.2%
Republic of Venezuela:
12.750%, 08/23/22 (П)	USD	58	19,430
9.000%, 05/07/23 (П)	USD	21	6,195
8.250%, 10/13/24	USD	126	37,170
7.650%, 04/21/25 (П)	USD	101	29,795
11.750%, 10/21/26 (П)	USD	83	27,805
9.250%, 09/15/27	USD	54	17,415
9.250%, 05/07/28 (П)	USD	95	28,025
11.950%, 08/05/31 (П)	USD	48	16,080
9.375%, 01/13/34 (П)	USD	139	47,955
7.000%, 03/31/38	USD	192	58,320
			288,190
Zambia | 0.2%
Republic of Zambia, 8.970%, 07/30/27	USD	210	221,813
Total Foreign Government Obligations (Cost $24,052,010)			23,967,109
Quasi Government Bonds | 0.9%
Argentina | 0.4%
Letras Banco Cent Argentina, 0.000%, 05/16/18	ARS	13,270	631,663
Brazil | 0.1%
Cemig Geracao e Transmissao SA, 9.250%, 12/05/24 (#)	USD	200	214,500

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Russia | 0.2%
VTB Bank PJSC Via VTB Eurasia DAC, 9.500%, 12/06/22 (§), (Ø), (¶)	USD	200	$220,210
Ukraine | 0.1%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	150	158,175
Venezuela | 0.1%
Petroleos de Venezuela SA:
6.000%, 05/16/24 (П)	USD	95	25,531
6.000%, 11/15/26 (П)	USD	95	25,436
5.375%, 04/12/27 (П)	USD	75	20,738
5.500%, 04/12/37 (П)	USD	85	23,162
			94,867
Total Quasi Government Bonds (Cost $1,343,366)			1,319,415
Supranational Bonds | 0.1%
European Investment Bank, 7.200%, 07/09/19 (#) (Cost $222,368)	IDR	3,000,000	220,105
US Treasury Securities | 3.7%
US Treasury Notes:
0.750%, 04/30/18	USD	800	799,478
0.625%, 06/30/18	USD	900	897,383
0.750%, 07/31/18	USD	1,100	1,096,090
1.500%, 08/31/18	USD	700	698,830
1.375%, 09/30/18	USD	200	199,444
0.875%, 10/15/18	USD	1,600	1,590,562
Total US Treasury Securities (Cost $5,283,763)			5,281,787

Description	Shares	Fair Value
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA, Expires 06/03/19 (Cost $0)	5,284	$22,391
Short-Term Investments | 7.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $11,129,222)	11,129,222	11,129,222

Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
Purchased Options | 0.1%
Put
EUR vs PLN Jul 18 4.2, Expires 07/30/18	BRC	$1,494	14,940	$11,949
Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
EUR vs PLN Sep 18 4.2, Expires 09/28/18	HSB	$922	9,220	$9,189
USD vs BRL Apr 18 3.1, Expires 04/13/18	JPMS	1,460	14,600	292
USD vs BRL Apr 18 3.15, Expires 04/02/18	JPMS	1,170	11,700	0
USD vs EUR Apr 18 1.25, Expires 04/19/18	JPMS	1,160	11,600	1,972
USD vs EUR Jun 18 1.24, Expires 06/21/18	JPMS	2,040	20,400	25,704
EUR vs HUF Sep 18 308, Expires 09/28/18	JPMS	1,410	14,100	10,063
USD vs MXN Apr 18 18.25, Expires 04/12/18	JPMS	2,310	23,100	21,021
Total Purchased Options (Cost $155,526)				80,190
Total Investments | 98.8% (Cost $132,289,748) (¤)				$141,637,481
Cash and Other Assets in Excess of Liabilities | 1.2%				1,709,369
Net Assets | 100.0%				$143,346,850

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	4,070,990	USD	187,000	CIT	08/21/18	$954	$—
ARS	4,679,400	USD	220,000	HSB	06/15/18	3,779	—
ARS	4,272,320	USD	208,000	SCB	04/27/18	1,650	—
BRL	1,030,887	USD	316,000	CIT	04/09/18	—	3,905
BRL	989,032	USD	293,560	CIT	10/16/18	968	—
BRL	700,208	USD	214,000	HSB	04/20/18	—	2,203
BRL	199,402	USD	60,221	SCB	06/04/18	—	124
CLP	137,032,560	USD	228,000	HSB	04/20/18	—	1,067
CNY	2,729,855	USD	430,000	CIT	05/09/18	4,183	—
CNY	1,988,405	USD	314,000	HSB	05/09/18	2,255	—
COP	1,421,437,200	USD	501,000	CIT	04/12/18	7,661	—
COP	593,580,000	USD	208,000	SCB	05/09/18	4,304	—
CZK	9,612,540	EUR	378,000	CIT	04/26/18	299	—
CZK	12,955,058	USD	610,000	BRC	04/05/18	17,573	—
CZK	1,585,916	USD	77,859	BRC	06/20/18	—	722
CZK	1,585,916	USD	77,871	CIT	06/20/18	—	734
CZK	1,585,916	USD	77,871	JPM	06/20/18	—	734
CZK	1,585,916	USD	77,878	SCB	06/20/18	—	741
EUR	109,154	USD	135,000	CIT	04/26/18	—	481
EUR	205,691	USD	257,000	CIT	05/25/18	—	2,987
GHS	509,490	USD	111,000	CIT	05/07/18	2,580	—
GHS	482,830	USD	106,000	SCB	04/23/18	2,286	—
GHS	578,400	USD	120,000	SCB	07/09/18	5,824	—
HUF	27,330,393	USD	108,609	BOA	06/20/18	—	408
HUF	27,330,393	USD	108,605	BRC	06/20/18	—	403
HUF	95,839,025	USD	382,000	JPM	04/27/18	—	3,943
HUF	27,330,391	USD	108,670	JPM	06/20/18	—	468
HUF	27,330,393	USD	108,702	SCB	06/20/18	—	501
HUF	27,330,393	USD	108,665	UBS	06/20/18	—	464
IDR	4,295,070,194	USD	311,124	BRC	06/05/18	334	—
IDR	7,052,486,574	USD	511,346	BRC	06/05/18	67	—
IDR	7,959,261,301	USD	577,051	CIT	05/21/18	837	—
IDR	4,295,070,194	USD	311,463	CIT	06/05/18	—	4
IDR	1,346,845,000	USD	97,000	CIT	01/07/19	—	1,271
IDR	1,702,510,000	USD	122,000	HSB	01/07/19	—	991
IDR	7,959,261,301	USD	577,093	JPM	05/21/18	795	—
IDR	4,295,070,194	USD	311,237	JPM	06/05/18	221	—
IDR	7,052,486,574	USD	511,309	JPM	06/05/18	104	—
IDR	2,736,162,000	USD	198,000	SCB	04/06/18	979	—
IDR	7,959,261,301	USD	576,883	SCB	05/21/18	1,004	—
IDR	4,295,070,194	USD	311,327	SCB	06/05/18	131	—
IDR	7,959,261,302	USD	576,758	UBS	05/21/18	1,129	—
INR	68,132,881	USD	1,064,784	CIT	04/09/18	—	18,640
INR	16,669,350	USD	255,000	CIT	05/08/18	228	—
INR	12,344,608	USD	189,538	HSB	04/09/18	7	—
INR	2,646,294	USD	41,354	SCB	04/09/18	—	722

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
INR	68,132,881	USD	1,064,659	SCB	04/09/18	$—	$18,515
INR	60,081,620	USD	931,000	SCB	04/20/18	—	8,999
INR	2,646,294	USD	41,334	UBS	04/09/18	—	701
KRW	483,332,640	USD	452,000	SCB	04/12/18	3,052	—
KZT	102,640,000	USD	320,000	CIT	04/06/18	1,432	—
KZT	84,485,700	USD	261,000	CIT	04/26/18	2,724	—
KZT	41,540,580	USD	129,000	SCB	05/25/18	128	—
NGN	50,735,000	USD	139,000	CIT	06/19/18	7,234	—
NGN	54,750,000	USD	146,000	HSB	12/27/18	4,192	—
NGN	43,036,000	USD	116,000	JPM	09/19/18	5,010	—
NGN	50,526,500	USD	139,000	SCB	05/21/18	8,021	—
NGN	35,886,250	USD	95,000	SCB	12/27/18	3,445	—
PEN	1,733,291	USD	528,910	BOA	04/16/18	8,113	—
PEN	1,733,291	USD	528,716	BRC	04/16/18	8,307	—
PEN	1,733,292	USD	528,765	HSB	04/16/18	8,258	—
PEN	1,193,368	USD	365,000	HSB	05/18/18	4,354	—
PEN	1,034,552	USD	316,000	SCB	04/16/18	4,534	—
PEN	1,733,291	USD	528,749	SCB	04/16/18	8,274	—
PEN	1,733,291	USD	528,845	UBS	04/16/18	8,178	—
PHP	34,298,550	USD	676,000	JPM	04/12/18	—	19,424
PLN	1,103,907	USD	321,305	BOA	05/18/18	1,401	—
PLN	1,103,907	USD	321,262	BRC	05/18/18	1,444	—
PLN	1,103,907	USD	321,165	CIT	05/18/18	1,542	—
PLN	2,290,478	USD	675,000	JPM	04/16/18	—	5,824
PLN	469,809	USD	138,000	SCB	04/30/18	—	704
PLN	1,103,907	USD	321,155	SCB	05/18/18	1,551	—
PLN	1,103,906	USD	321,309	UBS	05/18/18	1,397	—
RUB	17,736,246	USD	307,862	BRC	04/16/18	1,197	—
RUB	27,431,500	USD	478,607	JPM	04/16/18	—	605
RUB	12,553,200	USD	220,000	SCB	04/16/18	—	1,257
RUB	20,886,684	USD	364,000	SCB	05/16/18	—	1,411
SGD	18,177	USD	13,900	BRC	04/30/18	—	28
SGD	72,750	USD	55,620	BRC	04/30/18	—	101
SGD	72,942	USD	55,620	BRC	04/30/18	46	—
SGD	164,701	USD	125,705	BRC	04/30/18	—	12
SGD	16,360	USD	12,510	CIT	04/30/18	—	25
SGD	92,712	USD	70,900	CIT	04/30/18	—	146
SGD	36,470	USD	27,810	JPM	04/30/18	22	—
SGD	54,660	USD	41,800	JPM	04/30/18	—	86
SGD	72,692	USD	55,620	JPM	04/30/18	—	145
SGD	106,226	USD	80,969	JPM	04/30/18	97	—
SGD	72,681	USD	55,620	SCB	04/30/18	—	153
SGD	72,754	USD	55,600	SCB	04/30/18	—	77
SGD	109,376	USD	83,430	SCB	04/30/18	41	—
SGD	249,580	USD	191,000	SCB	05/31/18	—	407
SGD	111,865	USD	85,403	UBS	04/30/18	—	32

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SGD	127,231	USD	97,300	UBS	04/30/18	$—	$202
SGD	163,585	USD	125,140	UBS	04/30/18	—	299
SGD	164,005	USD	125,140	UBS	04/30/18	21	—
THB	14,649,061	USD	470,562	BRC	04/20/18	—	1,834
THB	8,448,199	USD	271,350	JPM	04/20/18	—	1,031
THB	16,749,674	USD	538,089	SCB	04/20/18	—	2,147
THB	26,582,885	USD	854,000	SCB	05/16/18	—	2,677
TRY	1,523,544	USD	354,849	HSB	11/13/18	5,854	—
TRY	1,413,406	USD	326,000	SCB	11/13/18	8,627	—
UAH	3,357,300	USD	114,000	SCB	07/26/18	7,436	—
USD	100,000	ARS	2,059,000	SCB	04/27/18	—	1,039
USD	317,000	AUD	413,865	SCB	06/04/18	—	898
USD	60,000	BRL	199,380	BRC	06/04/18	—	90
USD	298,000	BRL	989,032	HSB	10/16/18	3,473	—
USD	550,126	BRL	1,790,990	JPM	04/09/18	7,915	—
USD	100,000	CLP	60,874,800	HSB	04/20/18	—	812
USD	230,000	CNY	1,474,760	HSB	05/09/18	—	4,560
USD	112,000	COP	311,696,000	CIT	04/12/18	460	—
USD	155,000	COP	442,160,750	CIT	04/12/18	—	3,227
USD	77,541	CZK	1,585,916	BRC	04/05/18	716	—
USD	77,551	CZK	1,585,916	CIT	04/05/18	725	—
USD	50,000	CZK	1,028,134	HSB	04/05/18	195	—
USD	77,551	CZK	1,585,916	JPM	04/05/18	725	—
USD	100,000	CZK	2,054,075	JPM	04/26/18	393	—
USD	60,000	CZK	1,241,373	SCB	04/05/18	—	135
USD	60,000	CZK	1,241,510	SCB	04/05/18	—	142
USD	60,000	CZK	1,237,938	SCB	04/05/18	31	—
USD	77,551	CZK	1,585,916	SCB	04/05/18	725	—
USD	90,000	CZK	1,862,439	UBS	04/05/18	—	221
USD	429,000	EUR	346,765	CIT	05/25/18	771	—
USD	150,000	GHS	670,125	SCB	04/23/18	—	291
USD	50,000	HUF	12,581,625	BRC	06/20/18	189	—
USD	60,000	HUF	15,137,328	SCB	06/20/18	71	—
USD	60,000	HUF	15,118,347	SCB	06/20/18	146	—
USD	70,000	HUF	17,616,340	SCB	06/20/18	257	—
USD	136,000	IDR	1,893,120,000	HSB	04/26/18	—	1,728
USD	450,000	IDR	6,229,350,000	JPM	05/21/18	—	2,286
USD	460,000	IDR	6,363,180,000	JPM	05/21/18	—	2,003
USD	540,000	IDR	7,476,300,000	JPM	05/21/18	—	2,822
USD	217,000	IDR	3,006,752,000	SCB	04/06/18	—	1,657
USD	480,000	IDR	6,649,920,000	UBS	06/05/18	—	2,221
USD	190,000	INR	12,396,550	HSB	04/09/18	—	342
USD	1,510,000	INR	98,414,250	JPM	04/09/18	—	1,098
USD	135,000	INR	8,850,600	SCB	04/20/18	—	820
USD	275,000	INR	17,941,000	SCB	04/20/18	—	319
USD	191,000	JPY	20,123,951	HSB	05/29/18	1,210	—
USD	200,000	KRW	213,880,000	SCB	04/12/18	—	1,366

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	200,000	KZT	64,360,000	SCB	04/06/18	$—	$1,552
USD	150,000	MXN	2,789,766	HSB	04/16/18	—	3,148
USD	270,000	MXN	5,096,056	JPM	04/16/18	—	9,756
USD	100,000	MXN	1,866,780	SCB	04/16/18	—	2,480
USD	256,000	MXN	4,856,448	SCB	05/23/18	—	9,070
USD	79,743	MXN	1,460,600	UBS	04/16/18	—	439
USD	140,000	PEN	455,000	BRC	04/16/18	—	972
USD	140,000	PEN	454,860	BRC	04/16/18	—	929
USD	140,000	PEN	453,950	BRC	04/16/18	—	647
USD	147,185	PEN	480,926	BRC	04/16/18	—	1,820
USD	150,000	PEN	485,625	BRC	04/16/18	—	460
USD	250,000	PEN	816,000	BRC	04/16/18	—	2,820
USD	112,815	PEN	368,421	CIT	04/16/18	—	1,332
USD	151,820	PEN	493,112	JPM	04/16/18	—	960
USD	150,000	PEN	490,905	SCB	04/16/18	—	2,096
USD	155,000	PEN	502,123	SCB	04/16/18	—	572
USD	208,180	PEN	675,023	SCB	04/16/18	—	962
USD	240,000	PEN	785,448	SCB	04/16/18	—	3,354
USD	240,000	PEN	786,120	SCB	05/16/18	—	3,323
USD	135,000	PHP	7,087,500	JPM	04/12/18	—	676
USD	140,000	PHP	7,282,800	JPM	04/12/18	586	—
USD	270,000	PLN	921,530	CIT	05/18/18	609	—
USD	150,000	PLN	513,960	JPM	04/16/18	—	156
USD	150,000	PLN	514,325	JPM	04/16/18	—	263
USD	60,000	PLN	205,453	SCB	05/18/18	—	60
USD	180,000	PLN	619,693	SCB	05/18/18	—	1,155
USD	190,000	PLN	651,244	SCB	05/18/18	—	379
USD	50,000	RON	189,725	CIT	03/15/19	—	68
USD	218,676	RON	823,688	CIT	03/15/19	1,306	—
USD	200,851	RUB	11,545,919	BOA	06/19/18	1,153	—
USD	89,023	RUB	5,135,052	BRC	04/16/18	—	457
USD	145,930	RUB	8,426,559	BRC	06/19/18	184	—
USD	145,998	RUB	8,426,558	BRC	06/19/18	252	—
USD	200,823	RUB	11,545,919	BRC	06/19/18	1,125	—
USD	1,323,922	RUB	75,990,000	JPM	04/16/18	—	227
USD	125,000	RUB	7,220,000	SCB	04/16/18	—	811
USD	125,000	RUB	7,159,375	SCB	04/16/18	246	—
USD	200,718	RUB	11,545,919	SCB	06/19/18	1,020	—
USD	200,781	RUB	11,545,918	UBS	06/19/18	1,083	—
USD	18,761	THB	583,403	BRC	04/20/18	94	—
USD	41,884	THB	1,303,920	BRC	04/20/18	163	—
USD	47,665	THB	1,485,003	BRC	04/20/18	149	—
USD	148,828	THB	4,649,083	BRC	04/20/18	70	—
USD	70,000	THB	2,179,170	HSB	04/20/18	273	—
USD	99,770	THB	3,105,129	JPM	04/20/18	414	—
USD	111,050	THB	3,468,947	JPM	04/20/18	53	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	148,650	THB	4,625,315	JPM	04/20/18	$653	$—
USD	167,450	THB	5,227,538	JPM	04/20/18	184	—
USD	32,123	THB	1,003,862	SCB	04/20/18	2	—
USD	76,885	THB	2,398,812	SCB	04/20/18	130	—
USD	124,589	THB	3,880,940	SCB	04/20/18	410	—
USD	150,346	THB	4,680,200	SCB	04/20/18	593	—
USD	185,000	THB	5,759,975	SCB	05/16/18	536	—
USD	195,000	THB	6,065,085	SCB	05/16/18	764	—
USD	90,000	TRY	357,498	CIT	04/05/18	—	534
USD	100,000	TRY	394,610	CIT	04/05/18	68	—
USD	260,000	TRY	999,011	CIT	04/05/18	7,007	—
USD	220,000	TRY	851,620	SCB	04/05/18	4,333	—
USD	220,000	TRY	855,019	SCB	04/05/18	3,472	—
USD	50,000	UAH	1,382,500	SCB	07/26/18	—	6
USD	80,000	UYU	2,326,400	CIT	08/07/18	—	148
USD	230,277	UYU	6,697,600	HSB	04/18/18	—	5,184
USD	175,206	ZAR	2,096,879	BOA	05/18/18	—	835
USD	156,216	ZAR	1,882,175	BRC	04/20/18	—	2,403
USD	247,516	ZAR	2,935,515	JPM	05/18/18	1,069	—
USD	155,887	ZAR	1,882,175	SCB	04/20/18	—	2,732
USD	155,887	ZAR	1,882,175	SCB	04/20/18	—	2,732
USD	200,000	ZAR	2,352,940	SCB	04/20/18	1,708	—
USD	445,000	ZAR	5,373,420	SCB	04/20/18	—	7,840
USD	618,602	ZAR	7,528,700	SCB	04/20/18	—	15,872
USD	618,602	ZAR	7,528,700	SCB	04/20/18	—	15,872
USD	52,103	ZAR	615,309	SCB	05/16/18	432	—
USD	120,000	ZAR	1,449,828	SCB	05/18/18	—	1,718
USD	156,001	ZAR	1,882,175	UBS	04/20/18	—	2,618
USD	256,577	ZAR	3,103,572	UBS	04/20/18	—	4,974
USD	618,729	ZAR	7,528,700	UBS	04/20/18	—	15,745
UYU	4,703,680	USD	160,098	CIT	08/07/18	1,950	—
UYU	6,697,600	USD	230,000	JPM	04/18/18	5,461	—
ZAR	2,500,784	USD	208,000	CIT	05/16/18	2,005	—
ZAR	1,927,632	USD	160,000	JPM	05/18/18	1,832	—
ZAR	520,991	USD	43,753	SCB	04/20/18	153	—
ZAR	1,924,979	USD	160,000	SCB	04/20/18	2,226	—
ZAR	2,559,429	USD	218,000	SCB	04/20/18	—	2,306
ZAR	2,996,847	USD	254,220	SCB	04/20/18	—	1,664
ZAR	6,610,944	USD	554,230	SCB	04/20/18	2,901	—
ZAR	4,844,303	USD	402,002	SCB	05/18/18	4,695	—
ZAR	520,990	USD	43,731	UBS	04/20/18	175	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$245,625	$270,559

Lazard Emerging Markets Multi-Asset Portfolio (concluded)

Written Options open at March 31, 2018:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
USD vs INR Apr 18 63.1	GSC	30,300	$63.10	04/05/18	$3,030,000	$10,888	$—

Credit Default Swap Agreements open at March 31, 2018:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MEX USD SR 4Y	BRC	$530,000	12/20/22	Sell	(1.000)%	Quarterly	BBB+	$(746)	$589	$1,335
MEX USD SR 5Y	BRC	5,040,000	06/20/23	Buy	(1.000)	Quarterly	BBB+	19,174	45,065	25,891
Total Credit Default Swap Agreements								$18,428	$45,654	$27,226

Interest Rate Swap Agreements open at March 31, 2018:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	JPM	$ 3,036,290	01/04/21	9.16%	Maturity	Brazil Cetip Interbank Deposit Rate	$40,367
BRL	JPM	4,534,446	01/04/21	10.31	Maturity	Brazil Cetip Interbank Deposit Rate	9,864
BRL	JPM	13,582,487	01/04/21	10.48	Maturity	Brazil Cetip Interbank Deposit Rate	35,383
BRL	JPM	5,416,880	01/04/21	10.81	Maturity	Brazil Cetip Interbank Deposit Rate	18,631
Total gross unrealized appreciation on Interest Rate Swap Agreements							$104,245

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 4.5%
Argentina | 0.7%
AES Argentina Generacion SA, 7.750%, 02/02/24	USD	480	$503,400
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22	USD	875	942,623
Genneia SA, 8.750%, 01/20/22 (#)	USD	320	343,885
			1,789,908
Brazil | 0.4%
Petrobras Global Finance BV:
8.375%, 05/23/21	USD	460	523,710
8.750%, 05/23/26	USD	225	264,103
5.750%, 02/01/29	USD	310	299,965
			1,087,778
Canada | 0.4%
First Quantum Minerals, Ltd.:
7.250%, 05/15/22 (#)	USD	650	650,000
7.250%, 04/01/23 (#)	USD	300	296,250
			946,250
Chile | 0.4%
AES Gener SA, 8.375%, 12/18/73	USD	590	613,600
VTR Finance BV, 6.875%, 01/15/24	USD	375	390,566
			1,004,166
Costa Rica | 0.1%
Banco Nacional de Costa Rica, 5.875%, 04/25/21	USD	250	260,000
Guatemala | 0.4%
Comcel Trust, 6.875%, 02/06/24	USD	1,020	1,064,625
India | 0.3%
Neerg Energy, Ltd., 6.000%, 02/13/22 (#)	USD	200	198,000
Vedanta Resources PLC, 6.375%, 07/30/22 (#)	USD	450	458,437
			656,437
Israel | 0.1%
Altice Financing SA, 6.625%, 02/15/23 (#)	USD	375	371,250
Mauritius | 0.5%
HTA Group, Ltd., 9.125%, 03/08/22	USD	600	636,000
Liquid Telecommunications Financing PLC:
8.500%, 07/13/22	USD	200	209,964
Description	Security Currency	Principal Amount (000)	Fair Value
8.500%, 07/13/22 (#)	USD	490	$514,410
			1,360,374
Nigeria | 0.1%
IHS Netherlands Holdco BV, 9.500%, 10/27/21	USD	350	367,039
Peru | 0.5%
Banco de Credito del Peru, 4.850%, 10/30/20 (#)	PEN	2,300	712,768
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	327,521
Inkia Energy, Ltd., 5.875%, 11/09/27	USD	400	388,500
			1,428,789
Russia | 0.2%
Sberbank of Russia, 5.500%, 02/26/24 (§)	USD	600	606,300
Turkey | 0.3%
Turkiye Garanti Bankasi AS, 6.125%, 05/24/27 (§)	USD	275	266,406
Turkiye Is Bankasi AS, 5.500%, 04/21/19	USD	590	594,425
			860,831
United States | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (#)	USD	350	366,844
Total Corporate Bonds (Cost $12,117,812)			12,170,591
Foreign Government Obligations | 85.7%
Angola | 2.0%
Republic of Angola, 9.500%, 11/12/25	USD	4,827	5,442,442
Argentina | 5.5%
Argentina Treasury Bills:
0.000%, 04/13/18	ARS	1,782	83,203
0.000%, 09/19/18	ARS	2,000	87,900
Provincia de Buenos Aires, 7.875%, 06/15/27	USD	775	792,438
Republic of Argentina:
21.200%, 09/19/18	ARS	3,380	165,857
25.420% (BADLARPP + 2.500%), 03/11/19 (§)	ARS	1,010	50,992
5.625%, 01/26/22	USD	1,755	1,777,815
7.500%, 04/22/26	USD	1,240	1,324,940
15.500%, 10/17/26	ARS	7,540	366,927
6.875%, 01/26/27	USD	2,120	2,162,400
5.875%, 01/11/28	USD	580	545,780
6.625%, 07/06/28	USD	250	247,500
7.125%, 07/06/36	USD	605	584,430
7.625%, 04/22/46	USD	2,120	2,096,680
6.875%, 01/11/48	USD	580	527,800

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.125%, 06/28/2117	USD	1,885	$1,732,315
7.125%, 06/28/2117 (#)	USD	2,280	2,095,320
			14,642,297
Azerbaijan | 0.2%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	540	542,025
Belarus | 0.3%
Republic of Belarus:
6.875%, 02/28/23 (#)	USD	260	275,210
6.200%, 02/28/30 (#)	USD	430	425,163
			700,373
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	185	110,075
Brazil | 7.6%
Brazil Letras do Tesouro Nacional:
0.000%, 01/01/20	BRL	13,400	3,598,066
0.000%, 07/01/20	BRL	16,700	4,291,193
Brazil NTN-B, 6.000%, 08/15/50	BRL	2,688	2,798,114
Brazil NTN-F:
10.000%, 01/01/21	BRL	9,340	2,965,556
10.000%, 01/01/23	BRL	6,320	1,994,931
10.000%, 01/01/25	BRL	4,560	1,427,750
10.000%, 01/01/27	BRL	715	222,459
10.000%, 01/01/29	BRL	900	278,162
Federal Republic of Brazil:
4.625%, 01/13/28	USD	1,101	1,078,980
8.250%, 01/20/34	USD	610	769,820
5.000%, 01/27/45	USD	970	873,000
			20,298,031
Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos:
5.000%, 03/01/35	CLP	330,000	545,708
6.000%, 01/01/43	CLP	835,000	1,536,447
			2,082,155
Colombia | 4.5%
Colombian Titulos De Tesoreria:
11.000%, 07/24/20	COP	1,489,000	599,375
7.000%, 05/04/22	COP	5,440,000	2,039,797
10.000%, 07/24/24	COP	10,400,500	4,467,459
7.500%, 08/26/26	COP	3,827,000	1,466,444
6.000%, 04/28/28	COP	2,022,000	696,373
Republic of Colombia:
7.375%, 09/18/37	USD	1,200	1,549,800
5.000%, 06/15/45	USD	1,135	1,149,188
			11,968,436
Description	Security Currency	Principal Amount (000)	Fair Value
Costa Rica | 0.5%
Republic of Costa Rica:
4.250%, 01/26/23	USD	675	$652,219
7.158%, 03/12/45	USD	605	635,250
			1,287,469
Czech Republic | 0.8%
Czech Republic, 2.500%, 08/25/28	CZK	43,800	2,244,506
Dominican Republic | 2.1%
Dominican Republic:
5.500%, 01/27/25	USD	1,345	1,378,625
6.875%, 01/29/26 (#)	USD	235	260,263
6.875%, 01/29/26	USD	690	764,175
7.450%, 04/30/44	USD	1,070	1,217,125
6.850%, 01/27/45	USD	355	382,512
6.500%, 02/15/48 (#)	USD	1,490	1,547,737
			5,550,437
Ecuador | 1.2%
Republic of Ecuador:
10.500%, 03/24/20	USD	200	216,000
10.750%, 03/28/22	USD	263	291,273
10.750%, 03/28/22 (#)	USD	325	359,937
8.750%, 06/02/23	USD	460	480,700
7.950%, 06/20/24	USD	200	201,000
9.650%, 12/13/26	USD	1,230	1,314,870
8.875%, 10/23/27 (#)	USD	460	469,430
			3,333,210
Egypt | 4.3%
Arab Republic of Egypt:
5.577%, 02/21/23 (#)	USD	520	528,450
7.500%, 01/31/27	USD	510	552,713
6.588%, 02/21/28 (#)	USD	845	857,675
8.500%, 01/31/47 (#)	USD	1,065	1,187,475
8.500%, 01/31/47	USD	4,725	5,268,375
7.903%, 02/21/48 (#)	USD	1,410	1,484,025
Egypt Treasury Bills:
0.000%, 07/10/18	EGP	1,500	80,634
0.000%, 07/24/18	EGP	29,000	1,548,775
			11,508,122
El Salvador | 2.2%
Republic of El Salvador:
7.375%, 12/01/19	USD	1,165	1,217,425
7.750%, 01/24/23	USD	955	1,039,756
5.875%, 01/30/25	USD	936	919,620
6.375%, 01/18/27	USD	880	872,300
8.625%, 02/28/29	USD	450	517,500
8.250%, 04/10/32	USD	485	543,806
7.650%, 06/15/35	USD	280	295,050
7.625%, 02/01/41	USD	445	469,475
			5,874,932

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Gabon | 0.1%
Gabonese Republic, 6.375%, 12/12/24	USD	420	$416,850
Ghana | 0.7%
Ghana Government Bonds:
22.490%, 04/23/18	GHS	150	34,036
23.470%, 05/21/18	GHS	390	88,980
19.040%, 09/24/18	GHS	50	11,461
24.500%, 04/22/19	GHS	60	14,631
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	720	169,129
21.000%, 01/07/19	GHS	3,010	702,606
Republic of Ghana:
9.250%, 09/15/22	USD	470	534,625
7.875%, 08/07/23	USD	215	234,888
			1,790,356
Honduras | 0.2%
Republic of Honduras:
8.750%, 12/16/20	USD	310	342,550
6.250%, 01/19/27	USD	155	163,719
			506,269
India | 1.4%
India Government Bonds, 7.720%, 05/25/25	INR	240,000	3,717,346
Indonesia | 4.0%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	20,328,000	1,511,219
8.375%, 03/15/24	IDR	7,060,000	559,595
8.375%, 09/15/26	IDR	1,473,000	118,653
7.000%, 05/15/27	IDR	2,543,000	187,758
6.125%, 05/15/28	IDR	15,075,000	1,049,803
9.000%, 03/15/29	IDR	8,440,000	704,687
8.750%, 05/15/31	IDR	33,261,000	2,737,866
7.500%, 08/15/32	IDR	22,532,000	1,690,207
8.375%, 03/15/34	IDR	14,838,000	1,178,795
8.250%, 05/15/36	IDR	12,883,000	1,012,954
			10,751,537
Iraq | 0.3%
Republic of Iraq:
6.752%, 03/09/23 (#)	USD	125	127,031
6.752%, 03/09/23	USD	250	254,063
5.800%, 01/15/28	USD	425	406,937
			788,031
Ivory Coast | 0.3%
Ivory Coast, 5.750%, 12/31/32 (Ø)	USD	906	872,270
Jordan | 0.5%
Kingdom of Jordan:
6.125%, 01/29/26 (#)	USD	155	155,969
Description	Security Currency	Principal Amount (000)	Fair Value
5.750%, 01/31/27 (#)	USD	400	$389,000
7.375%, 10/10/47 (#)	USD	740	749,250
			1,294,219
Kenya | 1.4%
Republic of Kenya:
6.875%, 06/24/24	USD	565	591,131
8.250%, 02/28/48 (#)	USD	2,885	3,090,556
			3,681,687
Lebanon | 2.9%
Lebanese Republic:
6.375%, 03/09/20	USD	785	788,925
6.150%, 06/19/20	USD	130	129,788
8.250%, 04/12/21	USD	267	281,351
6.000%, 01/27/23	USD	1,820	1,779,050
6.650%, 04/22/24	USD	2,047	2,031,648
6.250%, 11/04/24	USD	919	886,835
6.600%, 11/27/26	USD	499	479,040
6.850%, 03/23/27	USD	670	648,225
6.650%, 11/03/28	USD	702	658,125
			7,682,987
Malaysia | 2.7%
Malaysia Treasury Bills, 0.000%, 01/18/19	MYR	4,590	1,156,922
Malaysia Government Bonds:
3.759%, 03/15/19	MYR	5,906	1,535,345
5.734%, 07/30/19	MYR	2,973	792,523
3.882%, 03/10/22	MYR	380	99,313
3.795%, 09/30/22	MYR	7,300	1,892,474
3.955%, 09/15/25	MYR	480	124,002
4.498%, 04/15/30	MYR	4,070	1,062,314
3.844%, 04/15/33	MYR	580	139,985
4.254%, 05/31/35	MYR	1,590	393,779
			7,196,657
Mexico | 4.3%
Mexican Bonos:
6.500%, 06/09/22	MXN	4,260	228,153
10.000%, 12/05/24	MXN	1,977	124,710
7.500%, 06/03/27	MXN	10,820	601,857
7.750%, 05/29/31	MXN	29,440	1,658,550
10.000%, 11/20/36	MXN	34,719	2,370,965
7.750%, 11/13/42	MXN	49,580	2,768,433
Mexico Cetes, 0.000%, 07/19/18	MXN	696,690	3,746,299
			11,498,967
Mongolia | 0.3%
Mongolia International Bonds:
10.875%, 04/06/21	USD	145	166,707
5.125%, 12/05/22	USD	285	277,989
8.750%, 03/09/24 (#)	USD	220	246,818
			691,514

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Mozambique | 0.7%
Mozambique International Bonds, 10.500%, 01/18/23	USD	2,268	$1,817,235
Namibia | 0.0%
Republic of Namibia, 5.250%, 10/29/25	USD	95	94,288
Nigeria | 1.4%
Nigeria Treasury Bills:
0.000%, 10/04/18	NGN	62,070	159,092
0.000%, 11/01/18	NGN	103,500	262,237
0.000%, 01/03/19	NGN	124,140	308,491
0.000%, 01/17/19	NGN	56,840	140,445
Republic of Nigeria:
6.500%, 11/28/27 (#)	USD	800	812,000
7.875%, 02/16/32 (#)	USD	485	527,437
7.625%, 11/28/47	USD	405	420,188
7.625%, 11/28/47 (#)	USD	970	1,006,375
			3,636,265
Paraguay | 1.0%
Republic of Paraguay:
6.100%, 08/11/44	USD	1,750	1,890,000
5.600%, 03/13/48 (#)	USD	740	758,500
			2,648,500
Peru | 0.8%
Republic of Peru:
6.950%, 08/12/31	PEN	4,700	1,709,069
6.900%, 08/12/37	PEN	1,580	565,340
			2,274,409
Philippines | 0.1%
Republic of Philippines, 3.625%, 09/09/25	PHP	15,300	253,520
Poland | 1.1%
Poland Government Bonds, 3.250%, 07/25/25	PLN	10,180	3,043,785
Russia | 6.1%
Russia Foreign Bonds:
5.250%, 06/23/47 (#)	USD	200	199,700
5.250%, 06/23/47	USD	1,400	1,397,900
Russia Government Bonds - OFZ:
7.600%, 04/14/21	RUB	77,100	1,390,404
7.500%, 08/18/21	RUB	72,920	1,314,603
7.000%, 12/15/21	RUB	80,950	1,437,897
7.000%, 08/16/23	RUB	69,790	1,247,656
7.750%, 09/16/26	RUB	234,830	4,328,988
7.050%, 01/19/28	RUB	174,410	3,066,952
8.500%, 09/17/31	RUB	97,660	1,912,039
			16,296,139
Description	Security Currency	Principal Amount (000)	Fair Value
South Africa | 11.4%
Republic of South Africa:
7.250%, 01/15/20	ZAR	24,420	$2,078,710
7.750%, 02/28/23	ZAR	129,840	11,139,322
5.875%, 09/16/25	USD	760	809,400
10.500%, 12/21/26	ZAR	65,160	6,362,800
8.250%, 03/31/32	ZAR	59,520	4,904,124
8.500%, 01/31/37	ZAR	30,850	2,536,916
5.650%, 09/27/47	USD	1,280	1,267,200
8.750%, 02/28/48	ZAR	16,680	1,393,315
			30,491,787
Sri Lanka | 1.1%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	200	202,820
5.875%, 07/25/22	USD	200	202,760
6.125%, 06/03/25	USD	535	533,085
6.850%, 11/03/25 (#)	USD	1,040	1,079,000
6.850%, 11/03/25	USD	880	913,000
6.825%, 07/18/26	USD	130	134,062
			3,064,727
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26	USD	150	153,750
Tajikistan | 0.1%
Tajikistan International Bonds, 7.125%, 09/14/27 (#)	USD	190	175,750
Thailand | 0.7%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	146,024
3.850%, 12/12/25	THB	51,543	1,828,301
			1,974,325
Turkey | 4.1%
Republic of Turkey:
5.125%, 02/17/28	USD	530	500,850
6.625%, 02/17/45	USD	308	304,150
5.750%, 05/11/47	USD	385	343,131
Turkey Government Bonds:
8.500%, 07/10/19	TRY	7,980	1,901,300
10.700%, 02/17/21	TRY	9,755	2,304,428
9.500%, 01/12/22	TRY	860	193,731
10.700%, 08/17/22	TRY	8,160	1,898,685
7.100%, 03/08/23	TRY	4,050	814,558
9.000%, 07/24/24	TRY	4,460	967,673
8.000%, 03/12/25	TRY	8,390	1,703,391
			10,931,897
Ukraine | 2.7%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	625	649,375
7.750%, 09/01/20	USD	965	1,013,250
7.750%, 09/01/21	USD	100	105,100

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.750%, 09/01/22	USD	1,585	$1,653,947
7.750%, 09/01/24	USD	710	732,010
7.750%, 09/01/26	USD	1,385	1,423,088
7.750%, 09/01/27	USD	1,190	1,221,535
7.375%, 09/25/32 (#)	USD	430	415,810
			7,214,115
Uruguay | 1.1%
Republica Orient Uruguay:
4.125%, 11/20/45	USD	1,335	1,246,556
5.100%, 06/18/50	USD	155	159,069
Uruguay Treasury Bills:
0.000%, 06/08/18	UYU	24,060	835,138
0.000%, 07/27/18	UYU	12,030	412,488
0.000%, 09/21/18	UYU	13,000	438,677
			3,091,928
Venezuela | 0.8%
Republic of Venezuela:
7.750%, 10/13/19 (П)	USD	245	72,888
6.000%, 12/09/20 (П)	USD	121	35,695
12.750%, 08/23/22 (П)	USD	711	238,185
9.000%, 05/07/23 (П)	USD	620	182,900
8.250%, 10/13/24	USD	717	211,515
7.650%, 04/21/25 (П)	USD	607	179,065
11.750%, 10/21/26 (П)	USD	682	228,470
9.250%, 09/15/27	USD	768	247,680
9.250%, 05/07/28 (П)	USD	656	193,520
11.950%, 08/05/31 (П)	USD	822	275,370
9.375%, 01/13/34 (П)	USD	446	153,870
7.000%, 03/31/38	USD	586	177,997
			2,197,155
Zambia | 1.3%
Republic of Zambia:
5.375%, 09/20/22	USD	215	204,250
8.500%, 04/14/24	USD	2,485	2,603,037
8.970%, 07/30/27	USD	530	559,813
			3,367,100
Total Foreign Government Obligations (Cost $224,493,499)			229,199,875
Quasi Government Bonds | 6.4%
Argentina | 1.6%
Letras Banco Cent Argentina:
0.000%, 04/18/18	ARS	13,260	643,430
0.000%, 05/16/18	ARS	44,470	2,116,807
0.000%, 06/21/18	ARS	15,350	715,565
0.000%, 08/15/18	ARS	17,400	781,572
			4,257,374
Azerbaijan | 0.1%
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	330	328,763
Description	Security Currency	Principal Amount (000)	Fair Value
Brazil | 0.6%
Caixa Economica Federal:
3.500%, 11/07/22	USD	290	$276,820
7.250%, 07/23/24 (§)	USD	270	278,437
Cemig Geracao e Transmissao SA, 9.250%, 12/05/24	USD	850	911,625
			1,466,882
Ecuador | 0.1%
EP Petroecuador, 7.925% (USD LIBOR 3 Month + 5.630%), 09/24/19 (§)	USD	182	182,033
Indonesia | 0.6%
PT Pertamina Persero:
5.625%, 05/20/43	USD	310	316,441
6.450%, 05/30/44	USD	570	642,378
PT Perusahaan Listrik Negara, 5.250%, 05/15/47 (#)	USD	670	655,763
			1,614,582
Mexico | 0.4%
Petroleos Mexicanos, 5.500%, 06/27/44	USD	1,345	1,195,705
South Africa | 1.0%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,265	1,254,247
6.750%, 08/06/23	USD	685	692,535
7.850%, 04/02/26	ZAR	9,000	705,408
			2,652,190
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	342,450
Turkey | 0.9%
Export Credit Bank of Turkey:
5.375%, 02/08/21	USD	535	538,344
4.250%, 09/18/22 (#)	USD	925	877,593
TC Ziraat Bankasi AS:
4.750%, 04/29/21	USD	280	275,100
5.125%, 05/03/22	USD	675	661,500
			2,352,537
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	279,442
9.750%, 01/22/25	USD	1,495	1,592,175
			1,871,617
Venezuela | 0.3%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	221	188,583
9.000%, 11/17/21 (П)	USD	251	80,948
12.750%, 02/17/22 (П)	USD	273	92,615
6.000%, 05/16/24 (П)	USD	346	92,987
6.000%, 11/15/26 (П)	USD	414	110,848

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
5.375%, 04/12/27 (П)	USD	292	$80,738
9.750%, 05/17/35 (П)	USD	295	91,302
5.500%, 04/12/37 (П)	USD	100	27,250
			765,271
Total Quasi Government Bonds (Cost $17,764,908)			17,029,404

Description		Shares	Fair Value
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $3,090,956)		3,090,956	$3,090,956
Total Investments | 97.8% (Cost $257,467,175) (¤)			$261,490,826
Cash and Other Assets in Excess of Liabilities | 2.2%			5,956,025
Net Assets | 100.0%			$267,446,851

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	16,691,700	USD	824,485	BRC	05/10/18	$—	$10,926
ARS	14,003,000	USD	670,000	CIT	05/21/18	8,637	—
ARS	1,441,862	USD	73,602	HSB	05/10/18	—	3,325
ARS	2,915,175	USD	148,961	HSB	05/10/18	—	6,875
BRL	1,196,835	USD	361,877	SCB	06/04/18	—	1,167
BRL	2,642,741	USD	805,174	SCB	06/04/18	—	8,688
CLP	368,379,000	USD	607,806	BOA	04/16/18	2,235	—
CLP	422,456,581	USD	697,054	BOA	04/16/18	2,540	—
CLP	383,290,307	USD	644,185	BRC	04/09/18	—	9,476
CLP	368,379,000	USD	610,000	JPM	04/13/18	31	—
CLP	39,166,274	USD	65,815	UBS	04/09/18	—	957
CLP	398,640,000	USD	660,000	UBS	04/16/18	154	—
COP	701,541,654	USD	243,760	BRC	04/20/18	7,264	—
COP	1,912,381,000	USD	670,000	BRC	04/20/18	14,284	—
COP	3,020,160,000	USD	1,059,594	CIT	04/20/18	21,073	—
COP	1,141,269,886	USD	396,240	SCB	04/20/18	12,127	—
COP	1,165,383,822	USD	406,482	UBS	04/20/18	10,513	—
CZK	32,514,613	USD	1,582,297	BOA	06/20/18	—	825
CZK	12,287,590	USD	591,432	BRC	04/05/18	3,808	—
CZK	3,071,898	USD	150,812	BRC	06/20/18	—	1,399
CZK	32,514,613	USD	1,582,374	BRC	06/20/18	—	902
CZK	3,071,898	USD	150,835	CIT	06/20/18	—	1,421
CZK	3,071,896	USD	150,835	JPM	06/20/18	—	1,421
CZK	2,666,391	USD	130,000	SCB	06/20/18	—	310
CZK	3,071,898	USD	150,849	SCB	06/20/18	—	1,436
CZK	32,514,613	USD	1,582,220	SCB	06/20/18	—	748
CZK	32,514,613	USD	1,582,874	UBS	06/20/18	—	1,403
EUR	2,190,000	RON	10,255,770	BRC	05/21/18	—	5,690
EUR	1,090,000	RON	5,104,034	JPM	05/21/18	—	2,717
EUR	232,248	USD	290,000	HSB	06/20/18	—	2,606
HUF	329,548,096	USD	1,309,601	BOA	06/20/18	—	4,916
HUF	329,548,096	USD	1,309,549	BRC	06/20/18	—	4,864
HUF	329,548,097	USD	1,310,330	JPM	06/20/18	—	5,645
HUF	329,548,096	USD	1,310,721	SCB	06/20/18	—	6,036
HUF	329,548,096	USD	1,310,278	UBS	06/20/18	—	5,593
IDR	9,385,449,000	USD	690,000	BRC	06/05/18	—	11,906
IDR	27,452,321,644	USD	1,988,578	BRC	06/05/18	—	5,162
IDR	19,583,878,815	USD	1,450,658	CIT	04/05/18	—	28,422
IDR	27,452,321,644	USD	1,990,741	CIT	06/05/18	—	7,325
IDR	8,026,668,010	USD	586,702	JPM	04/16/18	—	4,290
IDR	27,452,321,644	USD	1,989,299	JPM	06/05/18	—	5,883
IDR	1,276,411,990	USD	93,298	SCB	04/16/18	—	682
IDR	27,452,321,644	USD	1,989,875	SCB	06/05/18	—	6,460
INR	45,381,000	USD	700,000	SCB	05/16/18	—	7,790
MXN	15,263,510	USD	819,900	HSB	04/20/18	17,499	—
MXN	19,927,494	USD	1,058,334	SCB	04/20/18	34,944	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MYR	2,346,600	USD	598,673	SCB	04/27/18	$7,483	$—
PEN	3,972,677	USD	1,219,361	BOA	05/16/18	10,278	—
PEN	3,972,678	USD	1,219,361	BRC	05/16/18	10,278	—
PEN	3,972,678	USD	1,219,136	SCB	05/16/18	10,502	—
PHP	6,377,367	USD	122,186	BRC	04/20/18	—	67
PHP	6,377,367	USD	122,125	UBS	04/20/18	—	6
PLN	2,257,682	EUR	537,000	BRC	04/13/18	—	1,614
PLN	9,254,524	EUR	2,190,000	BRC	05/21/18	1,800	—
PLN	2,914,696	EUR	693,000	JPM	04/13/18	—	1,747
PLN	4,629,514	EUR	1,090,000	JPM	05/21/18	7,731	—
PLN	7,812,193	USD	2,273,829	BOA	05/18/18	9,916	—
PLN	7,812,193	USD	2,273,526	BRC	05/18/18	10,219	—
PLN	7,812,193	USD	2,272,836	CIT	05/18/18	10,909	—
PLN	7,812,193	USD	2,272,770	SCB	05/18/18	10,975	—
PLN	7,812,195	USD	2,273,862	UBS	05/18/18	9,883	—
RON	3,011,464	USD	797,211	BOA	06/20/18	—	1,289
RON	3,011,464	USD	797,359	BRC	06/20/18	—	1,436
RON	9,034,391	USD	2,392,202	JPM	06/20/18	—	4,436
RUB	18,987,375	USD	330,000	BRC	04/16/18	949	—
SGD	121,091	USD	92,600	BRC	04/30/18	—	189
SGD	484,618	USD	370,510	BRC	04/30/18	—	671
SGD	485,902	USD	370,510	BRC	04/30/18	309	—
SGD	1,097,177	USD	837,401	BRC	04/30/18	—	83
SGD	109,416	USD	83,667	CIT	04/30/18	—	166
SGD	617,470	USD	472,200	CIT	04/30/18	—	974
SGD	242,948	USD	185,260	JPM	04/30/18	147	—
SGD	363,396	USD	277,900	JPM	04/30/18	—	572
SGD	484,234	USD	370,510	JPM	04/30/18	—	963
SGD	707,638	USD	539,390	JPM	04/30/18	649	—
SGD	484,164	USD	370,510	SCB	04/30/18	—	1,017
SGD	484,807	USD	370,500	SCB	04/30/18	—	517
SGD	728,609	USD	555,770	SCB	04/30/18	273	—
SGD	745,203	USD	568,923	UBS	04/30/18	—	216
SGD	847,860	USD	648,400	UBS	04/30/18	—	1,350
SGD	1,089,789	USD	833,670	UBS	04/30/18	—	1,990
SGD	1,092,570	USD	833,660	UBS	04/30/18	142	—
THB	26,961,970	USD	867,502	BOA	04/20/18	—	4,796
THB	41,439,785	USD	1,333,906	CIT	04/20/18	—	7,951
THB	61,156,652	USD	1,967,686	JPM	04/20/18	—	10,847
THB	56,327,804	USD	1,812,641	SCB	04/20/18	—	10,311
THB	88,261,472	USD	2,840,730	UBS	04/20/18	—	16,614
TRY	1,554,329	USD	390,000	SCB	04/20/18	1,846	—
USD	840,000	BRL	2,803,500	BRC	06/04/18	—	4,937
USD	970,000	BRL	3,244,844	BRC	06/04/18	—	7,952
USD	1,220,000	BRL	4,082,120	BRC	06/04/18	—	10,295
USD	2,009,483	BRL	6,580,053	BRC	06/04/18	26,345	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	490,000	BRL	1,638,413	JPM	06/04/18	$—	$3,795
USD	697,008	CLP	422,456,581	BOA	04/09/18	—	2,559
USD	607,786	CLP	368,379,000	BOA	04/13/18	—	2,245
USD	1,347,517	CLP	814,614,405	BOA	05/16/18	—	1,507
USD	538,050	CLP	324,632,467	BRC	04/16/18	454	—
USD	390,000	CLP	232,089,000	BRC	05/16/18	5,654	—
USD	1,461,950	CLP	882,286,825	JPM	04/16/18	869	—
USD	1,379,793	CLP	823,115,586	SCB	05/16/18	16,691	—
USD	250,000	COP	692,540,000	JPM	04/20/18	2,197	—
USD	1,481,419	COP	4,253,893,280	JPM	04/20/18	—	40,700
USD	716,659	COP	2,056,094,470	SCB	04/20/18	—	19,048
USD	63,341	COP	181,345,483	UBS	04/20/18	—	1,548
USD	790,000	COP	2,260,190,000	UBS	04/20/18	—	18,736
USD	150,197	CZK	3,071,898	BRC	04/05/18	1,387	—
USD	150,215	CZK	3,071,898	CIT	04/05/18	1,405	—
USD	150,215	CZK	3,071,896	JPM	04/05/18	1,405	—
USD	150,215	CZK	3,071,898	SCB	04/05/18	1,405	—
USD	1,796,785	EUR	1,442,641	BRC	06/20/18	11,598	—
USD	1,796,355	EUR	1,442,641	SCB	06/20/18	11,168	—
USD	1,796,570	EUR	1,442,640	UBS	06/20/18	11,384	—
USD	440,000	HUF	110,278,740	HSB	06/20/18	3,405	—
USD	209,342	IDR	2,887,250,438	BRC	06/05/18	740	—
USD	322,035	IDR	4,480,472,148	BRC	06/05/18	—	1,677
USD	560,658	IDR	7,568,878,815	SCB	04/05/18	10,985	—
USD	260,000	IDR	3,580,070,000	SCB	04/16/18	231	—
USD	874,645	IDR	12,015,000,000	UBS	04/05/18	2,082	—
USD	166,331	INR	10,941,271	BRC	05/16/18	—	559
USD	3,765,193	INR	248,465,074	BRC	05/16/18	—	24,718
USD	533,669	INR	35,104,729	CIT	05/16/18	—	1,794
USD	227,329	MYR	889,027	SCB	04/27/18	—	2,318
USD	46,688	PEN	152,741	BRC	05/16/18	—	589
USD	1,353,312	PEN	4,426,683	JPM	05/16/18	—	16,852
USD	683,333	PEN	2,218,100	UBS	05/16/18	—	3,222
USD	683,333	PEN	2,222,542	UBS	05/16/18	—	4,596
USD	683,333	PEN	2,224,250	UBS	05/16/18	—	5,125
USD	830,000	PLN	2,814,391	HSB	05/18/18	7,267	—
USD	130,000	PLN	445,016	SCB	05/18/18	—	92
USD	260,000	RON	984,997	SCB	06/20/18	—	332
USD	419,435	RUB	24,193,995	BRC	04/16/18	—	2,266
USD	398,593	RUB	22,916,279	BRC	06/19/18	1,981	—
USD	398,648	RUB	22,916,279	BRC	06/19/18	2,037	—
USD	690,257	RUB	39,858,135	BRC	06/19/18	434	—
USD	690,579	RUB	39,858,134	BRC	06/19/18	755	—
USD	398,385	RUB	22,916,279	SCB	06/19/18	1,773	—
USD	398,509	RUB	22,916,280	UBS	06/19/18	1,898	—
USD	124,982	THB	3,886,425	BRC	04/20/18	627	—
USD	279,018	THB	8,686,254	BRC	04/20/18	1,083	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	317,527	THB	9,892,564	BRC	04/20/18	$993	$—
USD	991,438	THB	30,970,532	BRC	04/20/18	469	—
USD	664,629	THB	20,685,261	JPM	04/20/18	2,760	—
USD	739,773	THB	23,108,887	JPM	04/20/18	355	—
USD	990,253	THB	30,812,203	JPM	04/20/18	4,350	—
USD	1,115,492	THB	34,823,993	JPM	04/20/18	1,224	—
USD	213,989	THB	6,687,373	SCB	04/20/18	12	—
USD	512,180	THB	15,980,031	SCB	04/20/18	865	—
USD	829,966	THB	25,853,440	SCB	04/20/18	2,730	—
USD	1,001,552	THB	31,177,827	SCB	04/20/18	3,951	—
USD	1,427,754	TRY	5,534,937	BRC	04/20/18	32,397	—
USD	456,711	ZAR	5,514,334	BOA	04/20/18	—	8,004
USD	1,812,361	ZAR	22,057,335	BOA	04/20/18	—	46,501
USD	914,963	ZAR	10,950,373	BOA	05/18/18	—	4,360
USD	457,676	ZAR	5,514,334	BRC	04/20/18	—	7,039
USD	824,028	ZAR	9,833,544	BRC	05/18/18	—	1,533
USD	1,250,963	ZAR	14,836,301	JPM	05/18/18	5,402	—
USD	456,711	ZAR	5,514,334	SCB	04/20/18	—	8,004
USD	1,812,361	ZAR	22,057,335	SCB	04/20/18	—	46,501
USD	824,008	ZAR	9,833,544	SCB	05/18/18	—	1,554
USD	278,221	ZAR	3,268,359	UBS	04/20/18	2,783	—
USD	457,045	ZAR	5,514,332	UBS	04/20/18	—	7,670
USD	584,988	ZAR	6,869,445	UBS	04/20/18	6,072	—
USD	875,680	ZAR	10,388,667	UBS	04/20/18	185	—
USD	1,329,223	ZAR	16,078,369	UBS	04/20/18	—	25,767
USD	1,812,733	ZAR	22,057,335	UBS	04/20/18	—	46,129
USD	823,725	ZAR	9,833,543	UBS	05/18/18	—	1,837
ZAR	5,100,000	USD	437,050	CIT	04/20/18	—	7,252
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$431,206	$626,701

Interest Rate Swap Agreements open at March 31, 2018:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	JPM	$19,951,562	01/04/21	10.31%	Maturity	Brazil Cetip Interbank Deposit Rate	$43,400
BRL	JPM	16,282,839	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	46,946
BRL	JPM	6,325,629	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	18,152
Total gross unrealized appreciation on Interest Rate Swap Agreements							$108,498

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 15.2%
Argentina | 1.5%
Generacion Mediterranea SA:
9.625%, 07/27/23 (#)	USD	175	$190,313
9.625%, 07/27/23	USD	1,000	1,087,500
Genneia SA, 8.750%, 01/20/22 (#)	USD	330	354,631
Rio Energy SA, 6.875%, 02/01/25 (#)	USD	575	566,519
YPF SA, 7.000%, 12/15/47 (#)	USD	475	426,312
			2,625,275
Bangladesh | 0.4%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	650	666,503
Brazil | 2.2%
Aegea Finance Sarl, 5.750%, 10/10/24 (#)	USD	325	321,344
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	175	185,937
Itau Unibanco Holding SA, 6.125%, 12/12/22 (#), (§), (¶)	USD	475	464,906
Petrobras Global Finance BV:
8.375%, 05/23/21	USD	996	1,133,946
5.750%, 02/01/29	USD	540	522,520
Rumo Luxembourg Sarl, 5.875%, 01/18/25 (#)	USD	450	443,959
Vrio Finco 1 LLC, 6.875%, 04/04/28 (#)	USD	850	854,250
			3,926,862
Byelorussian Ssr | 0.3%
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/22 (#)	USD	450	455,715
Canada | 0.9%
First Quantum Minerals, Ltd.:
7.000%, 02/15/21 (#)	USD	260	260,650
7.500%, 04/01/25 (#)	USD	675	662,766
Gran Tierra Energy International Holdings, Ltd., 6.250%, 02/15/25 (#)	USD	725	707,092
			1,630,508
Chile | 0.8%
AES Gener SA, 8.375%, 12/18/73	USD	600	624,000
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	323	329,313
Description	Security Currency	Principal Amount (000)	Fair Value
VTR Finance BV, 6.875%, 01/15/24	USD	400	$416,604
			1,369,917
China | 0.1%
G3 Exploration, Ltd., 10.000%, 11/20/18 (#), (Ø)	USD	400	188,000
Georgia | 0.2%
BGEO Group JSC, 6.000%, 07/26/23	USD	350	352,625
Guatemala | 0.7%
Comcel Trust, 6.875%, 02/06/24	USD	1,185	1,236,844
India | 0.2%
JSW Steel, Ltd., 4.750%, 11/12/19	USD	320	321,200
Israel | 0.5%
Altice Financing SA:
6.625%, 02/15/23 (#)	USD	300	297,000
7.500%, 05/15/26	USD	615	602,700
			899,700
Mauritius | 1.1%
HTA Group, Ltd., 9.125%, 03/08/22	USD	625	662,500
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (#)	USD	1,200	1,259,780
			1,922,280
Nigeria | 0.8%
IHS Netherlands Holdco BV:
9.500%, 10/27/21	USD	625	655,426
9.500%, 10/27/21 (#)	USD	725	760,295
			1,415,721
Peru | 0.8%
Inkia Energy, Ltd., 5.875%, 11/09/27 (#)	USD	250	242,813
InRetail Shopping Malls, 6.500%, 07/09/21	USD	600	618,000
Peru LNG Srl, 5.375%, 03/22/30 (#)	USD	450	451,237
			1,312,050
Russia | 2.2%
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.496%, 12/28/23 (§)	USD	550	559,449
GTH Finance BV, 7.250%, 04/26/23	USD	800	869,856
Sberbank of Russia:
4.150%, 03/06/19	USD	1,775	1,779,899

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
5.500%, 02/26/24 (§)	USD	620	$626,510
			3,835,714
Saudi Arabia | 0.5%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (#)	USD	875	902,344
Singapore | 0.2%
Puma International Financing SA, 5.125%, 10/06/24 (#)	USD	350	346,938
South Korea | 0.2%
SK E&S Co., Ltd., 4.875%, 11/26/19 (§), (¶)	USD	310	306,900
Thailand | 0.1%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19	USD	213	213,799
Turkey | 0.9%
Petkim Petrokimya Holding AS, 5.875%, 01/26/23 (#)	USD	550	537,625
Turkiye Garanti Bankasi AS, 6.125% (USD Swap 5 Year + 4.220%), 05/24/27 (§)	USD	325	314,844
Turkiye Is Bankasi AS, 5.000%, 04/30/20	USD	455	453,293
Turkiye Vakiflar Bankasi TAO, 3.750%, 04/15/18	USD	320	319,392
			1,625,154
United Arab Emirates | 0.4%
MAF Global Securities, Ltd., 7.125%, 10/29/18 (§), (¶)	USD	710	722,425
United States | 0.2%
Terraform Global Operating LLC, 6.125%, 03/01/26 (#)	USD	400	403,000
Total Corporate Bonds (Cost $26,796,417)			26,679,474
Foreign Government Obligations | 57.3%
Angola | 2.3%
Republic of Angola, 9.500%, 11/12/25	USD	3,540	3,991,350
Argentina | 7.7%
Provincia de Buenos Aires, 7.875%, 06/15/27	USD	150	153,375
Republic of Argentina:
6.875%, 01/26/27	USD	920	938,400
5.875%, 01/11/28	USD	3,110	2,926,510
7.625%, 04/22/46	USD	1,205	1,191,745
6.875%, 01/11/48	USD	2,235	2,033,850
Description	Security Currency	Principal Amount (000)	Fair Value
7.125%, 06/28/2117 (#)	USD	3,005	$2,761,595
7.125%, 06/28/2117	USD	3,715	3,414,085
			13,419,560
Brazil | 4.1%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	15,530	4,492,927
Brazil NTN-B:
6.000%, 05/15/35	BRL	500	512,231
6.000%, 08/15/50	BRL	1,210	1,259,559
Brazil NTN-F:
10.000%, 01/01/21	BRL	2,500	793,781
10.000%, 01/01/27	BRL	645	200,666
			7,259,164
Congo | 1.6%
Republic of Congo, 6.000%, 06/30/29 (Ø)	USD	3,497	2,797,256
Costa Rica | 1.0%
Republic of Costa Rica, 7.158%, 03/12/45	USD	1,610	1,690,500
Dominican Republic | 1.8%
Dominican Republic Bonds:
7.450%, 04/30/44	USD	230	261,625
6.850%, 01/27/45	USD	725	781,188
6.500%, 02/15/48 (#)	USD	2,055	2,134,631
			3,177,444
Egypt | 4.6%
Arab Republic of Egypt:
6.588%, 02/21/28 (#)	USD	1,065	1,080,975
8.500%, 01/31/47 (#)	USD	745	830,675
8.500%, 01/31/47	USD	1,095	1,220,925
7.903%, 02/21/48 (#)	USD	2,240	2,357,600
Egypt Treasury Bills:
0.000%, 07/10/18	EGP	1,300	69,883
0.000%, 07/24/18	EGP	22,400	1,196,295
0.000%, 01/08/19	EGP	11,300	566,198
0.000%, 02/05/19	EGP	14,100	699,314
			8,021,865
El Salvador | 1.3%
Republic of El Salvador:
7.375%, 12/01/19	USD	420	438,900
5.875%, 01/30/25	USD	610	599,325
7.650%, 06/15/35	USD	1,125	1,185,469
			2,223,694
Ghana | 1.2%
Ghana Government Bonds:
22.490%, 04/23/18	GHS	160	36,305
23.470%, 05/21/18	GHS	420	95,825
19.040%, 09/24/18	GHS	50	11,461
24.500%, 04/22/19	GHS	730	178,014
24.500%, 05/27/19	GHS	150	36,803

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
24.000%, 09/09/19	GHS	750	$185,656
Ghana Treasury Notes:
23.000%, 11/12/18	GHS	1,450	340,186
22.500%, 12/10/18	GHS	1,670	392,286
21.000%, 01/07/19	GHS	3,300	770,298
			2,046,834
Jordan | 0.7%
Kingdom of Jordan:
7.375%, 10/10/47	USD	445	450,563
7.375%, 10/10/47 (#)	USD	720	729,000
			1,179,563
Kenya | 1.5%
Republic of Kenya, 8.250%, 02/28/48 (#)	USD	2,465	2,640,631
Lebanon | 4.1%
Lebanese Republic:
5.450%, 11/28/19	USD	135	134,156
6.375%, 03/09/20	USD	101	101,505
6.150%, 06/19/20	USD	114	113,814
8.250%, 04/12/21	USD	356	375,135
6.100%, 10/04/22	USD	495	486,956
6.000%, 01/27/23	USD	460	449,650
6.650%, 04/22/24	USD	374	371,195
6.250%, 11/04/24	USD	166	160,190
6.200%, 02/26/25	USD	240	229,200
6.600%, 11/27/26	USD	672	645,120
6.850%, 03/23/27	USD	990	957,825
6.650%, 11/03/28	USD	1,742	1,633,125
6.650%, 02/26/30	USD	1,330	1,230,250
7.000%, 03/23/32	USD	195	182,813
7.250%, 03/23/37	USD	195	183,788
			7,254,722
Mozambique | 2.2%
Mozambique International Bonds, 10.500%, 01/18/23	USD	4,778	3,828,372
Nigeria | 2.2%
Nigeria Treasury Bills:
0.000%, 10/04/18	NGN	51,840	132,871
0.000%, 11/01/18	NGN	86,450	219,038
0.000%, 01/03/19	NGN	173,680	431,599
0.000%, 01/17/19	NGN	144,830	357,858
0.000%, 01/31/19	NGN	98,000	240,764
Republic of Nigeria:
7.625%, 11/28/47	USD	320	332,000
7.625%, 11/28/47 (#)	USD	2,120	2,199,500
			3,913,630
Russia | 7.0%
Russia Government Bonds - OFZ, 7.750%, 09/16/26	RUB	669,420	12,340,465
Description	Security Currency	Principal Amount (000)	Fair Value
South Africa | 9.5%
Republic of South Africa:
7.750%, 02/28/23	ZAR	75,540	$6,480,779
10.500%, 12/21/26	ZAR	55,850	5,453,689
8.250%, 03/31/32	ZAR	30,730	2,531,985
8.500%, 01/31/37	ZAR	3,700	304,265
8.750%, 02/28/48	ZAR	22,970	1,918,733
			16,689,451
Ukraine | 2.1%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	265	275,335
7.750%, 09/01/20	USD	1,295	1,359,750
7.750%, 09/01/23	USD	790	818,440
7.750%, 09/01/27	USD	350	359,275
7.375%, 09/25/32 (#)	USD	270	261,090
7.375%, 09/25/32	USD	690	667,230
			3,741,120
Uruguay | 0.5%
Uruguay Treasury Bills: 0.000%, 06/01/18	UYU	2,570	89,275
0.000%, 09/21/18	UYU	3,460	116,756
0.000%, 01/11/19	UYU	12,890	422,201
0.000%, 02/08/19	UYU	3,400	110,481
0.000%, 03/08/19	UYU	3,880	125,205
			863,918
Venezuela | 0.9%
Republic of Venezuela:
12.750%, 08/23/22 (П)	USD	294	98,490
9.000%, 05/07/23 (П)	USD	321	94,695
8.250%, 10/13/24	USD	651	192,045
7.650%, 04/21/25 (П)	USD	973	287,035
11.750%, 10/21/26 (П)	USD	295	98,825
9.250%, 09/15/27	USD	310	99,975
9.250%, 05/07/28 (П)	USD	604	178,180
11.950%, 08/05/31 (П)	USD	296	99,160
9.375%, 01/13/34 (П)	USD	483	166,635
7.000%, 03/31/38	USD	699	212,321
			1,527,361
Zambia | 1.0%
Republic of Zambia:
8.500%, 04/14/24	USD	580	607,550
8.970%, 07/30/27	USD	1,130	1,193,562
			1,801,112
Total Foreign Government Obligations (Cost $98,714,662)			100,408,012
Quasi Government Bonds | 3.8%
Argentina | 1.9%
Letras Banco Cent Argentina, 0.000%, 05/16/18	ARS	67,630	3,219,241

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Brazil | 0.7%
Cemig Geracao e Transmissao SA, 9.250%, 12/05/24 (#)	USD	1,175	$1,260,188
Russia | 0.4%
VTB Bank PJSC Via VTB Eurasia DAC, 9.500%, 12/06/22 (§), (Ø), (¶)	USD	550	605,579
Ukraine | 0.5%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	830	875,235
Venezuela | 0.3%
Petroleos de Venezuela SA:
6.000%, 05/16/24 (П)	USD	575	154,530
6.000%, 11/15/26 (П)	USD	575	153,956
5.375%, 04/12/27 (П)	USD	560	154,840
5.500%, 04/12/37 (П)	USD	470	128,075
			591,401
Total Quasi Government Bonds (Cost $6,731,958)			6,551,644
US Treasury Securities | 12.1%
US Treasury Bills:
0.000%, 04/05/18	USD	10,000	9,998,645
0.000%, 04/19/18	USD	3,620	3,617,271
0.000%, 04/26/18	USD	7,600	7,591,936
Total US Treasury Securities (Cost $21,207,509)			21,207,852

Description	Shares	Fair Value
Short-Term Investments | 14.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $25,521,253)	25,521,253	$25,521,253

Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
Purchased Options | 0.3%
Call
USD vs INR Apr 18 65.7, Expires 04/05/18	GSC	$12,950	129,500	$5,180
Put
EUR vs HUF Sep 18 308, Expires 09/28/18	JPMS	5,900	59,000	42,106
EUR vs PLN Jul 18 4.2, Expires 07/30/18	BRC	5,788	57,880	46,292
EUR vs PLN Jul 18 4.2, Expires 07/30/18	HSB	2,529	25,290	20,227
EUR vs PLN Jul 18 4.2, Expires 07/30/18	JPMS	1,024	10,240	8,190
Description	Counterparty	Notional Amount (000s)	Number of Contracts	Fair Value
EUR vs PLN Sep 17 4.2, Expires 09/28/18	JPMS	$6,976	69,760	$69,527
USD vs BRL Apr 18 3.1, Expires 04/13/18	JPMS	12,530	125,300	2,506
USD vs BRL Apr 18 3.15, Expires 04/02/18	JPMS	10,680	106,800	0
USD vs EUR Apr 18 1.25, Expires 04/19/18	JPMS	9,550	95,500	16,235
USD vs EUR Jun 18 1.24, Expires 06/21/18	JPMS	8,540	85,400	107,604
USD vs MXN Apr 18 18.25, Expires 04/12/18	JPMS	20,920	209,200	190,372
Total Purchased Options (Cost $1,165,688)				508,239
Total Investments | 103.3% (Cost $180,137,487) (¤)				$180,876,474
Liabilities in Excess of Cash and Other Assets | (3.3)%				(5,709,676)
Net Assets | 100.0%				$175,166,798

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	797,606	USD	240,885	SCB	06/04/18	$—	$497
BRL	1,429,750	USD	430,000	UBS	06/04/18	907	—
CZK	52,032,610	USD	2,450,000	BRC	04/05/18	70,581	—
CZK	8,950,789	USD	439,432	BRC	06/20/18	—	4,076
CZK	8,950,789	USD	439,497	CIT	06/20/18	—	4,141
CZK	8,950,789	USD	439,497	JPM	06/20/18	—	4,141
CZK	8,950,789	USD	439,540	SCB	06/20/18	—	4,184
HUF	97,609,144	USD	387,892	BOA	06/20/18	—	1,456
HUF	97,609,144	USD	387,877	BRC	06/20/18	—	1,441
HUF	97,609,143	USD	388,108	JPM	06/20/18	—	1,672
HUF	97,609,144	USD	388,224	SCB	06/20/18	—	1,788
HUF	97,609,144	USD	388,093	UBS	06/20/18	—	1,657
IDR	21,966,640,509	USD	1,591,209	BRC	06/05/18	—	4,131
IDR	25,702,762,702	USD	1,863,599	BRC	06/05/18	—	6,588
IDR	22,681,076,510	USD	1,644,390	CIT	05/21/18	—	3,483
IDR	21,966,640,509	USD	1,592,940	CIT	06/05/18	—	5,862
IDR	22,681,076,510	USD	1,644,510	JPM	05/21/18	—	3,603
IDR	21,966,640,509	USD	1,591,786	JPM	06/05/18	—	4,707
IDR	25,702,762,702	USD	1,863,464	JPM	06/05/18	—	6,453
IDR	22,681,076,510	USD	1,643,914	SCB	05/21/18	—	3,007
IDR	21,966,640,509	USD	1,592,247	SCB	06/05/18	—	5,169
IDR	22,681,076,511	USD	1,643,556	UBS	05/21/18	—	2,649
INR	288,330,450	USD	4,506,043	CIT	04/09/18	—	88,172
INR	125,355,927	USD	1,958,962	SCB	04/09/18	—	38,227
INR	288,330,450	USD	4,505,515	SCB	04/09/18	—	87,643
INR	125,355,927	USD	1,957,998	UBS	04/09/18	—	37,263
PEN	7,782,526	USD	2,374,821	BOA	04/16/18	36,428	—
PEN	7,782,526	USD	2,373,952	BRC	04/16/18	37,297	—
PEN	7,782,526	USD	2,374,169	HSB	04/16/18	37,080	—
PEN	7,782,526	USD	2,374,097	SCB	04/16/18	37,152	—
PEN	7,782,526	USD	2,374,531	UBS	04/16/18	36,718	—
PLN	3,922,371	USD	1,141,651	BOA	05/18/18	4,979	—
PLN	3,922,371	USD	1,141,499	BRC	05/18/18	5,131	—
PLN	3,922,371	USD	1,141,153	CIT	05/18/18	5,477	—
PLN	3,922,371	USD	1,141,120	SCB	05/18/18	5,510	—
PLN	3,922,371	USD	1,141,668	UBS	05/18/18	4,962	—
RUB	59,996,394	USD	1,040,000	BRC	04/16/18	5,736	—
SGD	104,091	USD	79,600	BRC	04/30/18	—	162
SGD	416,682	USD	318,570	BRC	04/30/18	—	577
SGD	417,785	USD	318,570	BRC	04/30/18	266	—
SGD	943,362	USD	720,005	BRC	04/30/18	—	72
SGD	94,103	USD	71,958	CIT	04/30/18	—	143
SGD	530,773	USD	405,900	CIT	04/30/18	—	837
SGD	208,891	USD	159,290	JPM	04/30/18	127	—
SGD	312,528	USD	239,000	JPM	04/30/18	—	492
SGD	416,352	USD	318,570	JPM	04/30/18	—	828

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SGD	608,433	USD	463,772	JPM	04/30/18	$558	$—
SGD	416,291	USD	318,570	SCB	04/30/18	—	875
SGD	416,894	USD	318,600	SCB	04/30/18	—	444
SGD	626,470	USD	477,860	SCB	04/30/18	234	—
SGD	640,732	USD	489,165	UBS	04/30/18	—	186
SGD	728,998	USD	557,500	UBS	04/30/18	—	1,161
SGD	937,002	USD	716,790	UBS	04/30/18	—	1,711
SGD	939,403	USD	716,790	UBS	04/30/18	122	—
THB	79,768,715	USD	2,562,356	BRC	04/20/18	—	9,985
THB	46,003,084	USD	1,477,583	JPM	04/20/18	—	5,616
THB	91,207,207	USD	2,930,060	SCB	04/20/18	—	11,689
USD	437,638	CZK	8,950,789	BRC	04/05/18	4,041	—
USD	190,000	CZK	3,926,354	CIT	04/05/18	—	202
USD	310,000	CZK	6,353,416	CIT	04/05/18	2,226	—
USD	437,691	CZK	8,950,789	CIT	04/05/18	4,094	—
USD	437,691	CZK	8,950,789	JPM	04/05/18	4,094	—
USD	290,000	CZK	5,949,684	SCB	04/05/18	1,783	—
USD	437,691	CZK	8,950,789	SCB	04/05/18	4,094	—
USD	190,000	HUF	47,755,854	JPM	06/20/18	934	—
USD	1,220,000	IDR	16,897,000,000	UBS	06/05/18	—	799
USD	1,220,000	MXN	23,026,622	JPM	04/16/18	—	44,082
USD	430,000	MXN	8,027,154	SCB	04/16/18	—	10,663
USD	428,617	MXN	7,850,725	UBS	04/16/18	—	2,360
USD	740,000	PEN	2,412,770	BOA	04/16/18	—	7,545
USD	593,333	PEN	1,927,740	BRC	04/16/18	—	3,936
USD	593,333	PEN	1,928,333	BRC	04/16/18	—	4,119
USD	593,333	PEN	1,923,883	BRC	04/16/18	—	2,741
USD	656,670	PEN	2,145,668	BRC	04/16/18	—	8,120
USD	980,000	PEN	3,198,720	BRC	04/16/18	—	11,055
USD	1,580,000	PEN	5,146,060	BRC	04/16/18	—	14,396
USD	503,330	PEN	1,643,726	CIT	04/16/18	—	5,943
USD	366,899	PEN	1,191,687	JPM	04/16/18	—	2,320
USD	490,000	PEN	1,604,015	SCB	04/16/18	—	6,970
USD	503,101	PEN	1,631,306	SCB	04/16/18	—	2,324
USD	510,000	PLN	1,746,831	SCB	05/18/18	—	652
USD	247,226	RUB	14,211,815	BOA	06/19/18	1,263	—
USD	362,939	RUB	20,935,212	BRC	04/16/18	—	1,961
USD	247,192	RUB	14,211,815	BRC	06/19/18	1,229	—
USD	599,834	RUB	34,636,771	BRC	06/19/18	377	—
USD	600,114	RUB	34,636,771	BRC	06/19/18	656	—
USD	4,701,064	RUB	269,830,000	JPM	04/16/18	—	2,065
USD	1,740,000	RUB	100,789,500	SCB	05/18/18	—	10,519
USD	247,063	RUB	14,211,815	SCB	06/19/18	1,100	—
USD	247,141	RUB	14,211,815	UBS	06/19/18	1,177	—
USD	107,460	THB	3,341,582	BRC	04/20/18	539	—
USD	239,902	THB	7,468,517	BRC	04/20/18	931	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	273,013	THB	8,505,713	BRC	04/20/18	$854	$—
USD	852,447	THB	26,628,734	BRC	04/20/18	403	—
USD	571,454	THB	17,785,368	JPM	04/20/18	2,373	—
USD	636,063	THB	19,869,223	JPM	04/20/18	305	—
USD	851,428	THB	26,492,602	JPM	04/20/18	3,740	—
USD	959,110	THB	29,941,975	JPM	04/20/18	1,052	—
USD	183,990	THB	5,749,862	SCB	04/20/18	10	—
USD	440,377	THB	13,739,771	SCB	04/20/18	744	—
USD	713,612	THB	22,229,014	SCB	04/20/18	2,347	—
USD	861,144	THB	26,806,969	SCB	04/20/18	3,397	—
USD	727,930	ZAR	8,789,022	BOA	04/20/18	—	12,757
USD	2,888,631	ZAR	35,156,087	BOA	04/20/18	—	74,116
USD	642,420	ZAR	7,688,543	BOA	05/18/18	—	3,061
USD	729,467	ZAR	8,789,022	BRC	04/20/18	—	11,220
USD	883,754	ZAR	10,481,236	JPM	05/18/18	3,816	—
USD	727,930	ZAR	8,789,022	SCB	04/20/18	—	12,757
USD	1,430,000	ZAR	16,823,521	SCB	04/20/18	12,213	—
USD	2,888,631	ZAR	35,156,087	SCB	04/20/18	—	74,116
USD	728,461	ZAR	8,789,020	UBS	04/20/18	—	12,225
USD	1,106,113	ZAR	13,379,611	UBS	04/20/18	—	21,442
USD	2,889,225	ZAR	35,156,087	UBS	04/20/18	—	73,523
UYU	18,226,760	USD	620,380	CIT	08/07/18	7,557	—
ZAR	10,481,499	USD	870,000	JPM	05/18/18	9,960	—
ZAR	23,349,678	USD	1,960,905	SCB	04/20/18	6,868	—
ZAR	37,657,406	USD	3,130,000	SCB	04/20/18	43,544	—
ZAR	23,349,678	USD	1,959,951	UBS	04/20/18	7,822	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$424,808	$794,777

Written Options open at March 31, 2018:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
USD vs INR Apr 18 63.1	GSC	129,500	$63.10	04/05/18	$12,950,000	$46,534	$—

Credit Default Swap Agreements open at March 31, 2018:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
MEX USD SR 4Y	BRC	$2,290,000	12/20/22	Sell	(1.000)%	Quarterly	BBB+	$(3,223)	$2,542	$—	$5,765
MEX USD SR 5Y	BRC	21,760,000	06/20/23	Buy	(1.000)	Quarterly	BBB+	82,785	194,569	—	111,784
Total Credit Default Swap Agreements								$79,562	$197,111	$—	$117,549

Lazard Explorer Total Return Portfolio (concluded)

Interest Rate Swap Agreements open at March 31, 2018:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	JPM	$25,387,816	01/02/20	(8.75)%	Maturity	Brazil Cetip Interbank Deposit Rate	$—	$178
BRL	JPM	8,349,799	01/04/21	9.16	Maturity	Brazil Cetip Interbank Deposit Rate	—	18,981
BRL	JPM	50,707,958	01/04/21	10.48	Maturity	Brazil Cetip Interbank Deposit Rate	132,098	—
BRL	JPM	14,473,634	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	21	—
BRL	JPM	13,554,920	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	35,198	—
BRL	JPM	24,375,959	01/04/21	10.81	Maturity	Brazil Cetip Interbank Deposit Rate	83,838	—
BRL	JPM	25,351,856	01/04/21	11.05	Maturity	Brazil Cetip Interbank Deposit Rate	107,668	—
Total gross unrealized appreciation/depreciation on Interest Rate Swap Agreements							$358,823	$19,159

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 35.5%
Argentina | 1.0%
Argentina Treasury Bills, 0.000%, 06/15/18	ARS	1,390	$64,449
Brazil | 5.9%
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/18	BRL	800	238,604
Brazil NTN-F, 10.000%, 01/01/21	BRL	420	136,467
			375,071
Dominican Republic | 0.9%
Dominican Republic Bonds, 10.500%, 04/07/23 (#)	DOP	2,600	54,730
Egypt | 7.8%
Egypt Treasury Bills:
0.000%, 06/26/18	EGP	1,475	80,247
0.000%, 08/21/18	EGP	7,900	416,557
			496,804
Indonesia | 2.1%
Indonesia Government Bonds, 8.250%, 07/15/21	IDR	1,684,000	129,992
Malaysia | 5.2%
Malaysia Government Bonds, 3.654%, 10/31/19	MYR	1,260	327,292
Mexico | 6.0%
Mexican Bonos:
6.500%, 06/10/21	MXN	5,970	321,470
5.750%, 03/05/26	MXN	1,180	58,986
			380,456
Romania | 1.7%
Romania Government Bonds:
5.850%, 04/26/23	RON	180	51,337
5.800%, 07/26/27	RON	200	57,879
			109,216
Russia | 1.1%
Russia Government Bonds - OFZ, 7.050%, 01/19/28	RUB	4,000	70,339
South Africa | 1.0%
Republic of South Africa, 6.750%, 03/31/21	ZAR	730	61,237
Turkey | 2.8%
Turkey Government Bonds:
10.400%, 03/27/19	TRY	340	83,550
Description	Security Currency	Principal Amount (000)	Fair Value
2.000%, 10/26/22	TRY	402	$96,996
			180,546
Total Foreign Government Obligations (Cost $2,267,601)			2,250,132
Supranational Bonds | 3.1%
European Investment Bank, 7.200%, 07/09/19 (#) (Cost $206,936)	IDR	2,700,000	198,095
US Treasury Securities | 53.5%
US Treasury Notes:
0.750%, 04/15/18	USD	300	299,911
0.750%, 04/30/18	USD	300	299,804
1.000%, 05/15/18	USD	300	299,759
0.875%, 05/31/18	USD	300	299,593
1.125%, 06/15/18	USD	275	274,637
0.625%, 06/30/18	USD	275	274,200
0.875%, 07/15/18	USD	250	249,322
0.750%, 07/31/18	USD	300	298,934
1.500%, 08/31/18	USD	300	299,498
1.000%, 09/15/18	USD	250	249,014
1.375%, 09/30/18	USD	250	249,305
0.875%, 10/15/18	USD	300	298,231
Total US Treasury Securities (Cost $3,393,296)			3,392,208

Description	Shares	Fair Value
Short-Term Investments | 8.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $531,167)	531,167	531,167
Total Investments | 100.5% (Cost $6,399,000) (¤)		$6,371,602
Liabilities in Excess of Cash and Other Assets | (0.5)%		(29,079)
Net Assets | 100.0%		$6,342,523

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	718,410	USD	33,000	CIT	08/21/18	$168	$—
ARS	1,276,200	USD	60,000	HSB	06/15/18	1,031	—
ARS	1,684,280	USD	82,000	SCB	04/27/18	651	—
BRL	58,721	USD	18,000	CIT	04/09/18	—	222
BRL	630,000	USD	186,994	CIT	10/16/18	616	—
BRL	94,888	USD	29,000	HSB	04/20/18	—	299
CLP	36,061,200	USD	60,000	HSB	04/20/18	—	281
CNY	76,182	USD	12,000	CIT	05/09/18	117	—
CNY	4,413,753	USD	697,000	HSB	05/09/18	5,006	—
COP	308,674,800	USD	108,000	CIT	05/29/18	2,302	—
COP	74,197,500	USD	26,000	SCB	05/09/18	538	—
CZK	2,581,680	USD	126,129	CIT	04/26/18	—	937
CZK	1,992,453	USD	97,000	JPM	04/26/18	—	381
DOP	1,570,240	USD	32,000	CIT	04/20/18	—	312
EGP	3,174,500	USD	179,916	CIT	04/02/18	146	—
EUR	102,655	USD	128,263	CIT	05/25/18	—	1,491
GHS	142,290	USD	31,000	CIT	05/07/18	720	—
GHS	149,420	USD	31,000	SCB	07/09/18	1,504	—
HUF	36,127,800	USD	144,000	JPM	04/27/18	—	1,486
IDR	874,755,000	USD	63,000	CIT	01/07/19	—	825
IDR	3,173,760,000	USD	228,000	HSB	04/26/18	2,897	—
INR	4,183,680	USD	64,000	CIT	05/08/18	57	—
INR	10,181,120	USD	156,320	HSB	04/09/18	6	—
INR	20,134,764	USD	312,000	SCB	04/20/18	—	3,016
KRW	579,571,440	USD	542,000	SCB	04/12/18	3,660	—
KZT	10,304,640	USD	32,000	SCB	05/25/18	32	—
MXN	2,314,401	USD	122,000	SCB	05/23/18	4,322	—
NGN	8,395,000	USD	23,000	CIT	06/19/18	1,197	—
NGN	23,625,000	USD	63,000	HSB	12/27/18	1,809	—
NGN	7,049,000	USD	19,000	JPM	09/19/18	821	—
NGN	8,360,500	USD	23,000	SCB	05/21/18	1,327	—
NGN	23,420,500	USD	62,000	SCB	12/27/18	2,248	—
PEN	173,284	USD	53,000	HSB	05/18/18	632	—
PHP	3,247,200	USD	64,000	JPM	04/12/18	—	1,839
PHP	1,460,435	USD	27,868	SCB	04/12/18	89	—
PLN	977,270	USD	288,000	JPM	04/16/18	—	2,485
PLN	241,713	USD	71,000	SCB	04/30/18	—	362
RUB	23,468,829	USD	409,000	SCB	05/16/18	—	1,586
SGD	500,661	USD	380,575	HSB	04/13/18	1,364	—
SGD	92,776	USD	71,000	SCB	05/31/18	—	151
THB	10,147,565	USD	326,000	SCB	05/16/18	—	1,022
TRY	394,540	USD	91,000	SCB	11/13/18	2,408	—
TWD	1,022,000	USD	35,000	SCB	04/12/18	128	—
USD	63,000	AUD	82,251	SCB	06/04/18	—	178
USD	226,000	BRL	750,071	HSB	10/16/18	2,633	—

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	65,000	CNY	416,780	HSB	05/09/18	$—	$1,289
USD	65,000	COP	180,895,000	CIT	04/12/18	267	—
USD	175,000	EGP	3,174,500	CIT	04/02/18	—	5,062
USD	185,000	EGP	3,379,710	CIT	08/29/18	—	240
USD	127,000	EUR	102,655	CIT	05/25/18	228	—
USD	21,000	IDR	290,199,000	SCB	04/06/18	—	104
USD	60,000	IDR	831,360,000	SCB	04/06/18	—	458
USD	231,239	IDR	3,173,760,000	SCB	04/26/18	342	—
USD	64,000	JPY	6,743,104	HSB	05/29/18	405	—
USD	59,911	RON	225,668	CIT	03/15/19	358	—
USD	4,000	TRY	15,369	CIT	04/05/18	108	—
USD	30,000	TRY	116,130	SCB	04/05/18	591	—
USD	31,037	UYU	902,720	HSB	04/18/18	—	711
UYU	902,720	USD	31,000	JPM	04/18/18	749	—
ZAR	768,594	USD	65,083	SCB	05/16/18	—	539
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$41,477	$25,276

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 95.6%
Aerospace & Defense | 1.1%
Bombardier, Inc., 7.750%, 03/15/20 (#)	$975	$1,042,031
KLX, Inc., 5.875%, 12/01/22 (#)	1,400	1,442,420
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,368,500
		3,852,951
Auto Components | 2.4%
Dana, Inc., 5.500%, 12/15/24	1,800	1,827,000
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,845,594
Tenneco, Inc., 5.000%, 07/15/26	2,400	2,328,720
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,800	1,811,250
5.000%, 05/31/26	250	243,125
		8,055,689
Automobiles | 1.0%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,300	2,357,500
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	941,250
		3,298,750
Building Products | 1.1%
Griffon Corp., 5.250%, 03/01/22	1,800	1,807,290
USG Corp., 4.875%, 06/01/27 (#)	1,900	1,919,000
		3,726,290
Capital Markets | 1.0%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,530,000
MPT Operating Partnership LP, 6.375%, 03/01/24	1,810	1,900,536
		3,430,536
Chemicals | 3.3%
CF Industries, Inc., 3.450%, 06/01/23	1,975	1,896,000
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,630,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	913,370
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,800	1,811,250
Description	Principal Amount (000)	Fair Value
Platform Specialty Products Corp., 6.500%, 02/01/22 (#)	$1,700	$1,727,625
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,456,875
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,740,375
		11,175,495
Commercial Services & Supplies | 3.9%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,809,000
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,500	2,519,500
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,805,000
Avis Budget Car Rental LLC, 5.125%, 06/01/22 (#)	1,600	1,600,080
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,791,000
Multi-Color Corp., 4.875%, 11/01/25 (#)	2,000	1,870,000
The ADT Corp.:
6.250%, 10/15/21	1,400	1,459,500
4.125%, 06/15/23	500	470,000
		13,324,080
Communications Equipment | 0.9%
CommScope, Inc., 5.000%, 06/15/21 (#)	1,500	1,520,625
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,734,775
		3,255,400
Construction Materials | 1.0%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,707,200
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,771,875
		3,479,075
Containers & Packaging | 4.2%
Ball Corp., 4.000%, 11/15/23	2,400	2,340,000
Cascades, Inc., 5.500%, 07/15/22 (#)	1,500	1,509,375
Crown Americas LLC:
4.500%, 01/15/23	1,800	1,786,500
4.250%, 09/30/26	500	462,500
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	2,392	2,415,203
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,454	1,471,832
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,717,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Silgan Holdings, Inc., 5.000%, 04/01/20	$826	$826,330
Smurfit Kappa Acquisitions ULC, 4.875%, 09/15/18 (#)	1,050	1,051,838
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	901,875
		14,482,453
Diversified Consumer Services | 1.1%
Service Corp. International, 4.625%, 12/15/27	2,000	1,930,000
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,741,500
		3,671,500
Diversified Financial Services | 1.7%
Altice US Finance I Corp., 5.500%, 05/15/26 (#)	1,000	975,000
Herc Rentals, Inc., 7.750%, 06/01/24 (#)	1,359	1,471,117
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,714,960
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,766,250
		5,927,327
Diversified Telecommunication Services | 3.6%
CenturyLink, Inc., Series V, 5.625%, 04/01/20	1,800	1,813,500
CyrusOne LP, 5.000%, 03/15/24	2,300	2,302,875
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,515,300
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,391	2,343,180
SBA Communications Corp., 4.875%, 09/01/24	2,300	2,256,875
Zayo Group LLC, 5.750%, 01/15/27 (#)	2,250	2,196,562
		12,428,292
Energy Equipment & Services | 1.3%
Precision Drilling Corp., 5.250%, 11/15/24	1,500	1,406,250
Transocean, Inc., 9.000%, 07/15/23 (#)	1,750	1,861,563
Weatherford International, Ltd., 8.250%, 06/15/23	1,250	1,087,500
		4,355,313
Description	Principal Amount (000)	Fair Value
Equity Real Estate Investment Trusts (REITs) | 3.5%
Equinix, Inc., 5.375%, 05/15/27	$2,700	$2,740,500
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,300	2,237,440
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,757,137
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,719,000
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,779,437
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,636,250
		11,869,764
Food & Staples Retailing | 1.5%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,568,438
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,749,475
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,814,025
		5,131,938
Food Products | 2.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,488,750
Darling Ingredients, Inc., 5.375%, 01/15/22	850	864,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,300	2,279,875
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,710,000
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,494,375
		7,837,875
Gas Utilities | 1.2%
AmeriGas Partners LP, 5.625%, 05/20/24	1,800	1,788,750
Ferrellgas LP, 6.500%, 05/01/21	500	478,750
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,732,500
		4,000,000
Health Care Equipment & Supplies | 1.2%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (#)	1,800	1,863,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Hologic, Inc., 4.625%, 02/01/28 (#)	$2,300	$2,208,000
		4,071,000
Health Care Providers & Services | 4.0%
Centene Corp.:
6.125%, 02/15/24	1,750	1,821,225
4.750%, 01/15/25	500	487,500
DaVita, Inc., 5.125%, 07/15/24	1,800	1,757,250
Encompass Health Corp., 5.125%, 03/15/23	1,801	1,823,512
HCA, Inc., 6.500%, 02/15/20	1,600	1,678,000
LifePoint Health, Inc.:
5.500%, 12/01/21	1,400	1,414,000
5.875%, 12/01/23	900	908,730
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,678,750
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	705,250
4.375%, 10/01/21	1,250	1,228,125
		13,502,342
Hotels, Restaurants & Leisure | 8.7%
1011778 BC ULC, 4.625%, 01/15/22 (#)	1,800	1,804,500
Boyd Gaming Corp.:
6.875%, 05/15/23	1,700	1,793,500
6.375%, 04/01/26	750	785,228
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,960,000
Cedar Fair LP, 5.375%, 04/15/27 (#)	1,800	1,782,000
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,777,140
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,629,600
GLP Capital LP, 4.875%, 11/01/20	1,500	1,527,225
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,634,165
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,315	2,312,106
International Game Technology PLC:
5.625%, 02/15/20 (#)	250	256,250
6.250%, 02/15/22 (#)	1,450	1,518,875
KFC Holding Co., 5.250%, 06/01/26 (#)	2,900	2,889,125
MGM Resorts International:
6.625%, 12/15/21	1,000	1,078,750
4.625%, 09/01/26	800	764,000
Description	Principal Amount (000)	Fair Value
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	$2,150	$2,093,562
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,615,000
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,300	2,311,500
		29,532,526
Household Durables | 0.5%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,755,775
Household Products | 1.0%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,763,125
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,836,000
		3,599,125
Independent Power & Renewable Electricity Producers | 1.4%
AES Corp., 5.125%, 09/01/27	2,000	2,035,000
Calpine Corp., 6.000%, 01/15/22 (#)	1,500	1,538,100
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,250	1,178,125
		4,751,225
Internet & Direct Marketing Retail | 0.5%
Netflix, Inc., 5.375%, 02/01/21	1,550	1,606,188
Internet Software & Services | 1.5%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,800	1,842,750
Travelport Corporate Finance PLC, 6.000%, 03/15/26 (#)	1,500	1,505,625
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,797,210
		5,145,585
IT Services | 0.6%
First Data Corp.:
5.375%, 08/15/23 (#)	1,600	1,628,000
5.000%, 01/15/24 (#)	500	500,000
		2,128,000
Machinery | 2.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,691,788
Amsted Industries, Inc., 5.000%, 03/15/22 (#)	1,700	1,704,250
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,780,625

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Terex Corp., 5.625%, 02/01/25 (#)	$1,790	$1,792,237
		6,968,900
Media | 12.2%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,511,250
Cable One, Inc., 5.750%, 06/15/22 (#)	1,750	1,785,000
CBS Radio, Inc., 7.250%, 11/01/24 (#)	1,500	1,528,125
CCO Holdings LLC:
5.250%, 03/15/21	1,950	1,964,625
5.125%, 05/01/27 (#)	500	474,700
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (#)	1,260	1,282,050
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,750	1,780,625
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,598,160
Lamar Media Corp., 5.750%, 02/01/26	1,026	1,063,193
LIN Television Corp., 5.875%, 11/15/22	1,750	1,800,312
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,800	1,755,000
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,505,625
Meredith Corp., 6.875%, 02/01/26 (#)	2,000	2,052,500
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,526,250
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,916,625
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	397,000
5.000%, 08/01/27 (#)	2,000	1,880,000
TEGNA, Inc., 6.375%, 10/15/23	1,900	1,973,530
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,674,000
Tribune Media Co., 5.875%, 07/15/22	1,800	1,824,750
Unitymedia Hessen GmbH & Co. KG, 5.000%, 01/15/25 (#)	1,700	1,729,750
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,300	2,144,750
Videotron, Ltd.:
5.000%, 07/15/22	1,808	1,835,120
5.125%, 04/15/27 (#)	500	490,000
Description	Principal Amount (000)	Fair Value
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (#)	$2,400	$2,310,000
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,850	1,836,125
		41,639,065
Metals & Mining | 3.8%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	2,300	2,461,000
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,900	1,946,115
ArcelorMittal, 5.750%, 03/01/21	1,400	1,471,750
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,700	2,652,750
Glencore Funding LLC, 4.625%, 04/29/24 (#)	2,000	2,046,600
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	476,250
5.000%, 12/15/26	1,800	1,800,000
		12,854,465
Multiline Retail | 1.2%
Dollar Tree, Inc., 5.750%, 03/01/23	2,250	2,351,790
J.C. Penney Corp., Inc., 5.875%, 07/01/23 (#)	1,800	1,723,500
		4,075,290
Oil, Gas & Consumable Fuels | 10.5%
Andeavor Logistics LP, 4.250%, 12/01/27	1,500	1,461,318
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,863,875
Cenovus Energy, Inc., 3.800%, 09/15/23	2,500	2,470,147
Cheniere Energy Partners LP, 5.250%, 10/01/25 (#)	1,250	1,232,813
Continental Resources, Inc., 4.500%, 04/15/23	2,500	2,528,125
Diamondback Energy, Inc., 4.750%, 11/01/24	1,800	1,779,750
Energy Transfer Equity LP:
7.500%, 10/15/20	1,250	1,346,094
5.875%, 01/15/24	750	774,375
Gulfport Energy Corp., 6.000%, 10/15/24	1,700	1,612,875
Holly Energy Partners LP, 6.000%, 08/01/24 (#)	2,340	2,386,800
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,563,750
Newfield Exploration Co., 5.625%, 07/01/24	1,900	2,004,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
ONEOK Partners LP, 5.000%, 09/15/23	$2,000	$2,108,862
PBF Holding Co. LLC, 7.000%, 11/15/23	900	931,500
Range Resources Corp., 5.000%, 08/15/22	1,700	1,644,750
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (#)	1,450	1,461,020
Southwestern Energy Co., 6.700%, 01/23/25	1,800	1,746,000
Sunoco LP, 5.500%, 02/15/26 (#)	2,000	1,930,000
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,260,937
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,813,500
Whiting Petroleum Corp., 5.750%, 03/15/21	900	908,982
WPX Energy, Inc., 6.000%, 01/15/22	900	924,750
		35,754,723
Personal Products | 0.4%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (#)	1,500	1,492,500
Pharmaceuticals | 0.8%
Endo Finance LLC, 5.750%, 01/15/22 (#)	1,600	1,312,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (#)	1,700	1,474,750
		2,786,750
Professional Services | 1.1%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,750	1,815,625
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,800	1,798,596
		3,614,221
Road & Rail | 0.4%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,521,000
Semiconductors & Semiconductor Equipment | 0.2%
Amkor Technology, Inc., 6.625%, 06/01/21	700	703,850
Software | 0.7%
Nuance Communications, Inc., 5.375%, 08/15/20 (#)	588	591,763
Description	Principal Amount (000)	Fair Value
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	$2,000	$1,975,000
		2,566,763
Specialty Retail | 1.1%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,926,914
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,768,500
		3,695,414
Technology Hardware, Storage & Peripherals | 1.6%
Dell International LLC, 7.125%, 06/15/24 (#)	1,775	1,894,812
NCR Corp., 4.625%, 02/15/21	1,568	1,560,160
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,859,214
		5,314,186
Textiles, Apparel & Luxury Goods | 0.5%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,712,813
Trading Companies & Distributors | 1.8%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,537,500
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,119,250
5.750%, 11/15/24	1,650	1,717,732
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,626,000
		6,000,482
Wireless Telecommunication Services | 1.8%
Inmarsat Finance PLC, 4.875%, 05/15/22 (#)	1,750	1,701,875
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,519,250
Sprint Corp., 7.125%, 06/15/24	500	487,500
T-Mobile USA, Inc., 6.500%, 01/15/26	2,300	2,443,750
		6,152,375
Total Corporate Bonds (Cost $329,179,257)		326,247,291

Description	Shares	Fair Value
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $8,377,479)	8,377,479	$8,377,479

Description	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Total Investments | 98.1% (Cost $337,556,736)	$334,624,770
Cash and Other Assets in Excess of Liabilities | 1.9%	6,471,364
Net Assets | 100.0%	$341,096,134

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 5.2%
Automobiles | 5.2%
GM Financial Automobile Leasing Trust, 2.610%, 01/20/21	$2,150	$2,143,330
GMF Floorplan Owner Revolving Trust, 1.650%, 05/15/20 (#)	2,250	2,247,741
World Omni Automobile Lease Securitization Trust, 2.830%, 07/15/21	750	749,904
Total Asset-Backed Securities (Cost $5,150,581)		5,140,975
Corporate Bonds | 50.8%
Banks | 15.5%
Bank of America Corp., 2.250%, 04/21/20	4,241	4,172,946
Citigroup, Inc.:
2.050%, 06/07/19	1,463	1,449,440
2.400%, 02/18/20	2,640	2,610,974
JPMorgan Chase & Co.:
6.300%, 04/23/19	950	985,621
4.400%, 07/22/20	2,725	2,807,938
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,391,852
		15,418,771
Biotechnology | 5.7%
AbbVie, Inc.:
1.800%, 05/14/18	2,375	2,373,268
2.500%, 05/14/20	1,050	1,036,287
Amgen, Inc., 5.700%, 02/01/19	2,203	2,256,279
		5,665,834
Capital Markets | 7.7%
Morgan Stanley, 5.500%, 01/26/20	3,700	3,861,271
The Goldman Sachs Group, Inc., 7.500%, 02/15/19	3,675	3,822,666
		7,683,937
Consumer Finance | 2.9%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,825	2,831,868
Electronic Equipment, Instruments & Components | 2.4%
Amphenol Corp.:
2.550%, 01/30/19	1,825	1,820,486
2.200%, 04/01/20	517	509,566
		2,330,052
Description	Principal Amount (000)	Fair Value
Food & Staples Retailing | 4.6%
CVS Health Corp., 1.900%, 07/20/18	$2,175	$2,170,435
The Kroger Co., 2.300%, 01/15/19	2,395	2,388,737
		4,559,172
Internet Software & Services | 1.1%
eBay, Inc., 3.250%, 10/15/20	1,129	1,131,912
IT Services | 1.9%
Fiserv, Inc., 2.700%, 06/01/20	1,935	1,922,468
Life Sciences Tools & Services | 2.0%
Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,960	1,952,962
Media | 2.2%
21st Century Fox America, Inc., 6.900%, 03/01/19	2,097	2,173,377
Oil, Gas & Consumable Fuels | 4.8%
Enterprise Products Operating LLC, 2.550%, 10/15/19	2,400	2,384,839
Valero Energy Corp., 6.125%, 02/01/20	2,250	2,374,275
		4,759,114
Total Corporate Bonds (Cost $50,894,778)		50,429,467
Municipal Bonds | 0.9%
Kentucky | 0.9%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18 (Cost $880,765)	881	880,818
US Government Securities | 16.7%
Mortgage-Backed Securities | 16.7%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.668%, 05/01/40 (§)	498	523,433
Pool# 1B8709, 3.273%, 08/01/34 (§)	1,100	1,146,573
Pool# 1H2577, 3.446%, 09/01/35 (§)	599	629,693
Pool# 848138, 3.494%, 07/01/38 (§)	641	674,265
Pool# 848514, 3.554%, 03/01/32 (§)	1,421	1,495,059
Pool# 848517, 3.399%, 12/01/34 (§)	900	948,942
Pool# 849414, 3.352%, 07/01/35 (§)	1,132	1,195,210
Pool# G13867, 5.000%, 06/01/25	266	278,447
Federal National Mortgage Association:
Pool# 725296, 3.547%, 03/01/34 (§)	569	594,809
Pool# 963058, 3.651%, 05/01/38 (§)	433	458,008
Pool# 995609, 3.583%, 04/01/35 (§)	610	643,089
Pool# AD0701, 3.371%, 02/01/37 (§)	700	731,168
Pool# AE0149, 3.408%, 12/01/36 (§)	621	654,059
Pool# AE0315, 4.500%, 02/01/21	20	19,773

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Pool# AE0887, 3.517%, 09/01/40 (§)	$242	$252,171
Pool# AL0345, 3.590%, 11/01/35 (§)	491	517,339
Pool# AL3232, 3.523%, 02/01/40 (§)	312	325,639
Pool# AL3260, 3.485%, 07/01/38 (§)	288	302,233
Pool# AL3739, 3.259%, 07/01/38 (§)	195	205,377
Pool# AL3746, 3.397%, 01/01/37 (§)	713	751,598
Pool# AL3941, 6.000%, 03/01/24	207	215,341
Pool# AL4118, 3.417%, 05/01/35 (§)	454	475,207
Pool# AL4545, 3.296%, 05/01/39 (§)	523	551,576
Pool# AL4660, 3.497%, 11/01/41 (§)	593	618,319
Pool# AL5574, 3.274%, 12/01/40 (§)	1,023	1,079,834
Pool# AL5642, 3.335%, 05/01/39 (§)	1,239	1,308,419
Total US Government Securities (Cost $16,639,227)		16,595,581
US Treasury Securities | 25.0%
US Treasury Notes:
1.625%, 12/31/19	255	252,189
1.625%, 07/31/20	24,890	24,486,833
Total US Treasury Securities (Cost $25,075,890)		24,739,022

Description	Shares	Fair Value
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $674,253)	674,253	$674,253
Total Investments | 99.3% (Cost $99,315,494)		$98,460,116
Cash and Other Assets in Excess of Liabilities | 0.7%		741,579
Net Assets | 100.0%		$99,201,695

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 31.6%
Australia | 1.8%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	50	$39,984
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	45	35,256
			75,240
Belgium | 1.2%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	50	49,600
Canada | 2.5%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	36,620
The Toronto-Dominion Bank, 2.250%, 11/05/19	USD	70	69,417
			106,037
France | 1.0%
Orange SA, 5.375%, 07/08/19	USD	40	41,244
Germany | 2.2%
BMW Finance NV, 3.375%, 12/14/18	GBP	30	42,742
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	50	50,858
			93,600
Netherlands | 0.8%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	45	34,275
United States | 22.1%
Alphabet, Inc., 3.625%, 05/19/21	USD	30	30,911
Amazon.com, Inc., 3.800%, 12/05/24	USD	60	61,492
Apple, Inc., 3.850%, 05/04/43	USD	67	65,915
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	25	24,280
Citigroup, Inc., 3.320% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	60	46,885
Constellation Brands, Inc., 4.250%, 05/01/23	USD	35	35,839
HCA, Inc., 6.500%, 02/15/20	USD	30	31,463
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	45	34,588
Description	Security Currency	Principal Amount (000)	Fair Value
John Deere Capital Corp., 2.300%, 09/16/19	USD	50	$49,710
Johnson & Johnson, 3.625%, 03/03/37	USD	45	44,731
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	55	57,171
Microsoft Corp., 4.450%, 11/03/45	USD	62	68,514
Morgan Stanley, 3.625%, 01/20/27	USD	50	48,909
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	44,545
NIKE, Inc., 2.375%, 11/01/26	USD	50	46,060
Sealed Air Corp., 4.875%, 12/01/22	USD	20	20,200
Starbucks Corp., 3.100%, 03/01/23	USD	25	25,048
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	45	33,681
3.625%, 01/22/23	USD	35	35,109
The Home Depot, Inc., 2.625%, 06/01/22	USD	55	54,162
United Parcel Service, Inc., 2.350%, 05/16/22	USD	25	24,386
United Rentals North America, Inc., 4.625%, 07/15/23	USD	20	20,350
Wells Fargo & Co., 3.100% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	45	35,035
			938,984
Total Corporate Bonds (Cost $1,357,703)			1,338,980
Foreign Government Obligations | 45.1%
Australia | 3.0%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	49	41,280
3.000%, 03/22/24	AUD	54	42,031
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	47	42,158
			125,469
Bahamas | 2.0%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	78	84,789
Bermuda | 2.5%
Government of Bermuda, 5.603%, 07/20/20	USD	100	105,750
Canada | 4.8%
City of Vancouver, 2.900%, 11/20/25	CAD	50	39,127

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Province of British Columbia, 4.700%, 06/18/37	CAD	45	$44,000
Province of Ontario:
2.450%, 06/29/22	USD	45	44,045
1.950%, 01/27/23	CAD	60	45,675
Province of Quebec, 1.650%, 03/03/22	CAD	40	30,364
			203,211
Cayman Islands | 2.5%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	100	105,204
Chile | 2.5%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/35	CLP	25,000	41,341
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	64,897
			106,238
Czech Republic | 1.6%
Czech Republic, 2.500%, 08/25/28	CZK	1,340	68,668
France | 2.1%
Government of France, 1.750%, 06/25/39	EUR	67	88,946
Hungary | 1.1%
Hungary Government Bonds, 5.500%, 06/24/25	HUF	9,470	46,072
Italy | 1.1%
Italy Buoni Poliennali Del Tesoro, 2.250%, 09/01/36	EUR	40	47,928
Mexico | 3.9%
Mexican Bonos, 6.500%, 06/09/22	MXN	1,850	99,081
United Mexican States, 6.750%, 02/06/24	GBP	38	65,776
			164,857
New Zealand | 2.1%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	50	39,779
4.500%, 04/15/27	NZD	65	49,893
			89,672
Norway | 3.2%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	133,672
Description	Security Currency	Principal Amount (000)	Fair Value
Philippines | 1.6%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	3,650	$69,818
Poland | 3.2%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (§)	PLN	150	44,113
2.500%, 07/25/26	PLN	330	92,861
			136,974
Romania | 3.2%
Romanian Government Bonds:
3.625%, 04/24/24	EUR	30	42,220
4.750%, 02/24/25	RON	340	92,398
			134,618
Singapore | 2.5%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	135	107,957
Spain | 1.1%
Spain Government Bonds, 1.600%, 04/30/25	EUR	35	45,916
United Kingdom | 1.1%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	36	48,108
Total Foreign Government Obligations (Cost $1,896,714)			1,913,867
Quasi Government Bonds | 0.3%
Canada | 0.3%
Export Development Canada, 1.800%, 09/01/22 (Cost $11,964)	CAD	15	11,467
Supranational Bonds | 8.8%
African Development Bank, 2.375%, 09/23/21	USD	50	49,497
Asian Development Bank:
1.000%, 12/15/22	GBP	35	48,553
2.125%, 03/19/25	USD	45	42,407
European Bank for Reconstruction & Development, 10.000%, 11/16/18	IDR	300,000	22,249
European Investment Bank:
7.200%, 07/09/19	IDR	170,000	12,473
1.125%, 09/16/21 (#)	CAD	75	56,194
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	22,713
3.500%, 01/22/21	NZD	25	18,500
International Finance Corp.:
6.450%, 10/30/18	INR	4,160	64,062
3.625%, 05/20/20	NZD	45	33,311

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
5.850%, 11/25/22	INR	300	$4,510
Total Supranational Bonds (Cost $379,543)			374,469
US Municipal Bonds | 3.2%
Alaska | 2.0%
Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27	USD	75	87,085
California | 1.2%
California State Build America Bonds, 7.500%, 04/01/34	USD	35	50,484
Total US Municipal Bonds (Cost $141,384)			137,569
US Treasury Securities | 10.6%
US Treasury Notes:
1.750%, 05/15/23	USD	105	100,786
2.125%, 05/15/25	USD	138	132,816
1.625%, 05/15/26	USD	97	89,161
3.125%, 11/15/41	USD	123	126,829
Total US Treasury Securities (Cost $453,377)			449,592

Description	Shares	Fair Value
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $12,478)	12,478	$12,478
Total Investments | 99.9% (Cost $4,253,163) (¤)		$4,238,422
Cash and Other Assets in Excess of Liabilities | 0.1%		3,659
Net Assets | 100.0%		$4,242,081

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	18,808	USD	14,592	HSB	05/23/18	$—	$146
CHF	30,913	USD	33,650	HSB	05/23/18	—	1,185
CZK	117,886	USD	5,747	HSB	05/29/18	—	20
CZK	152,312	USD	7,446	JPM	05/29/18	—	46
EUR	815,990	USD	1,003,963	HSB	04/20/18	1,209	—
EUR	21,712	USD	27,000	HSB	05/23/18	—	192
EUR	24,409	USD	30,237	HSB	05/23/18	—	97
EUR	41,251	USD	51,000	HSB	05/23/18	—	65
GBP	11,149	USD	15,730	CIT	05/23/18	—	57
GBP	3,682	USD	5,098	HSB	05/23/18	79	—
GBP	20,530	USD	28,422	HSB	05/23/18	439	—
INR	141,047	USD	2,145	CIT	05/02/18	10	—
JPY	49,739,198	USD	468,411	CIT	04/20/18	—	503
JPY	5,612,442	USD	53,800	CIT	05/23/18	—	892
JPY	43,269,700	USD	407,511	HSB	04/20/18	—	463
KRW	24,254,900	USD	22,504	HSB	06/07/18	303	—
KRW	31,979,745	USD	30,100	HSB	06/07/18	—	29
MXN	594,443	USD	32,300	HSB	05/23/18	145	—
NZD	31,081	USD	22,391	HSB	05/23/18	67	—
NZD	127,644	USD	92,492	HSB	05/23/18	—	259
PLN	29,687	USD	8,733	HSB	05/23/18	—	53
PLN	134,699	USD	39,600	HSB	05/23/18	—	220
SEK	235,453	USD	29,299	CIT	05/23/18	—	1,001
SEK	320,176	USD	39,856	HSB	05/23/18	—	1,375
SGD	41,882	USD	31,827	HSB	05/23/18	151	—
USD	143,524	AUD	180,856	CIT	05/23/18	4,609	—
USD	5,100	AUD	6,569	HSB	05/23/18	54	—
USD	98,315	AUD	123,902	HSB	05/23/18	3,146	—
USD	134,170	CAD	168,205	CIT	05/23/18	3,489	—
USD	9,200	CAD	11,785	HSB	05/23/18	44	—
USD	48,518	CAD	60,830	HSB	05/23/18	1,258	—
USD	2,500	CHF	2,349	HSB	05/23/18	33	—
USD	41,678	CLP	25,204,692	CIT	05/08/18	—	64
USD	61,080	CLP	38,743,280	CIT	05/08/18	—	3,083
USD	24,332	CZK	497,262	HSB	05/29/18	175	—
USD	53,027	CZK	1,084,732	JPM	05/29/18	330	—
USD	83,700	EUR	68,352	CIT	05/23/18	—	698
USD	58,259	EUR	47,351	HSB	04/20/18	—	70
USD	15,500	EUR	12,524	HSB	05/23/18	36	—
USD	91,700	EUR	74,614	HSB	05/23/18	—	430
USD	19,200	GBP	13,913	HSB	05/23/18	—	359
USD	35,893	HUF	9,026,681	JPM	05/23/18	227	—
USD	34,329	IDR	477,659,800	HSB	06/05/18	—	181
USD	71,640	INR	4,607,168	CIT	05/02/18	1,248	—
USD	15,500	JPY	1,644,697	CIT	04/20/18	28	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	11,200	JPY	1,182,219	HSB	05/23/18	$55	$—
USD	11,700	JPY	1,235,122	HSB	05/23/18	57	—
USD	67,300	JPY	7,159,939	HSB	05/23/18	—	196
USD	1,100	MXN	20,948	HSB	05/23/18	—	43
USD	59,033	MXN	1,108,543	HSB	05/23/18	—	1,472
USD	21,727	MXN	408,092	JPM	05/23/18	—	547
USD	178,700	NOK	1,394,054	HSB	05/23/18	596	—
USD	49,494	NZD	67,093	CIT	05/23/18	1,014	—
USD	277,407	NZD	375,882	HSB	05/23/18	5,804	—
USD	72,374	PHP	3,657,195	HSB	04/12/18	2,316	—
USD	1,100	PLN	3,763	HSB	05/23/18	—	—
USD	135,060	PLN	452,398	HSB	05/23/18	2,799	—
USD	15,724	RON	58,938	HSB	04/26/18	158	—
USD	57,817	RON	218,051	HSB	04/26/18	228	—
USD	1,400	RON	5,334	HSB	05/23/18	—	9
USD	5,100	SEK	41,907	HSB	05/23/18	63	—
USD	43,100	SEK	357,032	HSB	05/23/18	190	—
USD	135,137	SGD	177,854	JPM	05/23/18	—	659
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$30,360	$14,414

Description	Shares	Fair Value
Lazard US Realty Income Portfolio
Preferred Stocks | 31.6%
Equity Real Estate Investment Trusts (REITs) | 31.6%
American Homes 4 Rent, Series F, 5.875%	20,938	$492,043
CBL & Associates Properties, Inc.:
Series E, 6.625%	9,126	145,103
Series D, 7.375%	48,274	829,347
Cedar Realty Trust, Inc., Series C, 6.500%	16,120	336,263
Colony NorthStar, Inc.:
Series J, 7.125%	27,600	634,524
Series I, 7.150%	27,560	632,778
Federal Realty Investment Trust, Series C, 5.000%	20,836	474,853
Hersha Hospitality Trust:
Series E, 6.500%	25,847	600,684
Series D, 6.500%	25,858	603,526
iStar, Inc., Series I, 7.500%	24,100	595,270
National Storage Affiliates Trust, Series A, 6.000%	11,800	288,982
PS Business Parks, Inc., Series X, 5.250%	12,200	285,724
Summit Hotel Properties, Inc., Series E, 6.250%	17,000	408,663
Taubman Centers, Inc., Series K, 6.250%	9,639	231,722
Washington Prime Group, Inc., Series I, 6.875%	28,100	576,050
Total Preferred Stocks (Cost $7,982,387)		7,135,532
Real Estate Investment Trusts | 65.8%
Equity Real Estate Investment Trusts (REITs) | 59.8%
Alexandria Real Estate Equities, Inc.	5,500	686,895
Americold Realty Trust	48,700	929,196
Crown Castle International Corp.	6,100	668,621
Equinix, Inc.	2,256	943,324
Essex Property Trust, Inc.	3,200	770,176
Gaming and Leisure Properties, Inc.	6,900	230,943
GGP, Inc.	64,567	1,321,041
Healthcare Realty Trust, Inc.	16,970	470,239
Healthcare Trust of America, Inc. Class A	8,900	235,405
Hudson Pacific Properties, Inc.	14,200	461,926
Iron Mountain, Inc.	7,000	230,020
Medical Properties Trust, Inc.	17,600	228,800
National Storage Affiliates Trust	36,108	905,588
Park Hotels & Resorts, Inc.	8,570	231,561
PS Business Parks, Inc.	4,200	474,768
Public Storage	4,453	892,336
Description	Shares	Fair Value
Retail Opportunity Investments Corp.	32,451	$573,409
RLJ Lodging Trust	10,900	211,896
Simon Property Group, Inc.	5,820	898,317
Sun Communities, Inc.	8,510	777,559
Ventas, Inc.	4,590	227,343
VEREIT, Inc.	32,922	229,137
Weyerhaeuser Co.	26,200	917,000
		13,515,500
Mortgage Real Estate Investment Trusts (REITs) | 6.0%
Blackstone Mortgage Trust, Inc., Class A	21,773	684,108
Starwood Property Trust, Inc.	32,658	684,185
		1,368,293
Total Real Estate Investment Trusts (Cost $15,293,494)		14,883,793
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $688,969)	688,969	688,969
Total Investments | 100.4% (Cost $23,964,850)		$22,708,294
Liabilities in Excess of Cash and Other Assets | (0.4)%		(99,128)
Net Assets | 100.0%		$22,609,166

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 4.3%
Hotels, Restaurants & Leisure | 4.3%
Hilton Worldwide Holdings, Inc.	12,300	$968,748
Marriott International, Inc., Class A	10,500	1,427,790
Total Common Stocks (Cost $2,335,181)		2,396,538
Real Estate Investment Trusts | 92.9%
Equity Real Estate Investment Trusts (REITs) | 92.9%
Acadia Realty Trust	23,246	571,852
Alexandria Real Estate Equities, Inc.	20,822	2,600,460
American Homes 4 Rent, Class A	114,262	2,294,381
American Tower Corp.	17,665	2,567,431
Americold Realty Trust	80,600	1,537,848
Apartment Investment & Management Co., Class A	17,463	711,617
AvalonBay Communities, Inc.	14,942	2,457,361
Boston Properties, Inc.	27,191	3,350,475
CoreSite Realty Corp.	11,100	1,112,886
Crown Castle International Corp.	5,142	563,615
Equinix, Inc.	8,796	3,677,959
Equity LifeStyle Properties, Inc.	23,889	2,096,738
Essex Property Trust, Inc.	12,091	2,910,062
Federal Realty Investment Trust	14,290	1,659,212
GGP, Inc.	146,161	2,990,454
Healthcare Realty Trust, Inc.	30,300	839,613
Hudson Pacific Properties, Inc.	18,200	592,046
Invitation Homes, Inc.	30,535	697,114
National Storage Affiliates Trust	45,855	1,150,043
Park Hotels & Resorts, Inc.	21,220	573,364
Prologis, Inc.	60,058	3,783,053
PS Business Parks, Inc.	17,571	1,986,226
Public Storage	15,326	3,071,177
Retail Opportunity Investments Corp.	137,344	2,426,869
Simon Property Group, Inc.	7,292	1,125,520
Sun Communities, Inc.	13,661	1,248,206
Sunstone Hotel Investors, Inc.	78,356	1,192,578
Vornado Realty Trust	13,000	874,900
Weyerhaeuser Co.	50,805	1,778,175
Total Real Estate Investment Trusts (Cost $48,127,501)		52,441,235
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $973,973)	973,973	973,973
Description	Fair Value
Total Investments | 98.9% (Cost $51,436,655)	$55,811,746
Cash and Other Assets in Excess of Liabilities | 1.1%	629,572
Net Assets | 100.0%	$56,441,318

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio
Common Stocks | 38.8%
Brazil | 2.1%
BR Properties SA	18,840	$51,588
MRV Engenharia e Participacoes SA	11,100	54,635
		106,223
Canada | 2.1%
StorageVault Canada, Inc.	26,843	53,130
Tricon Capital Group, Inc.	6,600	50,694
		103,824
China | 3.8%
China Overseas Land & Investment, Ltd.	22,000	77,339
SOHO China, Ltd.	212,500	111,937
		189,276
Germany | 5.0%
ADO Properties SA	2,073	116,616
Vonovia SE	2,673	132,560
		249,176
Hong Kong | 6.2%
CK Asset Holdings, Ltd.	11,000	93,083
Sun Hung Kai Properties, Ltd.	8,000	127,439
Wharf Real Estate Investment Co., Ltd. (*)	13,200	86,416
		306,938
India | 1.9%
DLF, Ltd.	13,372	41,612
Oberoi Realty, Ltd.	6,421	50,478
		92,090
Indonesia | 0.9%
PT Pakuwon Jati Tbk	1,023,000	46,908
Japan | 7.0%
Hulic Co., Ltd.	9,600	104,816
Mitsubishi Estate Co., Ltd.	5,300	88,108
Mitsui Fudosan Co., Ltd.	6,480	156,283
		349,207
Malaysia | 0.8%
Mah Sing Group Berhad	147,200	38,514
Mexico | 1.7%
Corp Inmobiliaria Vesta SAB de CV	57,700	85,636
Philippines | 2.3%
Ayala Land, Inc.	57,000	45,038
Megaworld Corp.	768,000	69,230
		114,268
Singapore | 2.0%
Ascendas India Trust	62,000	47,813
Description	Shares	Fair Value
City Developments, Ltd.	5,300	$52,836
		100,649
United Arab Emirates | 1.0%
Emaar Properties PJSC	31,030	49,130
United Kingdom | 0.5%
Grainger PLC	6,614	26,850
United States | 1.5%
Marriott International, Inc., Class A	541	73,565
Total Common Stocks (Cost $1,912,900)		1,932,254
Real Estate Investment Trusts | 60.2%
Australia | 1.6%
Goodman Group	12,296	79,914
Canada | 1.0%
Granite Real Estate Investment Trust	1,300	51,269
France | 3.7%
Gecina SA	482	83,776
Unibail-Rodamco SE	434	99,346
		183,122
Germany | 1.0%
alstria office REIT-AG	3,335	52,291
Hong Kong | 2.3%
Link Real Estate Investment Trust	13,519	115,944
Italy | 1.5%
COIMA RES SpA	7,027	72,872
Japan | 3.3%
GLP J-Reit	69	76,471
Nippon Prologis REIT, Inc.	40	86,829
		163,300
Singapore | 0.5%
CapitaLand Mall Trust	16,700	26,575
Spain | 1.2%
Merlin Properties Socimi SA	4,067	62,270
United Kingdom | 4.5%
Derwent London PLC	1,913	83,310
Great Portland Estates PLC	9,391	87,737
Segro PLC	6,144	51,880
		222,927
United States | 39.6%
Alexandria Real Estate Equities, Inc.	1,005	125,515
American Homes 4 Rent, Class A	5,125	102,910
American Tower Corp.	871	126,591
Americold Realty Trust	3,500	66,780
AvalonBay Communities, Inc.	314	51,641

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio (concluded)
Boston Properties, Inc.	1,028	$126,670
CoreSite Realty Corp.	730	73,190
Equinix, Inc.	493	206,143
Equity Lifestyle Properties, Inc.	1,364	119,718
Essex Property Trust, Inc.	541	130,208
Federal Realty Investment Trust	431	50,043
GGP, Inc.	4,612	94,362
Hudson Pacific Properties, Inc.	2,348	76,381
National Storage Affiliates Trust	2,553	64,029
Prologis, Inc.	2,298	144,751
PS Business Parks, Inc.	452	51,094
Public Storage	565	113,220
Retail Opportunity Investments Corp.	4,205	74,302
Simon Property Group, Inc.	483	74,551
Weyerhaeuser Co.	2,880	100,800
		1,972,899
Total Real Estate Investment Trusts (Cost $2,866,600)		3,003,383
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $81,271)	81,271	81,271
Total Investments | 100.6% (Cost $4,860,771)		$5,016,908
Liabilities in Excess of Cash and Other Assets | (0.6)%		(30,143)
Net Assets | 100.0%		$4,986,765

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 94.5%
Australia | 8.9%
Macquarie Atlas Roads Group	19,712,150	$87,985,613
Spark Infrastructure Group	67,522,901	124,410,833
Transurban Group	25,957,218	228,601,168
		440,997,614
France | 7.6%
Eutelsat Communications SA	8,891,952	176,325,383
Vinci SA	2,040,331	200,893,209
		377,218,592
Germany | 3.4%
Fraport AG	1,706,250	168,385,281
Italy | 26.3%
ASTM SpA	955,619	24,141,316
Atlantia SpA	12,513,072	387,922,599
Hera SpA	13,875,465	50,856,007
Italgas SpA	25,711,781	153,841,688
Snam SpA	52,235,262	240,281,845
Societa Iniziative Autostradali e Servizi SpA	2,146,011	40,087,365
Terna SpA	69,492,241	406,574,471
		1,303,705,291
Luxembourg | 3.7%
SES SA	13,550,012	183,574,418
Portugal | 1.3%
REN - Redes Energeticas Nacionais SGPS SA	20,694,113	63,886,270
Spain | 7.8%
Abertis Infraestructuras SA	6,249,810	140,178,765
Enagas SA	878,958	24,057,049
Red Electrica Corporacion SA	10,858,983	223,683,177
		387,918,991
United Kingdom | 18.0%
National Grid PLC	35,578,914	400,114,553
Pennon Group PLC	16,794,748	151,791,079
Severn Trent PLC	3,573,892	92,569,994
United Utilities Group PLC	24,422,709	245,390,972
		889,866,598
United States | 17.5%
CSX Corp.	2,900,000	161,559,000
Edison International	3,742,809	238,267,221
Genesee & Wyoming, Inc., Class A (*)	348,828	24,693,534
Norfolk Southern Corp.	1,451,237	197,048,960
Description	Shares	Fair Value
PG&E Corp.	5,562,549	$244,362,777
		865,931,492
Total Common Stocks (Cost $4,543,458,893)		4,681,484,547
Short-Term Investments | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $243,008,032)	243,008,032	243,008,032
Total Investments | 99.4% (Cost $4,786,466,925) (¤)		$4,924,492,579
Cash and Other Assets in Excess of Liabilities | 0.6%		29,068,668
Net Assets | 100.0%		$4,953,561,247

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	86,264,663	AUD	111,775,092	BNP	06/28/18	$395,893	$—
USD	79,519,818	AUD	103,062,752	CIT	06/28/18	344,113	—
USD	75,144,106	AUD	97,377,919	HSB	06/28/18	335,649	—
USD	49,812,094	AUD	64,566,426	RBC	06/28/18	210,349	—
USD	23,723,671	AUD	30,910,079	SCB	06/28/18	—	22,321
USD	69,026,720	AUD	89,473,116	SCB	06/28/18	290,955	—
USD	55,122,771	AUD	71,427,072	SSB	06/28/18	250,486	—
USD	296,430,220	EUR	238,532,819	BNP	06/28/18	1,063,984	—
USD	367,193,284	EUR	295,444,570	CAN	06/28/18	1,355,362	—
USD	372,357,413	EUR	299,603,256	CIT	06/28/18	1,369,946	—
USD	423,458,512	EUR	340,800,708	HSB	06/28/18	1,457,787	—
USD	452,278,247	EUR	363,977,344	MEL	06/28/18	1,578,765	—
USD	251,926,261	EUR	202,665,722	RBC	06/28/18	972,904	—
USD	416,440,571	EUR	335,079,836	SSB	06/28/18	1,523,787	—
USD	9,550,238	GBP	6,768,543	BNP	06/28/18	19,960	—
USD	105,445,102	GBP	74,517,927	BNP	06/28/18	521,995	—
USD	131,895,031	GBP	93,215,791	CIT	06/28/18	644,862	—
USD	201,690,130	GBP	142,549,284	HSB	06/28/18	977,169	—
USD	174,230,595	GBP	123,105,932	RBC	06/28/18	894,359	—
USD	203,044,358	GBP	143,484,613	SSB	06/28/18	1,014,429	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$15,222,754	$22,321

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•)
Common Stocks | 59.8%
Australia | 2.8%
AusNet Services	28,031	$36,302
BlueScope Steel, Ltd.	2,149	25,271
CSL, Ltd.	437	52,548
Goodman Group REIT	9,820	63,822
Macquarie Atlas Roads Group	10,360	46,242
Ramsay Health Care, Ltd.	341	16,418
Sydney Airport	6,978	36,176
Telstra Corp., Ltd.	12,930	31,372
Transurban Group	10,734	94,533
Wesfarmers, Ltd.	1,627	52,204
Woolworths Group, Ltd.	2,131	43,189
		498,077
Brazil | 0.4%
BR Properties SA	23,400	64,074
Canada | 4.9%
Agnico Eagle Mines, Ltd.	543	22,844
Alimentation Couche-Tard, Inc., Class B	983	44,002
BCE, Inc.	1,345	57,878
BRP, Inc.	778	29,880
Canadian Imperial Bank of Commerce	416	36,719
Canadian National Railway Co.	640	46,775
Capital Power Corp.	1,178	22,164
CI Financial Corp.	3,025	64,804
Dollarama, Inc.	536	65,143
Great-West Lifeco, Inc.	445	11,357
Magna International, Inc.	499	28,107
Martinrea International, Inc.	1,062	12,554
Metro, Inc.	530	16,908
Northland Power, Inc.	1,585	28,308
Royal Bank of Canada	1,279	98,798
Spin Master Corp. (*)	293	12,062
StorageVault Canada, Inc.	25,089	49,658
Suncor Energy, Inc.	823	28,420
TELUS Corp.	479	16,820
The Bank of Nova Scotia	266	16,385
The Toronto-Dominion Bank	1,141	64,748
TMX Group, Ltd.	597	34,638
TransAlta Corp.	3,379	18,307
Tricon Capital Group, Inc.	6,400	49,158
		876,437
Chile | 0.3%
Parque Arauco SA	19,805	59,667
Description	Shares	Fair Value
China | 0.5%
SOHO China, Ltd.	164,000	$86,389
Denmark | 0.3%
Danske Bank A/S	470	17,565
Novo Nordisk A/S, Class B	223	10,973
Scandinavian Tobacco Group A/S	625	11,004
Vestas Wind Systems A/S	143	10,238
		49,780
Finland | 0.1%
DNA Oyj	859	18,660
France | 2.5%
Air Liquide SA	168	20,600
AXA SA	566	15,068
Eutelsat Communications SA	5,140	101,925
Gecina SA REIT	365	63,441
L’Oreal SA	90	20,332
Peugeot SA	536	12,908
Renault SA	112	13,607
TOTAL SA Sponsored ADR	316	18,230
Unibail-Rodamco SE REIT	307	70,274
Vinci SA	1,117	109,981
		446,366
Germany | 1.7%
ADO Properties SA	1,164	65,480
Deutsche Lufthansa AG	1,096	35,010
Fraport AG	862	85,069
Schaeffler AG (Preference Shares)	618	9,543
thyssenkrupp AG	775	20,212
Vonovia SE	1,648	81,728
		297,042
Hong Kong | 2.5%
CLP Holdings, Ltd.	6,000	61,334
Hong Kong Exchanges & Clearing, Ltd.	300	9,861
Jardine Matheson Holdings, Ltd. (Singapore)	172	10,610
Jardine Matheson Holdings, Ltd. (United States)	100	6,216
Link Real Estate Investment Trust	14,500	124,357
Sun Hung Kai Properties, Ltd.	8,000	127,439
Wharf Real Estate Investment Co., Ltd. (*)	14,000	91,653
Xinyi Glass Holdings, Ltd.	16,000	24,415
		455,885
Ireland | 0.2%
CRH PLC	694	23,596
Ryanair Holdings PLC Sponsored ADR (*)	124	15,233
		38,829

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Italy | 3.8%
ASTM SpA	1,076	$27,182
Atlantia SpA	4,029	124,905
COIMA RES SpA REIT	6,115	63,414
Enel SpA	3,598	22,046
FinecoBank Banca Fineco SpA	1,207	14,540
Hera SpA	7,562	27,716
Italgas SpA	14,665	87,745
Snam SpA	29,422	135,341
Societa Iniziative Autostradali e Servizi SpA	1,884	35,193
Terna SpA	23,041	134,805
		672,887
Japan | 2.2%
Central Japan Railway Co.	100	19,056
East Japan Railway Co.	200	18,663
GLP J-Reit REIT	59	65,389
Hulic Co., Ltd.	6,000	65,510
KDDI Corp.	700	17,977
Mitsui Fudosan Co., Ltd.	4,200	101,295
MS&AD Insurance Group Holdings, Inc.	700	21,764
Shin-Etsu Chemical Co., Ltd.	300	31,187
Sompo Holdings, Inc.	300	12,124
Tokio Marine Holdings, Inc.	300	13,664
West Japan Railway Co.	400	28,270
		394,899
Luxembourg | 0.7%
SES SA (France)	3,200	43,353
SES SA (Luxembourg)	4,012	53,016
Tenaris SA ADR	750	26,002
		122,371
Mexico | 0.5%
Alpek SAB de CV	14,500	20,182
Corp Inmobiliaria Vesta SAB de CV	48,000	71,240
		91,422
Netherlands | 0.4%
Aegon NV	1,741	11,757
Akzo Nobel NV	219	20,704
Intertrust NV	657	13,620
NN Group NV	624	27,712
		73,793
New Zealand | 0.3%
Air New Zealand, Ltd.	9,240	21,620
Contact Energy, Ltd.	2,218	8,446
Description	Shares	Fair Value
Spark New Zealand, Ltd.	8,557	$20,734
		50,800
Norway | 0.2%
Statoil ASA	1,354	32,068
Philippines | 0.4%
Megaworld Corp.	892,000	80,407
Singapore | 1.7%
Ascendas India Trust	57,000	43,957
City Developments, Ltd.	4,800	47,852
DBS Group Holdings, Ltd.	1,559	32,887
SATS, Ltd.	4,300	16,907
Singapore Airlines, Ltd.	5,700	47,337
United Overseas Bank, Ltd.	4,000	84,348
Venture Corp., Ltd.	1,100	23,756
		297,044
Spain | 1.5%
Abertis Infraestructuras SA	3,388	75,990
Enagas SA	437	11,961
Merlin Properties Socimi SA REIT	3,907	59,820
Red Electrica Corporacion SA	5,500	113,294
		261,065
Sweden | 0.1%
Hennes & Mauritz AB, B Shares	944	14,161
Switzerland | 0.6%
Flughafen Zuerich AG	114	25,165
Partners Group Holding AG	59	43,910
Roche Holding AG	142	32,569
Swiss Life Holding AG	36	12,826
		114,470
United Arab Emirates | 0.3%
Emaar Properties PJSC	39,688	62,839
United Kingdom | 5.1%
Admiral Group PLC	1,516	39,258
Ashtead Group PLC	480	13,089
Centrica PLC	6,970	13,918
Cineworld Group PLC	3,544	11,743
Derwent London PLC REIT	811	35,319
Electrocomponents PLC	1,194	10,065
Fiat Chrysler Automobiles NV (*)	654	13,409
Great Portland Estates PLC REIT	11,187	104,513
Hargreaves Lansdown PLC	866	19,875
Howden Joinery Group PLC	4,032	26,096
Imperial Brands PLC	889	30,296
International Consolidated Airlines Group SA	1,554	13,449
National Grid PLC	16,058	180,585

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Pagegroup PLC	1,621	$12,216
Pennon Group PLC	8,887	80,321
Persimmon PLC	338	12,017
Severn Trent PLC	1,985	51,415
SSE PLC	3,288	58,929
Unilever NV	428	24,194
United Utilities Group PLC	15,716	157,909
		908,616
United States | 25.8%
3M Co.	387	84,954
Agilent Technologies, Inc.	172	11,507
Alexandria Real Estate Equities, Inc. REIT	671	83,801
Ameren Corp.	1,004	56,856
American Homes 4 Rent, Class A REIT	4,088	82,087
American Tower Corp. REIT	1,268	184,291
Americold Realty Trust REIT	3,600	68,688
Aon PLC	364	51,080
Apple, Inc.	226	37,918
Automatic Data Processing, Inc.	389	44,144
Biogen, Inc. (*)	36	9,858
Boston Properties, Inc. REIT	736	90,690
Bristol-Myers Squibb Co.	276	17,457
Campbell Soup Co.	1,056	45,735
Carnival Corp.	387	25,379
Carnival PLC	178	11,470
Cisco Systems, Inc.	294	12,610
Comcast Corp., Class A	1,533	52,383
ConAgra Foods, Inc.	305	11,248
Concho Resources, Inc. (*)	135	20,295
Consolidated Edison, Inc.	718	55,961
Costco Wholesale Corp.	179	33,729
Cracker Barrel Old Country Store, Inc.	74	11,781
Crown Castle International Corp. REIT	500	54,805
CSX Corp.	1,469	81,838
Darden Restaurants, Inc.	253	21,568
Deere & Co.	199	30,909
Diamondback Energy, Inc. (*)	268	33,907
DowDuPont, Inc.	292	18,603
EchoStar Corp., Class A (*)	300	15,831
Edison International	2,023	128,784
Eli Lilly & Co.	397	30,716
EOG Resources, Inc.	308	32,423
Equinix, Inc. REIT	330	137,986
Equity Lifestyle Properties, Inc. REIT	932	81,802
Essex Property Trust, Inc. REIT	530	127,560
F5 Networks, Inc. (*)	228	32,971
Description	Shares	Fair Value
Fortune Brands Home & Security, Inc.	260	$15,311
General Dynamics Corp.	90	19,881
General Mills, Inc.	1,013	45,646
Genesee & Wyoming, Inc., Class A (*)	350	24,776
GGP, Inc. REIT	3,024	61,871
Halliburton Co.	560	26,286
Hasbro, Inc.	168	14,162
HCA Healthcare, Inc.	215	20,855
Helix Energy Solutions Group, Inc. (*)	2,153	12,466
Honeywell International, Inc.	196	28,324
Intel Corp.	1,281	66,714
IQVIA Holdings, Inc. (*)	136	13,343
Johnson & Johnson	511	65,485
Kimberly-Clark Corp.	190	20,925
Kinder Morgan, Inc.	2,264	34,096
Las Vegas Sands Corp.	160	11,504
Lockheed Martin Corp.	217	73,331
Lowe’s Cos., Inc.	116	10,179
Marriott International, Inc., Class A	877	119,254
Marsh & McLennan Cos., Inc.	281	23,208
Martin Marietta Materials, Inc.	126	26,120
MasterCard, Inc., Class A	411	71,991
Mettler-Toledo International, Inc. (*)	68	39,102
Motorola Solutions, Inc.	344	36,223
National Storage Affiliates Trust REIT	2,611	65,484
Newmont Mining Corp.	706	27,583
Norfolk Southern Corp.	744	101,020
Northrop Grumman Corp.	164	57,256
Olin Corp.	850	25,831
Owens Corning	312	25,085
Palo Alto Networks, Inc. (*)	110	19,967
Paychex, Inc.	612	37,693
PG&E Corp.	2,914	128,012
Pool Corp.	89	13,014
PPG Industries, Inc.	141	15,736
Prologis, Inc.	1,645	103,619
PS Business Parks, Inc. REIT	495	55,955
Quest Diagnostics, Inc.	138	13,841
Raytheon Co.	156	33,668
Retail Opportunity Investments Corp. REIT	4,688	82,837
Schlumberger, Ltd.	269	17,426
Skyworks Solutions, Inc.	178	17,846
Spirit AeroSystems Holdings, Inc., Class A	248	20,758
Starbucks Corp.	1,083	62,695
Steel Dynamics, Inc.	391	17,290
Sysco Corp.	1,229	73,691
Teradyne, Inc.	289	13,210

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Texas Instruments, Inc.	187	$19,427
The Allstate Corp.	357	33,844
The Boeing Co.	240	78,691
The Hershey Co.	113	11,182
The Procter & Gamble Co.	721	57,161
The TJX Cos., Inc.	333	27,159
The Travelers Cos., Inc.	139	19,302
Thermo Fisher Scientific, Inc.	269	55,538
Tyson Foods, Inc., Class A	426	31,179
Union Pacific Corp.	420	56,461
UnitedHealth Group, Inc.	106	22,684
Virtu Financial, Inc., Class A	436	14,388
Visa, Inc., Class A	339	40,551
Vulcan Materials Co.	156	17,811
Walmart, Inc.	812	72,244
Waste Management, Inc.	557	46,855
Waters Corp. (*)	117	23,242
Westlake Chemical Corp.	451	50,129
Weyerhaeuser Co. REIT	2,612	91,420
		4,613,463
Total Common Stocks (Cost $10,142,440)		10,681,511

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 9.5%
Australia | 0.3%
Australia Government Bonds, 3.000%, 09/20/25	AUD	46	$49,810
Canada | 0.4%
Canadian Government Real Return Bonds, 2.000%, 12/01/41	CAD	73	75,236
France | 1.3%
French Republic Government Bonds OAT, 1.850%, 07/25/27	EUR	146	228,116
Italy | 1.3%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	128	163,528
3.100%, 09/15/26	EUR	46	70,927
			234,455
Mexico | 1.7%
Mexican Udibonos, 2.500%, 12/10/20	MXN	947	303,941
New Zealand | 0.9%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	175	151,883
Description	Security Currency	Principal Amount (000)	Fair Value
Spain | 1.4%
Spain Government Inflation Linked Bonds:
0.300%, 11/30/21	EUR	119	$156,885
1.800%, 11/30/24	EUR	69	100,360
			257,245
Sweden | 0.3%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28	SEK	190	44,169
United Kingdom | 1.9%
United Kingdom Gilt Inflation Linked:
2.500%, 04/16/20	GBP	40	203,182
0.750%, 03/22/34	GBP	70	141,247
			344,429
Total Foreign Government Obligations (Cost $1,510,350)			1,689,284
US Treasury Securities | 14.6%
Treasury Inflation Protected Securities:
0.125%, 04/15/20	USD	773	769,340
1.125%, 01/15/21	USD	858	876,968
2.375%, 01/15/25	USD	220	245,690
2.500%, 01/15/29	USD	603	712,953
Total US Treasury Securities (Cost $2,622,269)			2,604,951

Description	Shares	Fair Value
Short-Term Investments | 13.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Δ) (Cost $2,402,281)	2,402,281	$2,402,281
Total Investments | 97.4% (Cost $16,677,340) (¤)		$17,378,027
Cash and Other Assets in Excess of Liabilities | 2.6%		470,031
Net Assets | 100.0%		$17,848,058

Lazard Real Assets and Pricing Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	1,852	USD	1,967	SSB	06/28/18	$—	$18
JPY	7,475,366	USD	71,200	HSB	05/23/18	—	691
NZD	112,406	USD	82,957	HSB	05/23/18	—	1,882
SEK	244,935	USD	30,490	HSB	05/23/18	—	1,096
SEK	276,454	USD	34,413	HSB	05/23/18	—	1,237
USD	51,233	AUD	64,566	HSB	05/23/18	1,707	—
USD	370,544	AUD	466,980	HSB	05/23/18	12,348	—
USD	173,034	AUD	224,214	SSB	06/28/18	1,025	—
USD	25,710	CAD	32,232	CIT	05/23/18	703	—
USD	6,080	CAD	7,844	HSB	05/23/18	—	6
USD	42,099	CAD	52,782	HSB	05/23/18	1,148	—
USD	851,904	CAD	1,068,083	HSB	05/23/18	23,227	—
USD	64,183	CHF	58,962	HSB	05/23/18	2,329	—
USD	29,471	CHF	27,744	SSB	06/28/18	272	—
USD	16,646	EUR	13,498	CIT	05/23/18	1	—
USD	130,177	EUR	105,558	CIT	05/23/18	7	—
USD	1,265,187	EUR	1,017,985	CIT	06/28/18	6,301	—
USD	5,300	EUR	4,263	HSB	05/23/18	43	—
USD	112,000	EUR	90,094	HSB	05/23/18	900	—
USD	374,463	EUR	303,638	HSB	05/23/18	33	—
USD	698,645	EUR	566,504	HSB	05/23/18	61	—
USD	96,027	GBP	68,061	CIT	05/23/18	412	—
USD	254,058	GBP	180,042	HSB	05/23/18	1,125	—
USD	396,573	GBP	281,038	HSB	05/23/18	1,756	—
USD	417,987	GBP	295,377	SSB	06/28/18	2,368	—
USD	157,108	HKD	1,225,935	HSB	05/23/18	651	—
USD	539,074	JPY	57,122,728	HSB	05/23/18	284	—
USD	43,355	MXN	814,121	HSB	05/23/18	—	946
USD	291,740	MXN	5,478,347	HSB	05/23/18	—	6,367
USD	121,210	NZD	164,309	CIT	05/23/18	2,698	—
USD	146,197	NZD	198,181	CIT	05/23/18	3,254	—
USD	10,132	NZD	13,728	HSB	05/23/18	230	—
USD	267,150	SGD	351,623	HSB	05/23/18	—	1,312
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$62,883	$13,555

Futures Contracts open at March 31, 2018 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Copper	1	$25,000	05/29/18	$81,104	$75,638	$—	$5,466
Corn	4	20,000	12/14/18	81,216	82,300	1,084	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$1,084	$5,466

Lazard Real Assets and Pricing Opportunities Portfolio (concluded)
Total Return Swap Agreements open at March 31, 2018 (Δ):

Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Appreciation
0.00%	USD	GSC	$2,257,212	10/24/18	Appreciation, and dividends paid, on commodities in a custom momentum basket	Maturity	$41,981

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2018:

Commodity	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	4.31%
Bean Oil	1.36
Brent Crude	11.11
Coffee	1.60
Copper	6.46
Corn	7.39
Cotton	1.17
Crude Oil	12.37
Gasoline (RBOB)	1.12
Gold	11.61
Heating Oil	2.26
Kansas Wheat	1.06
Lean Hogs	1.71
Live Cattle	2.99
Natural Gas	8.57
Nickel	2.32
Silver	3.62
Soy Meal	2.79
Soybeans	5.79
Sugar	1.61
Wheat	4.46
Zinc	4.32
Total	100.00%

Description	Shares	Fair Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds | 76.1%
Equity Funds | 70.7%
Energy Select Sector SPDR Fund	98,900	$6,666,849
Financial Select Sector SPDR Fund	253,035	6,976,175
Industrial Select Sector SPDR Fund	59,800	4,442,542
iShares Core MSCI Europe ETF	201,500	10,010,520
iShares Global Financials ETF	188,400	13,035,396
iShares Global Materials ETF	150,300	10,161,783
iShares Latin America 40 ETF	69,300	2,603,601
iShares MSCI Europe Financials ETF	150,500	3,476,550
iShares MSCI Eurozone ETF	258,200	11,192,970
iShares North American Tech ETF	20,400	3,660,372
iShares North American Tech-Software ETF	25,000	4,242,500
SPDR S&P Bank ETF	94,900	4,544,761
Vanguard FTSE Emerging Markets ETF	133,490	6,271,360
Vanguard Utilities ETF	53,600	5,993,016
		93,278,395
Fixed-Income Fund | 5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,695	7,124,986
Total Exchange-Traded Funds (Cost $90,825,664)		100,403,381
Closed-End Management Investment Companies | 4.0%
Royce Value Trust, Inc. (Cost $4,585,987)	338,290	5,263,792
Short-Term Investments | 17.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $22,987,471)	22,987,471	22,987,471
Total Investments | 97.5% (Cost $118,399,122)		$128,654,644
Cash and Other Assets in Excess of Liabilities | 2.5%		3,288,339
Net Assets | 100.0%		$131,942,983

Lazard Capital Allocator Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at March 31, 2018:

Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Depreciation
1 Month JPY LIBOR plus 0.40%	JPY	GSC	$7,399,962	06/14/18	Appreciation, and dividends paid, on securities in a custom momentum basket	Monthly	$261,450
1 Month USD LIBOR plus 0.45%	USD	GSC	8,609,640	07/06/18	Appreciation, and dividends paid, on securities in a custom momentum basket	Monthly	240,399
Total gross unrealized depreciation on Total Return Swap Agreements							$501,849	*

* Include accrued dividends and financing charges of $5,791.

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of March 31, 2018:

Security	Shares	Fair Value
3M Co.	2,208	$484,786
ABB, Ltd.	11,668	272,725
American Airlines Group, Inc.	8,429	437,973
Aptiv PLC	3,068	260,668
Delphi Technologies PLC	1,022	48,707
Eaton Corp. PLC	10,864	868,162
Honeywell International, Inc.	5,953	860,335
Illinois Tool Works, Inc.	2,918	457,136
Johnson Controls International PLC	7,488	263,887
Parker-Hannifin Corp.	6,045	1,033,843
Raytheon Co.	5,052	1,090,288
Rockwell Automation, Inc.	5,946	1,035,794
Schneider Electric SE	3,529	303,383
Union Pacific Corp.	7,888	1,060,361
United Technologies Corp.	2,957	371,991
Total Fair Value		$8,850,039
Security	Shares	Fair Value
Air Water, Inc.	11,395	$209,944
Asahi Kasei Corp.	39,770	493,790
Daicel Corp.	17,874	184,332
DIC Corp.	5,809	183,797
Hitachi Chemical Co., Ltd.	7,150	153,875
Kansai Paint Co., Ltd.	9,384	206,374
Kuraray Co., Ltd.	11,171	179,256
Mitsubishi Chemical Holdings Corp.	76,859	702,929
Mitsubishi Gas Chemical Co., Inc.	10,054	227,451
Mitsui Chemicals, Inc.	7,820	232,844
Nippon Paint Holdings Co., Ltd.	15,863	549,774
Nitto Denko Corp.	4,915	348,034
Shin-Etsu Chemical Co., Ltd.	10,501	1,025,635
Showa Denko K. K.	15,193	606,773
Sumitomo Chemical Co., Ltd.	76,412	420,458
Taiyo Nippon Sanso Corp.	19,662	281,114
Tokai Carbon Co., Ltd.	34,631	507,439
Tokuyama Corp.	8,803	264,460
Toray Industries, Inc.	24,800	221,535
Tosoh Corp.	20,890	387,121
Zeon Corp.	20,108	274,476
Total Fair Value		$7,661,411

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 74.7%
Australia | 2.3%
Aristocrat Leisure, Ltd.	10,687	$199,237
BlueScope Steel, Ltd.	5,714	67,193
Cochlear, Ltd.	468	65,667
Computershare, Ltd.	3,649	48,831
CSL, Ltd.	4,881	586,923
Flight Centre Travel Group, Ltd.	933	41,052
Investa Office Fund REIT	11,098	36,896
Link Administration Holdings, Ltd.	6,130	39,495
Metcash, Ltd.	16,432	39,715
Newcrest Mining, Ltd.	3,113	46,800
Platinum Asset Management, Ltd.	20,215	91,840
Qantas Airways, Ltd.	8,147	36,653
Sandfire Resources NL	14,180	80,386
Stockland REIT	41,601	129,020
Woodside Petroleum, Ltd.	2,066	46,677
		1,556,385
Austria | 0.1%
Erste Group Bank AG	1,294	65,078
Lenzing AG	173	21,370
		86,448
Belgium | 0.4%
Anheuser-Busch InBev SA/NV Sponsored ADR	1,760	193,494
Proximus SADP	1,665	51,703
		245,197
Canada | 3.3%
Air Canada (*)	1,920	39,895
Alimentation Couche-Tard, Inc., Class B	1,375	61,549
Bank of Montreal	778	58,769
BCE, Inc.	1,040	44,753
CAE, Inc.	9,693	180,254
Canadian Imperial Bank of Commerce	657	57,992
Canadian National Railway Co.	3,608	263,797
Canfor Corp. (*)	1,512	34,445
CI Financial Corp.	2,093	44,838
Colliers International Group, Inc.	858	59,564
Constellation Software, Inc.	99	67,172
Detour Gold Corp. (*)	2,790	28,239
Genworth MI Canada, Inc.	2,572	81,850
Husky Energy, Inc.	1,888	27,023
Kinross Gold Corp. (*)	10,981	43,384
Kirkland Lake Gold, Ltd.	1,438	22,290
National Bank of Canada	2,214	104,208
Norbord, Inc.	730	26,467
Description	Shares	Fair Value
Parex Resources, Inc. (*)	2,100	$29,535
Quebecor, Inc., Class B	3,488	66,682
Royal Bank of Canada	3,440	265,727
Suncor Energy, Inc.	7,620	263,138
Teck Resources, Ltd., Class B	4,114	105,951
The Bank of Nova Scotia	2,654	163,481
The Toronto-Dominion Bank	786	44,603
Thomson Reuters Corp.	2,813	108,712
		2,294,318
Denmark | 0.2%
Danske Bank A/S	2,150	80,350
Vestas Wind Systems A/S	664	47,541
		127,891
Finland | 0.3%
Outokumpu OYJ	2,652	18,118
Sampo Oyj, A Shares ADR	6,065	169,062
		187,180
France | 1.9%
Air France-KLM (*)	3,007	33,408
AXA SA	7,457	198,520
Faurecia SA	196	15,881
Peugeot SA	3,049	73,427
Schneider Electric SE	1,291	113,558
Societe Generale SA	459	24,972
TOTAL SA	12,008	682,458
Ubisoft Entertainment SA ADR (*)	10,215	173,042
Veolia Environnement SA	1,281	30,378
		1,345,644
Germany | 2.1%
Allianz SE	276	62,374
Bayer AG	1,014	114,656
Continental AG	443	122,368
Continental AG Sponsored ADR	3,620	200,584
Covestro AG	2,201	216,648
Deutsche Lufthansa AG	7,253	231,687
Deutsche Telekom AG	2,105	34,339
Rheinmetall AG	587	83,454
RWE AG (*)	1,293	31,940
SAP SE	263	27,522
Schaeffler AG (Preference Shares)	3,946	60,932
Siltronic AG (*)	634	108,529
Symrise AG ADR	6,915	139,061
		1,434,094
Hong Kong | 1.6%
AIA Group, Ltd. Sponsored ADR	6,420	220,752
CK Asset Holdings, Ltd.	15,696	132,821

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Kerry Properties, Ltd.	9,500	$43,132
Sun Hung Kai Properties, Ltd.	6,000	95,579
Swire Pacific, Ltd., Class A	4,500	45,659
Swire Properties, Ltd.	16,200	56,966
Techtronic Industries Co., Ltd.	10,000	59,070
The Wharf Holdings, Ltd.	48,006	166,303
Wharf Real Estate Investment Co., Ltd. (*)	7,585	49,656
Wheelock & Co., Ltd.	21,739	159,429
Yue Yuen Industrial Holdings, Ltd.	14,590	58,271
		1,087,638
Ireland | 0.3%
Shire PLC ADR	1,470	219,603

Israel | 0.4%
Bank Leumi Le-Israel BM	10,934	66,039
Israel Discount Bank, Ltd., ADR (*)	4,855	138,635
Israel Discount Bank, Ltd., Class A (*)	23,677	68,093
Nice, Ltd.	441	41,376
		314,143
Italy | 0.6%
Assicurazioni Generali SpA	1,669	32,177
Enel SpA	34,802	213,238
FinecoBank Banca Fineco SpA	1,953	23,527
Intesa Sanpaolo SpA	38,114	138,994
		407,936
Japan | 5.8%
Amano Corp.	1,795	48,046
Asahi Glass Co., Ltd.	1,400	58,679
Central Japan Railway Co.	190	36,207
Daicel Corp.	9,167	100,431
Daito Trust Construction Co., Ltd.	355	60,325
Daiwa House Industry Co., Ltd. ADR	5,480	211,446
Dexerials Corp.	2,300	23,788
East Japan Railway Co.	2,600	242,620
Haseko Corp.	5,802	89,482
Itochu Techno-Solutions Corp.	3,500	72,186
Japan Petroleum Exploration Co., Ltd.	3,600	82,297
Juki Corp.	1,400	19,738
Kaken Pharmaceutical Co., Ltd.	600	35,437
Kamigumi Co., Ltd.	2,800	62,738
Kao Corp.	500	37,698
Kao Corp. Sponsored ADR	2,049	154,525
KDDI Corp.	5,610	144,072
Keyence Corp.	100	62,594
Kinden Corp.	1,700	28,302
Description	Shares	Fair Value
Kobe Bussan Co., Ltd.	500	$22,732
Marvelous, Inc.	3,100	26,813
Maxell Holdings, Ltd.	1,300	25,010
Megmilk Snow Brand Co., Ltd.	1,400	38,203
Mitsubishi UFJ Financial Group, Inc.	48,277	320,422
Mitsui Chemicals, Inc.	800	25,464
MS&AD Insurance Group Holdings, Inc.	2,854	88,733
Nikkiso Co., Ltd.	3,300	34,751
Nishimatsu Construction Co., Ltd.	1,000	24,959
Nissan Motor Co., Ltd.	3,100	32,084
Nitto Denko Corp.	300	22,744
NOF Corp.	1,500	45,357
Nomura Holdings, Inc.	9,400	54,727
NTT DOCOMO, Inc.	7,418	188,859
ORIX Corp.	2,413	43,078
Prima Meat Packers, Ltd.	6,000	33,902
Ryohin Keikaku Co., Ltd. ADR	3,235	216,486
Sekisui Chemical Co., Ltd.	5,100	89,240
Seven & I Holdings Co., Ltd.	1,700	72,938
Shionogi & Co., Ltd.	500	26,096
Showa Corp.	2,700	46,312
Sompo Holdings, Inc.	5,304	214,346
Start Today Co., Ltd.	900	23,511
Subaru Corp.	1,300	43,028
Sumitomo Heavy Industries, Ltd.	800	30,605
Taisei Corp.	800	40,991
Takeuchi Manufacturing Co., Ltd.	1,213	26,871
Teijin, Ltd.	1,995	37,986
The Chugoku Electric Power Co., Inc.	2,331	28,424
Tokyo Gas Co., Ltd.	7,227	193,013
Tokyu Fudosan Holdings Corp.	4,300	30,962
Topcon Corp.	1,600	31,557
Toyobo Co., Ltd.	2,200	43,393
V Technology Co., Ltd.	200	57,962
Yamaha Corp. Sponsored ADR	3,320	146,943
		3,999,113
Malta | 0.1%
Kindred Group PLC	3,347	45,800
Netherlands | 1.3%
Euronext NV	572	41,861
Royal Dutch Shell PLC, A Shares	17,835	559,658
Wolters Kluwer NV	286	15,231
Wolters Kluwer NV Sponsored ADR	5,270	281,102
		897,852
New Zealand | 0.1%
Spark New Zealand, Ltd.	25,877	62,700

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Norway | 1.7%
Aker BP ASA	6,009	$162,548
Leroy Seafood Group ASA	7,123	44,265
Marine Harvest ASA	2,877	57,807
Norsk Hydro ASA	7,572	44,652
Statoil ASA	26,044	616,829
Telenor ASA	11,283	256,626
		1,182,727
Portugal | 0.1%
Jeronimo Martins SGPS SA	3,387	61,769
Russia | 0.1%
Evraz PLC	12,863	78,504
Singapore | 1.0%
Best World International, Ltd.	29,300	41,420
City Developments, Ltd.	9,900	98,694
Oversea-Chinese Banking Corp., Ltd. ADR	9,495	188,238
Singapore Airlines, Ltd.	9,730	80,806
UOL Group, Ltd.	8,900	58,332
Venture Corp., Ltd.	10,714	231,383
		698,873
Spain | 0.2%
Banco Bilbao Vizcaya Argentaria SA	3,284	26,001
Banco Santander SA	10,562	68,886
Corporacion Financiera Alba SA	312	18,855
Mapfre SA	7,667	25,501
		139,243
Sweden | 1.3%
Assa Abloy AB ADR	12,020	130,177
Atlas Copco AB, Class A	1,378	59,697
Atlas Copco AB, Class B	1,321	51,418
Axfood AB	2,293	39,234
Boliden AB	2,564	90,390
Electrolux AB, Series B	3,980	125,241
Hennes & Mauritz AB, B Shares	1,655	24,826
Hexagon AB ADR	3,015	178,443
Nordea Bank AB Sponsored ADR	9,865	105,309
Svenska Cellulosa AB SCA, Class B	8,600	91,687
Swedish Orphan Biovitrum AB (*)	1,795	32,048
		928,470
Switzerland | 1.5%
Adecco Group AG	373	26,577
Georg Fischer AG	49	65,618
Julius Baer Group, Ltd. ADR	9,680	118,628
Novartis AG	1,801	145,705
Partners Group Holding AG	301	224,015
Description	Shares	Fair Value
Roche Holding AG	1,896	$434,866
Swiss Life Holding AG	127	45,246
		1,060,655
United Kingdom | 5.0%
Admiral Group PLC	2,364	61,218
Ashtead Group PLC ADR	1,750	193,480
BP PLC	11,139	75,004
British American Tobacco PLC Sponsored ADR	4,535	261,624
Centrica PLC	28,670	57,249
Coca-Cola European Partners PLC	3,820	159,141
Compass Group PLC	6,924	141,486
Compass Group PLC Sponsored ADR	8,022	167,138
Crest Nicholson Holdings PLC	3,831	24,447
CVS Group PLC	1,405	19,252
Diageo PLC Sponsored ADR	1,545	209,224
Electrocomponents PLC	2,571	21,673
Fevertree Drinks PLC	965	35,679
Hargreaves Lansdown PLC	2,370	54,393
Howden Joinery Group PLC	6,555	42,426
IG Group Holdings PLC	3,890	43,593
International Consolidated Airlines Group SA	18,338	158,619
Land Securities Group PLC REIT	1,866	24,568
Lloyds Banking Group PLC	32,519	29,550
Persimmon PLC	3,877	137,837
Prudential PLC ADR	3,595	183,812
RELX NV Sponsored ADR	11,620	241,580
Rio Tinto PLC Sponsored ADR	2,120	109,244
Rio Tinto, Ltd.	594	33,386
RSA Insurance Group PLC ADR	16,245	145,149
SSE PLC	16,392	293,786
SSP Group PLC	4,369	37,527
Tate & Lyle PLC	4,682	35,817
Taylor Wimpey PLC	22,403	58,115
Unilever PLC Sponsored ADR	5,185	288,079
WH Smith PLC	1,988	54,379
Wm Morrison Supermarkets PLC	14,326	42,927
		3,441,402
United States | 43.0%
3M Co.	3,266	716,952
AbbVie, Inc.	986	93,325
Accenture PLC, Class A	5,091	781,468
Adobe Systems, Inc. (*)	1,103	238,336
Air Lease Corp.	703	29,962
Ally Financial, Inc.	4,268	115,876
Alphabet, Inc., Class A (*)	333	345,368
Alphabet, Inc., Class C (*)	170	175,404

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Amazon.com, Inc. (*)	122	$176,575
Amdocs, Ltd.	756	50,440
Ameren Corp.	1,232	69,768
American Electric Power Co., Inc.	795	54,529
American Express Co.	1,990	185,627
Ameriprise Financial, Inc.	355	52,519
Amgen, Inc.	420	71,602
Anthem, Inc.	894	196,412
Aon PLC	3,700	519,221
Apple, Inc.	3,692	619,444
Applied Materials, Inc.	4,910	273,045
Aptiv PLC	650	55,231
AT&T, Inc.	5,348	190,656
Atkore International Group, Inc. (*)	1,659	32,931
Automatic Data Processing, Inc.	350	39,718
AutoZone, Inc. (*)	205	132,981
Avery Dennison Corp.	2,047	217,494
Bank of America Corp.	4,886	146,531
Baxter International, Inc.	461	29,983
Berry Plastics Group, Inc. (*)	1,399	76,679
Best Buy Co., Inc.	732	51,233
BGC Partners, Inc., Class A	3,910	52,590
Biogen, Inc. (*)	1,115	305,309
Booking Holdings, Inc. (*)	66	137,306
Bristol-Myers Squibb Co.	2,532	160,149
Campbell Soup Co.	3,312	143,443
Carnival Corp.	3,082	202,118
Carnival PLC	1,950	125,650
Carrizo Oil & Gas, Inc. (*)	3,489	55,824
Carter’s, Inc.	353	36,747
Caterpillar, Inc.	318	46,867
Celgene Corp. (*)	1,162	103,662
Centene Corp. (*)	1,454	155,389
Cerner Corp. (*)	519	30,102
Cigna Corp.	1,224	205,314
Cisco Systems, Inc.	3,900	167,271
Citigroup, Inc.	4,668	315,090
Comcast Corp., Class A	13,576	463,892
Comerica, Inc.	2,670	256,133
ConocoPhillips	588	34,863
Consolidated Edison, Inc.	3,324	259,073
Costco Wholesale Corp.	688	129,640
Cracker Barrel Old Country Store, Inc.	452	71,958
Crown Holdings, Inc. (*)	2,842	144,232
Cummins, Inc.	1,049	170,032
CVS Health Corp.	331	20,592
Description	Shares	Fair Value
Darden Restaurants, Inc.	1,904	$162,316
Deckers Outdoor Corp. (*)	442	39,793
Discovery Communications, Inc., Class C (*)	1,972	38,493
DXC Technology Co.	2,170	218,150
Eastman Chemical Co.	2,541	268,279
Eaton Corp. PLC	1,850	147,834
eBay, Inc. (*)	3,595	144,663
EchoStar Corp., Class A (*)	388	20,475
Eli Lilly & Co.	1,269	98,183
Energizer Holdings, Inc.	954	56,839
Evercore, Inc., Class A	434	37,845
Exelon Corp.	824	32,144
Express Scripts Holding Co. (*)	1,122	77,508
F5 Networks, Inc. (*)	957	138,392
Facebook, Inc., Class A (*)	1,983	316,864
Fifth Third Bancorp	1,040	33,020
Fiserv, Inc. (*)	1,883	134,277
Five Below, Inc. (*)	1,895	138,979
HCA Healthcare, Inc.	2,207	214,079
Honeywell International, Inc.	1,695	244,944
Hubbell, Inc.	431	52,487
Humana, Inc.	1,039	279,314
Huntsman Corp.	1,176	34,398
ICON PLC (*)	343	40,522
IDEXX Laboratories, Inc. (*)	196	37,512
Insperity, Inc.	597	41,521
Intel Corp.	2,355	122,648
Intercontinental Exchange, Inc.	3,505	254,183
Intuit, Inc.	367	63,619
IPG Photonics Corp. (*)	314	73,281
IQVIA Holdings, Inc. (*)	2,998	294,134
Johnson & Johnson	4,326	554,377
Johnson Controls International PLC	3,823	134,723
JPMorgan Chase & Co.	3,627	398,861
Kimberly-Clark Corp.	1,293	142,398
KLA-Tencor Corp.	1,007	109,773
Kohl’s Corp.	588	38,520
Koppers Holdings, Inc. (*)	604	24,824
L Brands, Inc.	504	19,258
Lam Research Corp.	245	49,774
Lamb Weston Holdings, Inc.	712	41,453
Las Vegas Sands Corp.	1,037	74,560
Lear Corp.	311	57,874
Lockheed Martin Corp.	877	296,365
Lowe’s Cos., Inc.	2,248	197,262
LPL Financial Holdings, Inc.	635	38,779
Marsh & McLennan Cos., Inc.	2,413	199,290

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
MasterCard, Inc., Class A	2,106	$368,887
Maxim Integrated Products, Inc.	1,766	106,349
MetLife, Inc.	1,390	63,787
Michael Kors Holdings, Ltd. (*)	681	42,276
Micron Technology, Inc. (*)	2,267	118,201
Microsoft Corp.	5,036	459,636
Molson Coors Brewing Co., Class B	1,720	129,568
Motorola Solutions, Inc.	1,465	154,265
NetApp, Inc.	1,428	88,093
Newfield Exploration Co. (*)	1,979	48,327
Nordstrom, Inc.	823	39,841
Northrop Grumman Corp.	1,061	370,416
NVIDIA Corp.	727	168,366
NVR, Inc. (*)	17	47,600
Omnicom Group, Inc.	4,693	341,040
Owens Corning	631	50,732
Palo Alto Networks, Inc. (*)	593	107,641
Park Hotels & Resorts, Inc. REIT	924	24,966
Paychex, Inc.	4,974	306,349
PayPal Holdings, Inc. (*)	278	21,092
PepsiCo, Inc.	4,833	527,522
Pfizer, Inc.	8,340	295,987
PG&E Corp.	5,299	232,785
PNM Resources, Inc.	663	25,360
PotlatchDeltic Corp. REIT	672	34,978
Prudential Financial, Inc.	1,399	144,866
Radian Group, Inc.	1,595	30,369
Raytheon Co.	279	60,214
Red Hat, Inc. (*)	1,847	276,145
Regions Financial Corp.	2,732	50,761
Republic Services, Inc.	1,152	76,297
Rockwell Automation, Inc.	830	144,586
Ross Stores, Inc.	6,735	525,195
Royal Caribbean Cruises, Ltd.	1,262	148,588
Ryman Hospitality Properties, Inc. REIT	2,115	163,807
S&P Global, Inc.	1,653	315,822
Sabra Health Care REIT, Inc.	1,104	19,486
Schlumberger, Ltd.	2,750	178,145
Simon Property Group, Inc. REIT	3,344	516,146
Sirius XM Holdings, Inc.	12,432	77,576
Skyworks Solutions, Inc.	1,031	103,368
Snap-on, Inc.	865	127,622
Southwest Airlines Co.	295	16,898
Starbucks Corp.	6,153	356,197
Sysco Corp.	2,216	132,871
T-Mobile US, Inc. (*)	1,176	71,783
Description	Shares	Fair Value
TE Connectivity, Ltd.	820	$81,918
Teradyne, Inc.	2,450	111,990
Texas Instruments, Inc.	877	91,112
The Boeing Co.	2,109	691,499
The Charles Schwab Corp.	3,975	207,574
The Clorox Co.	286	38,069
The Coca-Cola Co.	6,745	292,935
The Estee Lauder Cos., Inc., Class A	1,932	289,259
The Gap, Inc.	2,415	75,348
The Home Depot, Inc.	506	90,189
The J.M. Smucker Co.	1,350	167,414
The Procter & Gamble Co.	775	61,442
The TJX Cos., Inc.	2,547	207,733
The Toro Co.	580	36,221
The Walt Disney Co.	1,099	110,384
Thermo Fisher Scientific, Inc.	1,235	254,978
Time Warner, Inc.	1,493	141,208
U.S. Silica Holdings, Inc.	1,007	25,699
United Continental Holdings, Inc. (*)	314	21,814
United Rentals, Inc. (*)	386	66,674
United Technologies Corp.	1,265	159,162
UnitedHealth Group, Inc.	2,554	546,556
Universal Health Services, Inc., Class B	588	69,625
Unum Group	1,428	67,987
Verizon Communications, Inc.	4,424	211,556
Vertex Pharmaceuticals, Inc. (*)	168	27,381
Visa, Inc., Class A	4,061	485,777
VMware, Inc., Class A (*)	194	23,526
Walmart, Inc.	3,301	293,690
Waste Management, Inc.	3,019	253,958
Welbilt, Inc. (*)	5,445	105,905
Wells Fargo & Co.	504	26,415
Worldpay, Inc., Class A (*)	3,805	312,923
WW Grainger, Inc.	457	128,997
Zoetis, Inc.	4,833	403,604
		29,658,671
Total Common Stocks (Cost $47,495,708)		51,562,256

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 7.2%
Australia | 0.2%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	130	$103,959
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	25	19,586
			123,545

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.2%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	155	$153,760
Canada | 0.6%
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	130	129,119
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	120	119,001
2.621%, 12/22/21	CAD	215	166,868
			414,988
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	134,482
France | 0.4%
Orange SA, 5.375%, 07/08/19	USD	228	235,093
Germany | 0.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	135	192,341
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	2,800	142,845
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	113	86,069
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	85,127
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	122,526
United Kingdom | 0.2%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	100	148,524
United States | 4.5%
Alphabet, Inc., 3.625%, 05/19/21	USD	85	87,580
Amazon.com, Inc., 3.800%, 12/05/24	USD	180	184,475
Apple, Inc.:
2.850%, 02/23/23	USD	28	27,753
3.850%, 05/04/43	USD	220	216,437
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	270	262,223
Citigroup, Inc., 3.320% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	242	189,105
Description	Security Currency	Principal Amount (000)	Fair Value
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	230	$176,784
John Deere Capital Corp., 2.300%, 09/16/19	USD	70	69,594
Johnson & Johnson, 3.625%, 03/03/37	USD	180	178,925
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	125	129,934
Microsoft Corp., 4.450%, 11/03/45	USD	262	289,528
Morgan Stanley, 3.625%, 01/20/27	USD	175	171,180
NIKE, Inc., 2.375%, 11/01/26	USD	190	175,029
Starbucks Corp., 3.100%, 03/01/23	USD	85	85,163
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	180	134,726
3.625%, 01/22/23	USD	145	145,452
The Home Depot, Inc., 2.625%, 06/01/22	USD	175	172,333
United Parcel Service, Inc., 2.350%, 05/16/22	USD	95	92,666
Wells Fargo & Co., 3.100% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	290	225,783
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	125	98,222
			3,112,892
Total Corporate Bonds (Cost $4,914,046)			4,952,192
Foreign Government Obligations | 10.6%
Australia | 0.7%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	200	168,488
3.000%, 03/22/24	AUD	205	159,565
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	205	183,881
			511,934
Bermuda | 0.3%
Government of Bermuda, 4.854%, 02/06/24	USD	200	210,500
Canada | 1.4%
Province of British Columbia, 4.700%, 06/18/37	CAD	175	171,110
Province of Ontario:
2.450%, 06/29/22	USD	175	171,285
1.950%, 01/27/23	CAD	275	209,342
Province of Quebec:
3.500%, 07/29/20	USD	195	198,722

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
1.650%, 03/03/22	CAD	95	$72,116
2.500%, 04/20/26	USD	175	166,980
			989,555
Cayman Islands | 0.2%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	100	105,205
Chile | 0.5%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	100,000	167,305
Republic of Chile, 3.125%, 01/21/26	USD	200	196,250
			363,555
Czech Republic | 0.8%
Czech Republic:
1.100% (PRIBOR 1 Year + 0.650%), 04/18/23 (§)	CZK	4,990	254,940
2.500%, 08/25/28	CZK	5,220	267,496
			522,436
France | 0.5%
Government of France, 1.750%, 06/25/39	EUR	281	373,043
Hungary | 0.4%
Hungary Government Bonds:
6.375%, 03/29/21	USD	114	124,260
5.500%, 06/24/25	HUF	35,430	172,370
			296,630
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 2.250%, 09/01/36	EUR	150	179,732
Japan | 0.3%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	184,074
Mexico | 0.8%
Mexican Bonos, 6.500%, 06/09/22	MXN	6,690	358,298
United Mexican States, 6.750%, 02/06/24	GBP	100	173,095
			531,393
New Zealand | 0.7%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	425	338,116
4.500%, 04/15/27	NZD	180	138,166
			476,282
Norway | 1.0%
City of Oslo Norway:
Description	Security Currency	Principal Amount (000)	Fair Value
4.600%, 06/22/20	NOK	1,000	$135,894
2.300%, 03/14/24	NOK	1,000	129,436
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	200	194,008
Oslo Kommune:
1.600%, 05/05/22	NOK	1,000	125,863
2.350%, 09/04/24	NOK	1,000	127,352
			712,553
Panama | 0.3%
Republic of Panama, 4.000%, 09/22/24	USD	200	205,000
Poland | 0.8%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (§)	PLN	593	174,394
2.500%, 07/25/26	PLN	1,245	350,338
			524,732
Romania | 0.2%
Romanian Government Bonds, 2.875%, 10/28/24	EUR	127	172,284
Singapore | 0.6%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	511	408,636
Spain | 0.2%
Spain Government Bonds, 1.600%, 04/30/25	EUR	131	171,857
Sweden | 0.3%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	198,415
United Kingdom | 0.3%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	138	184,414
Total Foreign Government Obligations (Cost $7,154,420)			7,322,230
Quasi Government Bonds | 0.6%
Canada | 0.4%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	220	171,789
Export Development Canada, 1.800%, 09/01/22	CAD	85	64,982
Hydro-Quebec, 9.625%, 07/15/22	CAD	55	55,231
			292,002
Germany | 0.2%
KFW, 1.125%, 12/23/19	GBP	100	140,905
Total Quasi Government Bonds (Cost $423,198)			432,907

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Supranational Bonds | 1.4%
African Development Bank, 2.375%, 09/23/21	USD	180	$178,189
Asian Development Bank:
1.875%, 04/12/19	USD	140	139,377
1.000%, 12/15/22	GBP	90	124,851
2.125%, 03/19/25	USD	195	183,764
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	220	164,835
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	70	51,799
International Finance Corp., 3.625%, 05/20/20	NZD	175	129,542
Total Supranational Bonds (Cost $976,330)			972,357
US Municipal Bonds | 0.5%
California | 0.4%
California State Build America Bonds, 7.500%, 04/01/34	USD	170	245,208
Georgia | 0.1%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	100	94,378
Total US Municipal Bonds (Cost $349,248)			339,586
US Government Securities | 0.3%
Federal National Mortgage Association 2.625%, 09/06/24 (Cost $173,105)		175,000	173,379
US Treasury Securities | 2.7%
US Treasury Notes:
1.750%, 05/15/23	USD	540	518,327
2.125%, 05/15/25	USD	540	519,716
1.625%, 05/15/26	USD	381	350,209
3.125%, 11/15/41	USD	475	489,787
Total US Treasury Securities (Cost $1,885,505)			1,878,039

Description	Shares	Fair Value
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $869,816)	869,816	$869,816
Description	Fair Value
Total Investments | 99.3% (Cost $64,241,376) (¤)	$68,502,762
Cash and Other Assets in Excess of Liabilities | 0.7%	497,767
Net Assets | 100.0%	$69,000,529

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	90,827	USD	98,869	HSB	05/23/18	$—	$3,483
CHF	42,302	USD	45,162	SSB	06/28/18	—	591
EUR	701,978	USD	863,679	CIT	04/20/18	1,048	—
EUR	1,663,732	USD	2,046,992	HSB	04/20/18	2,466	—
EUR	133,889	USD	166,500	HSB	05/23/18	—	1,181
EUR	164,601	USD	203,500	HSB	05/23/18	—	259
EUR	710,095	USD	889,492	SSB	06/28/18	—	10,208
GBP	49,977	USD	71,430	SSB	06/28/18	—	1,062
JPY	77,748,049	USD	732,180	CIT	04/20/18	—	786
JPY	22,533,228	USD	216,000	CIT	05/23/18	—	3,582
JPY	238,230,267	USD	2,243,634	HSB	04/20/18	—	2,547
JPY	28,667,680	USD	274,744	SSB	06/28/18	—	3,770
KRW	84,156,120	USD	78,081	HSB	06/07/18	1,263	—
KRW	124,731,630	USD	117,400	HSB	06/07/18	200	—
MXN	2,263,670	USD	123,000	HSB	05/23/18	554	—
PLN	547,301	USD	160,900	HSB	05/23/18	—	893
SEK	776,721	USD	96,654	CIT	05/23/18	—	3,303
SEK	1,100,889	USD	137,039	HSB	05/23/18	—	4,728
SGD	235,586	USD	179,027	HSB	05/23/18	850	—
USD	656,322	AUD	827,039	CIT	05/23/18	21,076	—
USD	68,552	AUD	86,393	HSB	05/23/18	2,194	—
USD	232,203	AUD	292,565	JPM	05/23/18	7,485	—
USD	331,904	AUD	429,394	SSB	06/28/18	2,032	—
USD	551,574	CAD	691,491	CIT	05/23/18	14,345	—
USD	159,381	CAD	199,825	HSB	05/23/18	4,134	—
USD	283,296	CAD	355,252	JPM	05/23/18	7,296	—
USD	520,670	CAD	669,163	SSB	06/28/18	428	—
USD	167,070	CLP	101,035,338	CIT	05/08/18	—	257
USD	131,540	CZK	2,690,099	CIT	05/29/18	852	—
USD	209,077	CZK	4,272,807	HSB	05/29/18	1,500	—
USD	171,623	CZK	3,510,761	JPM	05/29/18	1,067	—
USD	65,046	DKK	386,658	SSB	06/28/18	816	—
USD	300,900	EUR	245,725	CIT	05/23/18	—	2,509
USD	23,072	GBP	16,353	CIT	05/23/18	83	—
USD	38,998	GBP	27,637	HSB	05/23/18	147	—
USD	35,493	GBP	25,150	JPM	05/23/18	137	—
USD	198,435	HKD	1,552,286	SSB	06/28/18	97	—
USD	173,897	HUF	43,732,901	JPM	05/23/18	1,100	—
USD	63,199	ILS	219,857	SSB	06/28/18	191	—
USD	55,800	JPY	5,920,910	CIT	04/20/18	101	—
USD	140,806	MXN	2,644,344	CIT	05/23/18	—	3,525
USD	221,744	MXN	4,163,950	HSB	05/23/18	—	5,529
USD	72,630	MXN	1,364,175	JPM	05/23/18	—	1,828
USD	273,112	NOK	2,130,162	CIT	05/23/18	963	—
USD	117,557	NOK	917,076	HSB	05/23/18	392	—
USD	131,672	NOK	1,012,434	HSB	05/23/18	2,324	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	338,745	NOK	2,594,535	SSB	06/28/18	$6,861	$—
USD	106,059	NZD	143,771	CIT	05/23/18	2,174	—
USD	670,795	NZD	908,918	HSB	05/23/18	14,034	—
USD	117,691	NZD	159,484	JPM	05/23/18	2,452	—
USD	176,181	PLN	590,074	CIT	05/23/18	3,670	—
USD	215,317	PLN	721,227	HSB	05/23/18	4,463	—
USD	107,178	PLN	359,171	JPM	05/23/18	2,172	—
USD	156,000	SEK	1,292,273	HSB	05/23/18	687	—
USD	114,476	SEK	931,534	SSB	06/28/18	2,199	—
USD	584,731	SGD	769,623	HSB	05/23/18	—	2,898
USD	109,673	SGD	143,409	SSB	06/28/18	76	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$113,929	$52,939

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 81.1%
Aerospace & Defense | 1.0%
United Technologies Corp.	4,018	$505,545
Banks | 17.7%
Citigroup, Inc. (±)	23,651	1,596,442
Citizens Financial Group, Inc. (±)	46,499	1,952,028
Comerica, Inc. (±)	22,749	2,182,312
Sterling Bancorp (±)	63,843	1,439,660
SunTrust Banks, Inc. (±)	24,738	1,683,173
		8,853,615
Biotechnology | 5.0%
Agios Pharmaceuticals, Inc. (*)	6,085	497,631
Biogen, Inc. (*), (±)	2,707	741,231
BioMarin Pharmaceutical, Inc. (*)	3,257	264,045
Gilead Sciences, Inc. (±)	13,047	983,613
		2,486,520
Capital Markets | 3.2%
Intercontinental Exchange, Inc. (±)	22,353	1,621,040
Communications Equipment | 4.4%
Cisco Systems, Inc. (±)	20,554	881,561
Motorola Solutions, Inc. (±)	12,375	1,303,088
		2,184,649
Diversified Telecommunication Services | 2.0%
AT&T, Inc. (±)	27,992	997,915
Electrical Equipment | 1.0%
Eaton Corp. PLC	6,503	519,655
Energy Equipment & Services | 1.0%
Halliburton Co.	10,632	499,066
Equity Real Estate Investment Trusts (REITs) | 1.0%
Prologis, Inc.	8,355	526,281
Health Care Equipment & Supplies | 3.1%
Danaher Corp. (±)	7,944	777,797
Medtronic PLC (±)	9,757	782,707
		1,560,504
Health Care Providers & Services | 2.6%
Humana, Inc. (±)	2,812	755,950
Molina Healthcare, Inc. (*)	6,603	536,031
		1,291,981
Internet Software & Services | 1.9%
Alphabet, Inc., Class C (*)	536	553,039
eBay, Inc. (*), (±)	9,871	397,209
		950,248
Description	Shares	Fair Value
IT Services | 4.4%
CoreLogic, Inc. (*)	11,738	$530,910
DXC Technology Co. (±)	16,717	1,680,560
		2,211,470
Machinery | 7.1%
Caterpillar, Inc. (±)	4,951	729,678
Deere & Co. (±)	6,289	976,807
Gates Industrial Corp. PLC (±)	56,292	985,673
Kennametal, Inc. (±)	21,223	852,316
		3,544,474
Media | 1.6%
Comcast Corp., Class A (±)	23,116	789,874
Metals & Mining | 1.9%
Steel Dynamics, Inc. (±)	20,966	927,117
Multiline Retail | 3.0%
Dollar Tree, Inc. (*), (±)	16,076	1,525,612
Oil, Gas & Consumable Fuels | 7.5%
ConocoPhillips (±)	33,796	2,003,765
EOG Resources, Inc. (±)	16,406	1,727,059
		3,730,824
Road & Rail | 1.0%
Norfolk Southern Corp.	3,656	496,412
Semiconductors & Semiconductor Equipment | 4.2%
Analog Devices, Inc.	6,186	563,730
Intel Corp. (±)	29,113	1,516,205
		2,079,935
Software | 1.7%
CyberArk Software, Ltd. (*), (±)	16,837	859,024
Specialty Retail | 4.8%
Floor & Decor Holdings, Inc., Class A	21,946	1,143,826
Lowe’s Cos., Inc. (±)	14,090	1,236,397
		2,380,223
Total Common Stocks (Cost $36,898,636)		40,541,984
Short-Term Investments | 62.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $31,217,388)	31,217,388	31,217,388
Total Investments excluding Securities Sold Short | 143.5% (Cost $68,116,024)		71,759,372
Securities Sold Short | (45.2)%
Common Stocks | (45.2)%
Automobiles | (1.3)%
Tesla, Inc. (*)	(2,482)	(660,535)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (continued)
Banks | (0.9)%
United Bankshares, Inc.	(12,550)	$(442,387)
Biotechnology | (1.5)%
Amgen, Inc.	(2,767)	(471,718)
Intrexon Corp. (*)	(18,967)	(290,764)
		(762,482)
Capital Markets | (2.4)%
Janus Henderson Group PLC	(21,531)	(712,461)
Waddell & Reed Financial, Inc., Class A	(23,218)	(469,236)
		(1,181,697)
Commercial Services & Supplies | (2.0)%
Ritchie Bros Auctioneers, Inc.	(24,552)	(772,651)
Stericycle, Inc. (*)	(3,805)	(222,707)
		(995,358)
Communications Equipment | (0.6)%
Infinera Corp. (*)	(29,695)	(322,488)
Construction & Engineering | (1.7)%
Fluor Corp.	(14,570)	(833,695)
Containers & Packaging | (0.7)%
Owens-Illinois, Inc. (*)	(15,816)	(342,575)
Electrical Equipment | (0.5)%
Acuity Brands, Inc.	(1,760)	(244,974)
Equity Real Estate Investment Trusts (REITs) | (3.2)%
AvalonBay Communities, Inc.	(4,809)	(790,888)
Mid-America Apartment Communities, Inc.	(8,590)	(783,752)
		(1,574,640)
Food Products | (0.5)%
Post Holdings, Inc. (*)	(3,461)	(262,205)
Health Care Equipment & Supplies | (0.9)%
Integra LifeSciences Holdings Corp. (*)	(8,424)	(466,184)
Health Care Technology | (0.7)%
athenahealth, Inc. (*)	(2,334)	(333,832)
Hotels, Restaurants & Leisure | (3.3)%
Cracker Barrel Old Country Store, Inc.	(7,009)	(1,115,833)
Jack in the Box, Inc.	(2,965)	(253,003)
The Wendy’s Co.	(14,813)	(259,968)
		(1,628,804)
Internet Software & Services | (0.5)%
TrueCar, Inc. (*)	(28,734)	(271,824)
IT Services | (4.0)%
Amdocs, Ltd.	(8,996)	(600,213)
Cognizant Technology Solutions Corp., Class A	(3,610)	(290,605)
Description	Shares	Fair Value
Convergys Corp.	(21,884)	$(495,016)
Infosys, Ltd. Sponsored ADR	(17,158)	(306,270)
Square, Inc. Class A (*)	(6,443)	(316,996)
		(2,009,100)
Machinery | (1.2)%
Flowserve Corp.	(5,911)	(256,124)
Graco, Inc.	(7,935)	(362,788)
		(618,912)
Media | (2.0)%
Omnicom Group, Inc.	(8,636)	(627,578)
The Interpublic Group of Cos., Inc.	(15,555)	(358,232)
		(985,810)
Multiline Retail | (2.3)%
Macy’s, Inc.	(27,193)	(808,720)
Target Corp.	(4,874)	(338,402)
		(1,147,122)
Pharmaceuticals | (3.3)%
Eli Lilly & Co.	(4,677)	(361,859)
GlaxoSmithKline PLC Sponsored ADR	(11,036)	(431,176)
Roche Holding AG Sponsored ADR	(12,609)	(360,933)
Sanofi ADR	(12,670)	(507,814)
		(1,661,782)
Professional Services | (0.6)%
Equifax, Inc.	(2,526)	(297,588)
Road & Rail | (0.7)%
Canadian National Railway Co.	(4,729)	(345,832)
Semiconductors & Semiconductor Equipment | (0.6)%
Cree, Inc. (*)	(7,213)	(290,756)
Software | (2.5)%
Blackline, Inc. (*)	(9,469)	(371,279)
Workiva, Inc. (*)	(24,018)	(569,227)
Zendesk, Inc. (*)	(6,713)	(321,351)
		(1,261,857)
Specialty Retail | (0.5)%
Sally Beauty Holdings, Inc. (*)	(14,696)	(241,749)
Textiles, Apparel & Luxury Goods | (3.4)%
Hanesbrands, Inc.	(27,056)	(498,371)
NIKE, Inc., Class B	(11,600)	(770,704)
VF Corp.	(5,881)	(435,900)
		(1,704,975)
Thrifts & Mortgage Finance | (1.0)%
New York Community Bancorp, Inc.	(38,728)	(504,626)
Trading Companies & Distributors | (2.4)%
HD Supply Holdings, Inc. (*)	(9,721)	(368,815)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (concluded)
MSC Industrial Direct Co., Inc., Class A	(3,791)	$(347,673)
WW Grainger, Inc.	(1,679)	(473,931)
		(1,190,419)
Total Securities Sold Short (Proceeds $21,590,746)		(22,584,208)
Total Investments | 98.3% (Cost and short proceeds $46,525,278)		$49,175,164
Cash and Other Assets in Excess of Liabilities | 1.7%		835,772
Net Assets | 100.0%		$50,010,936

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 6.2%
Austria | 0.0%
IMMOFINANZ AG	695	$1,810
Canada | 0.1%
ECN Capital Corp.	1,495	3,992
Element Fleet Management Corp.	48	154
Teck Resources, Ltd., Class B	639	16,461
		20,607
China | 0.0%
Vipshop Holdings, Ltd. ADR (*)	100	1,662
Mexico | 0.2%
Cemex SAB de CV Sponsored ADR (*)	5,668	37,522
United States | 5.9%
AK Steel Holding Corp. (*)	9,600	43,488
Allscripts Healthcare Solutions, Inc. (*)	300	3,705
Altra Industrial Motion Corp.	9,379	430,965
American Homes 4 Rent, Class A REIT	1,200	24,096
Atlas Air Worldwide Holdings, Inc. (*)	309	18,679
Bottomline Technologies de, Inc. (*)	587	22,746
Chesapeake Energy Corp. (*), (±)	1,400	4,228
Cisco Systems, Inc.	4,810	206,301
DISH Network Corp., Class A (*)	400	15,156
Dycom Industries, Inc. (*)	100	10,763
Encore Capital Group, Inc. (*)	449	20,295
Ford Motor Co.	469	5,197
Green Plains, Inc.	2,300	38,640
II-VI, Inc. (*)	200	8,180
Intercept Pharmaceuticals, Inc. (*)	600	36,912
Lennar Corp., Class A	531	31,297
Lennar Corp., Class B	11	506
Marriott Vacations Worldwide Corp.	331	44,089
Molson Coors Brewing Co., Class B	300	22,599
Navistar International Corp. (*)	200	6,994
Pandora Media, Inc. (*)	500	2,515
PRA Group, Inc. (*)	100	3,800
Shutterfly, Inc. (*)	179	14,544
The Greenbrier Cos., Inc.	600	30,150
Trinity Industries, Inc.	200	6,526
Western Digital Corp. (±)	112	10,334
Workday, Inc., Class A (*)	400	50,844
		1,113,549
Total Common Stocks (Cost $1,023,403)		1,175,150
Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 62.9%
Bermuda | 0.7%
Golar LNG, Ltd., 2.750%, 02/15/22 (±)	USD	31	$31,597
Teekay Corp., 5.000%, 01/15/23 (±)	USD	112	107,794
			139,391
Canada | 1.8%
Element Fleet Management Corp.:
5.125%, 06/30/19 (±)	CAD	301	226,273
4.250%, 06/30/20 (±)	CAD	57	40,924
First Majestic Silver Corp., 1.875%, 03/01/23 (#), (±)	USD	75	71,108
			338,305
China | 2.1%
China Lodging Group, Ltd., 0.375%, 11/01/22 (#), (±)	USD	90	94,169
Ctrip.com International, Ltd., 1.250%, 09/15/22 (±)	USD	169	175,555
Vipshop Holdings, Ltd., 1.500%, 03/15/19 (±)	USD	19	20,394
Weibo Corp., 1.250%, 11/15/22 (#), (±)	USD	92	106,993
			397,111
Germany | 1.2%
Deutsche Bank AG, 1.000%, 05/01/23 (±)	USD	229	232,469
Japan | 2.9%
ANA Holdings, Inc., 0.000%, 09/16/22 (±)	JPY	10,000	96,800
Kyushu Electric Power Co., Inc.:
0.000%, 03/31/20 (*), (±)	JPY	10,000	97,387
0.000%, 03/31/22 (*), (±)	JPY	10,000	98,327
Mirait Holdings Corp., 0.000%, 12/30/21 (±)	JPY	5,000	59,208
Mitsubishi Chemical Holdings Corp.:
0.000%, 03/30/22 (±)	JPY	10,000	99,385
0.000%, 03/29/24 (±)	JPY	10,000	101,029
			552,136
Mexico | 0.6%
Cemex SAB de CV, 3.720%, 03/15/20 (±)	USD	106	108,916
Monaco | 0.3%
Endeavour Mining Corp., 3.000%, 02/15/23 (#), (±)	USD	62	64,672
Netherlands | 0.6%
Fugro NV, 4.000%, 10/26/21 (±)	EUR	100	115,355

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Russia | 0.3%
Yandex NV, 1.125%, 12/15/18 (±)	USD	56	$56,685
United States | 52.4%
AK Steel Corp., 5.000%, 11/15/19 (±)	USD	30	35,574
Alder Biopharmaceuticals, Inc., 2.500%, 02/01/25 (±)	USD	91	83,652
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (±)	USD	151	151,472
American Residential Properties OP LP, 3.250%, 11/15/18 (#), (±)	USD	232	264,384
Amicus Therapeutics, Inc., 3.000%, 12/15/23 (#), (±)	USD	191	492,246
Apptio, Inc., 0.875%, 04/01/23 (±)	USD	81	79,542
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	7	8,333
CalAmp Corp., 1.625%, 05/15/20 (±)	USD	125	133,291
Carbonite, Inc., 2.500%, 04/01/22 (±)	USD	66	85,928
Carriage Services, Inc., 2.750%, 03/15/21 (±)	USD	97	127,135
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	67	78,453
Chegg, Inc., 0.250%, 05/15/23 (#)	USD	114	114,520
Cheniere Energy, Inc., 4.250%, 03/15/45 (±)	USD	75	58,211
Cleveland-Cliffs, Inc., 1.500%, 01/15/25 (±)	USD	131	141,360
Colony NorthStar, Inc., 3.875%, 01/15/21 (±)	USD	279	261,144
Corium International, Inc., 5.000%, 03/15/25 (±)	USD	77	75,861
Cowen, Inc., 3.000%, 12/15/22 (±)	USD	134	135,241
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	94	103,310
Cypress Semiconductor Corp., 4.500%, 01/15/22 (±)	USD	31	43,251
Encore Capital Group, Inc.:
2.875%, 03/15/21 (±)	USD	107	106,786
3.250%, 03/15/22 (±)	USD	212	246,874
Ensco Jersey Finance, Ltd., 3.000%, 01/31/24 (±)	USD	66	52,718
Envestnet, Inc., 1.750%, 12/15/19 (±)	USD	38	41,686
Description	Security Currency	Principal Amount (000)	Fair Value
Everbridge, Inc., 1.500%, 11/01/22 (±)	USD	38	$47,591
EZCORP, Inc.:
2.125%, 06/15/19 (±)	USD	266	279,674
2.875%, 07/01/24 (#), (±)	USD	23	33,736
Forest City Realty Trust, Inc.:
4.250%, 08/15/18 (±)	USD	159	163,739
3.625%, 08/15/20 (±)	USD	81	84,137
Green Plains, Inc., 3.250%, 10/01/18 (±)	USD	269	282,953
GSV Capital Corp., 4.750%, 03/28/23	USD	30	29,896
HCI Group, Inc., 4.250%, 03/01/37 (#), (±)	USD	40	36,656
Herbalife, Ltd.:
2.000%, 08/15/19 (±)	USD	190	230,166
2.625%, 03/15/24 (±)	USD	114	114,115
Horizon Global Corp., 2.750%, 07/01/22 (±)	USD	79	64,753
HubSpot, Inc., 0.250%, 06/01/22 (#), (±)	USD	30	38,647
IH Merger Sub LLC, 3.000%, 07/01/19 (±)	USD	345	432,542
Innoviva, Inc.:
2.125%, 01/15/23 (±)	USD	188	201,237
2.500%, 08/15/25 (±)	USD	41	47,993
Intel Corp., 3.250%, 08/01/39 (±)	USD	40	99,498
Invacare Corp., 5.000%, 02/15/21 (±)	USD	250	314,526
Jazz Investments I, Ltd., 1.500%, 08/15/24 (±)	USD	75	73,133
Kaman Corp., 3.250%, 05/01/24 (±)	USD	139	157,687
Knowles Corp., 3.250%, 11/01/21 (±)	USD	76	78,947
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	235	165,832
3.750%, 02/15/30 (±)	USD	185	126,598
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (±)	USD	76	79,692
Ligand Pharmaceuticals, Inc., 0.750%, 08/15/19 (±)	USD	15	32,824
Live Nation Entertainment, Inc., 2.500%, 03/15/23 (±)	USD	150	151,002
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	125	147,778
Nabors Industries, Inc., 0.750%, 01/15/24 (#), (±)	USD	23	17,214
Navistar International Corp.:
4.500%, 10/15/18 (±)	USD	94	95,081
4.750%, 04/15/19 (±)	USD	167	171,591

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	38	$45,631
NuVasive, Inc., 2.250%, 03/15/21 (±)	USD	106	116,434
ON Semiconductor Corp., 1.000%, 12/01/20 (±)	USD	95	135,582
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	38	34,485
Pacira Pharmaceuticals, Inc., 2.375%, 04/01/22	USD	30	27,521
Palo Alto Networks, Inc., 0.000%, 07/01/19 (±)	USD	84	138,603
PDL BioPharma, Inc., 2.750%, 12/01/21 (±)	USD	127	129,283
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	210	202,387
3.500%, 06/01/23 (±)	USD	182	194,904
Q2 Holdings, Inc., 0.750%, 02/15/23 (±)	USD	106	108,363
Quidel Corp., 3.250%, 12/15/20 (±)	USD	36	62,269
Radius Health, Inc., 3.000%, 09/01/24 (±)	USD	182	182,910
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	64	62,035
RH, 0.000%, 06/15/19 (±)	USD	94	97,304
RWT Holdings, Inc., 5.625%, 11/15/19 (±)	USD	154	154,770
Sarepta Therapeutics, Inc., 1.500%, 11/15/24 (±)	USD	76	94,712
SEACOR Holdings, Inc., 3.000%, 11/15/28 (±)	USD	136	131,415
ServiceNow, Inc., 0.000%, 06/01/22 (±)	USD	46	60,934
Silicon Laboratories, Inc., 1.375%, 03/01/22 (±)	USD	19	21,945
Starwood Property Trust, Inc., 4.375%, 04/01/23 (±)	USD	31	31,155
Team, Inc., 5.000%, 08/01/23 (±)	USD	94	92,831
Teladoc, Inc., 3.000%, 12/15/22 (±)	USD	77	90,985
TerraVia Holdings, Inc., 5.000%, 10/01/19 (П)	USD	216	22,680
Tesla, Inc.:
0.250%, 03/01/19	USD	105	104,656
2.375%, 03/15/22 (±)	USD	76	79,170
The Medicines Co.:
2.500%, 01/15/22 (±)	USD	114	131,124
2.750%, 07/15/23 (±)	USD	21	20,163
Description	Security Currency	Principal Amount (000)	Fair Value
Transocean, Inc., 0.500%, 01/30/23 (±)	USD	77	$87,408
Trinity Industries, Inc., 3.875%, 06/01/36 (±)	USD	76	103,579
Tutor Perini Corp., 2.875%, 06/15/21 (±)	USD	135	142,233
Veeco Instruments, Inc., 2.700%, 01/15/23 (±)	USD	189	171,555
Verint Systems, Inc., 1.500%, 06/01/21 (±)	USD	49	47,702
Vishay Intertechnology, Inc.:
2.250%, 11/15/40 (±)	USD	19	27,908
2.250%, 05/15/41 (±)	USD	33	36,960
Wayfair, Inc., 0.375%, 09/01/22 (±)	USD	61	57,920
			9,969,726
Total Convertible Corporate Bonds (Cost $11,806,592)			11,974,766

Description		Shares	Fair Value
Preferred Stocks | 1.0%
China | 0.8%
Mandatory Exchangeable Trust (#)		752	153,837
United States | 0.2%
Virtus Investment Partners, Inc. (±)		304	32,716
Total Preferred Stocks (Cost $184,729)			186,553
Exchange-Traded Funds | 5.3%
Energy Select Sector SPDR Fund		1,200	80,892
iShares Russell 2000 ETF		1,200	182,196
PowerShares QQQ Trust Series 1		429	68,696
SPDR S&P 500 ETF Trust (±)		2,400	631,560
SPDR S&P Retail ETF		1,200	53,160
Total Exchange-Traded Funds (Cost $992,676)			1,016,504

Description	Counterparty	Notional Amount	Number of Contracts	Fair Value
Purchased Options | 0.0%
Call
Navistar International Corp. 35, Expires 04/20/18	RBS	$400	4	$616
Navistar International Corp. 40, Expires 04/20/18	RBS	300	3	15
ON Semiconductor Corp. 26, Expires 04/20/18	RBS	500	5	200

Description	Counterparty	Notional Amount	Number of Contracts	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Red Hat, Inc. 155, Expires 04/20/18	RBS	$200	2	$430
ZIillow Group, Inc. 60, Expires 04/20/18	RBS	400	4	80
Put
Teradyne, Inc. 45, Expires 04/20/18	RBS	400	4	440
Total Purchased Options (Cost $2,393)				1,781

Description	Shares	Fair Value
Short-Term Investments | 71.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $13,517,374)	13,517,374	$13,517,374
Total Investments excluding Securities Sold Short | 146.5% (Cost $27,527,167)		27,872,128
Securities Sold Short | (43.9)%
Common Stocks | (34.5)%
Austria | 0.0%
IMMOFINANZ AG	(695)	(1,810)
Bermuda | (0.3)%
Golar LNG, Ltd.	(481)	(13,160)
Teekay Corp.	(5,405)	(43,727)
		(56,887)
Canada | (0.2)%
ECN Capital Corp.	(1,495)	(3,992)
Element Fleet Management Corp.	(48)	(154)
First Majestic Silver Corp. (*)	(4,465)	(27,281)
Teck Resources, Ltd., Class B	(639)	(16,461)
		(47,888)
China | (1.4)%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	(749)	(137,471)
China Lodging Group, Ltd. Sponsored ADR	(237)	(31,215)
Ctrip.com International, Ltd. ADR (*)	(558)	(26,014)
Vipshop Holdings, Ltd. ADR (*)	(452)	(7,512)
Weibo Corp. Sponsored ADR (*)	(488)	(58,336)
		(260,548)
Japan | (1.0)%
ANA Holdings, Inc.	(600)	(23,211)
Description	Shares	Fair Value
Kyushu Electric Power Co., Inc.	(5,500)	$(66,438)
Mirait Holdings Corp.	(2,800)	(44,922)
Mitsubishi Chemical Holdings Corp.	(6,700)	(65,067)
		(199,638)
Mexico | (0.3)%
Cemex SAB de CV Sponsored ADR (*)	(9,118)	(60,361)
Monaco | (0.2)%
Endeavour Mining Corp. (Canada) (*)	(1,038)	(19,151)
Endeavour Mining Corp. (United States) (*)	(622)	(11,383)
		(30,534)
Netherlands | (0.2)%
Fugro NV (*)	(2,469)	(32,703)
Russia | (0.1)%
Yandex NV Class A (*)	(294)	(11,598)
United States | (30.8)%
AK Steel Holding Corp. (*)	(14,349)	(65,001)
Alder Biopharmaceuticals, Inc. (*)	(3,146)	(39,954)
Allscripts Healthcare Solutions, Inc. (*)	(3,136)	(38,730)
Altra Industrial Motion Corp.	(9,379)	(430,965)
American Homes 4 Rent, Class A REIT	(10,777)	(216,402)
Amicus Therapeutics, Inc. (*)	(29,017)	(436,416)
Apptio, Inc., Class A (*)	(1,268)	(35,935)
Atlas Air Worldwide Holdings, Inc. (*)	(384)	(23,213)
Bottomline Technologies de, Inc. (*)	(587)	(22,746)
CalAmp Corp. (*)	(2,430)	(55,598)
Carbonite, Inc. (*)	(1,774)	(51,091)
Carriage Services, Inc.	(3,193)	(88,318)
Chart Industries, Inc. (*)	(797)	(47,047)
Chegg, Inc. (*)	(1,616)	(33,387)
Cheniere Energy, Inc. (*)	(216)	(11,545)
Chesapeake Energy Corp. (*)	(1,400)	(4,228)
Cisco Systems, Inc.	(4,810)	(206,301)
Cleveland-Cliffs, Inc. (*)	(13,151)	(91,399)
Corium International, Inc. (*)	(3,144)	(36,062)
Cowen, Inc. (*)	(5,130)	(67,716)
CSG Systems International, Inc.	(619)	(28,035)
Cypress Semiconductor Corp.	(1,681)	(28,510)
DISH Network Corp., Class A (*)	(400)	(15,156)
Dycom Industries, Inc. (*)	(100)	(10,763)
Encore Capital Group, Inc. (*)	(3,975)	(179,670)
Ensco PLC	(2,445)	(10,734)
Envestnet, Inc. (*)	(325)	(18,623)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Everbridge, Inc. (*)	(871)	$(31,879)
EZCORP, Inc. Class A (*)	(7,670)	(101,244)
Ford Motor Co.	(469)	(5,197)
Forest City Realty Trust, Inc., Class A REIT	(3,786)	(76,704)
Green Plains, Inc.	(8,907)	(149,638)
GSV Capital Corp. (*)	(1,135)	(8,558)
HCI Group, Inc.	(461)	(17,592)
Herbalife, Ltd. (*)	(2,193)	(213,752)
Horizon Global Corp. (*)	(1,592)	(13,118)
HubSpot, Inc. (*)	(236)	(25,559)
II-VI, Inc. (*)	(200)	(8,180)
Innoviva, Inc. (*)	(7,190)	(119,857)
Intel Corp.	(1,941)	(101,087)
Intercept Pharmaceuticals, Inc. (*)	(600)	(36,912)
Invacare Corp.	(11,860)	(206,364)
Invitation Homes, Inc. REIT	(14,942)	(341,126)
Jazz Pharmaceuticals PLC (*)	(176)	(26,574)
Kaman Corp.	(1,235)	(76,718)
Knowles Corp. (*)	(2,211)	(27,836)
Lennar Corp., Class A	(531)	(31,297)
Lennar Corp., Class B	(11)	(506)
Liberty Media Corp-Liberty Formula One (*)	(1,350)	(41,648)
Ligand Pharmaceuticals, Inc. (*)	(132)	(21,801)
Live Nation Entertainment, Inc. (*)	(315)	(13,274)
Marriott Vacations Worldwide Corp.	(331)	(44,089)
Meritor, Inc. (*)	(102)	(2,097)
Microchip Technology, Inc.	(1,370)	(125,163)
Molson Coors Brewing Co., Class B	(300)	(22,599)
Nabors Industries, Ltd.	(201)	(1,405)
Navistar International Corp. (*)	(750)	(26,228)
Nutanix, Inc., Class A (*)	(584)	(28,680)
NuVasive, Inc. (*)	(734)	(38,322)
ON Semiconductor Corp. (*)	(4,159)	(101,729)
OSI Systems, Inc. (*)	(199)	(12,989)
Pacira Pharmaceuticals, Inc. (*)	(225)	(6,997)
Palo Alto Networks, Inc. (*)	(726)	(131,784)
Pandora Media, Inc. (*)	(500)	(2,515)
PDL BioPharma, Inc. (*)	(24,186)	(71,107)
PRA Group, Inc. (*)	(3,033)	(115,254)
Q2 Holdings, Inc. (*)	(1,068)	(48,647)
Quidel Corp. (*)	(1,230)	(63,726)
Radius Health, Inc. (*)	(2,632)	(94,594)
Redwood Trust, Inc. REIT	(1,114)	(17,234)
RH (*)	(329)	(31,347)
Sarepta Therapeutics, Inc. (*)	(833)	(61,717)
SEACOR Holdings, Inc. (*)	(490)	(25,039)
Description	Shares	Fair Value
ServiceNow, Inc. (*)	(261)	$(43,182)
Shutterfly, Inc. (*)	(179)	(14,544)
Silicon Laboratories, Inc. (*)	(135)	(12,136)
Starwood Property Trust, Inc. REIT	(255)	(5,342)
Team, Inc. (*)	(2,946)	(40,508)
Teladoc, Inc. (*)	(1,250)	(50,375)
Tesla, Inc. (*)	(238)	(63,339)
The Greenbrier Cos., Inc.	(600)	(30,150)
The Medicines Co. (*)	(2,645)	(87,126)
Transocean, Ltd. (*)	(5,536)	(54,806)
Trinity Industries, Inc.	(2,863)	(93,420)
Tutor Perini Corp. (*)	(1,980)	(43,659)
Veeco Instruments, Inc. (*)	(2,202)	(37,434)
Verint Systems, Inc. (*)	(280)	(11,928)
Virtus Investment Partners, Inc.	(198)	(24,512)
Vishay Intertechnology, Inc.	(2,897)	(53,884)
Voya Financial, Inc.	(1,145)	(57,823)
Wayfair, Inc., Class A (*)	(358)	(24,176)
Workday, Inc., Class A (*)	(400)	(50,844)
		(5,862,416)
Total Common Stocks (Proceeds $6,233,013)		(6,564,383)
Exchange-Traded Funds | (9.3)%
Energy Select Sector SPDR Fund	(1,200)	(80,892)
iShares 7-10 Year Treasury Bond ETF	(7,977)	(823,147)
iShares Russell 2000 ETF	(1,200)	(182,196)
SPDR S&P 500 ETF Trust	(2,400)	(631,560)
SPDR S&P Retail ETF	(1,200)	(53,160)
Total Exchange-Traded Funds (Proceeds $1,757,778)		(1,770,955)

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | (0.1)%
United States | (0.1)%
Western Digital Corp. 1.500%, 02/01/24 (Proceeds $25,982)	USD	(23)	$(24,876)
Total Securities Sold Short (Proceeds $8,016,773)			(8,360,214)
Total Investments | 102.6% (Cost and short proceeds $19,510,394) (¤)			$19,511,914
Liabilities in Excess of Cash and Other Assets | (2.6)%			(487,948)
Net Assets | 100.0%			$19,023,966

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	203,000	USD	156,860	SSB	06/15/18	$921	$—
USD	401,522	CAD	515,000	SSB	06/15/18	1,241	—
USD	27,391	EUR	22,000	SSB	06/15/18	178	—
USD	383,876	JPY	40,789,000	SSB	06/15/18	—	1,295
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,340	$1,295

Written Options open at March 31, 2018:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Navistar International Corp. 31	RBS	4	$31.00	04/20/18	$400	$278	$(180)
ON Semiconductor Corp. 25	RBS	5	25.00	04/20/18	500	351	(625)
Red Hat, Inc. 135	RBS	2	135.00	04/20/18	200	290	(144)
Zillow Group, Inc. 50	RBS	4	50.00	04/20/18	400	194	(268)
Total Written Options		15				$1,113	$(1,217)

The Lazard Funds, Inc. Notes to Portfolios of Investments March 31, 2018 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2018, the percentage of net assets for each Portfolio was as follows:
Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.1%
Emerging Markets Equity Advantage	0.5
Emerging Markets Multi-Asset	3.3
Emerging Markets Debt	9.2
Explorer Total Return	15.6
Emerging Markets Income	4.0
US Corporate Income	44.7
US Short Duration Fixed Income	2.3
Global Fixed Income	1.3
Global Dynamic Multi-Asset	0.5
Enhanced Opportunities	7.8

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2018.
( ¶)	Date shown is the next perpetual call date.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2018 which may step up at a future date.
(П)	Issue in default.
(¤)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(∆)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Portfolio.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended March 31, 2018 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2017	Gross Additions	Gross Reductions	Number of Shares Held at March 31, 2018	Fair Value at March 31, 2018	Investment Income	Realized Gain (Loss)
PPC, Ltd.	83,815,165	—	—	83,815,165	$55,735,833	$—	$—
Weichai Power Co., Ltd., Class H	142,098,288	—	—	142,098,288	160,617,607	—	—
Total Affiliated Securities (Fair Value is 1.62% of Net Assets)					$216,353,440	$—	$—

Security Abbreviations:

ADR	-	American Depositary Receipt	NTN-B	-	Brazil Sovereign “Nota do Tesouro Nacional” Series B
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks	NTN-F	-	Brazil Sovereign “Nota do Tesouro Nacional” Series F
BBSW	-	Bank Bill Swap Reference Rate	NVDR	-	Non-Voting Depository Receipt
ETF	-	Exchange-Traded Fund	PJSC	-	Public Joint Stock Company
GDR	-	Global Depositary Receipt	PRIBOR	-	Prague Interbank Offered Rate
JSC	-	Joint Stock Company	REIT	-	Real Estate Investment Trust
LIBOR	-	London Interbank Offered Rate	WIBOR	-	Warsaw Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentinian Peso	KZT	-	Kazakhstan Tenge
AUD	-	Australian Dollar	LKR	-	Sri Lankan Rupee
BRL	-	Brazilian Real	MXN	-	Mexican New Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NGN	-	Nigerian Naira
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CNY	-	Chinese Renminbi	NZD	-	New Zealand Dollar
COP	-	Colombian Peso	PEN	-	Peruvian Nuevo Sol
CZK	-	Czech Koruna	PHP	-	Philippine Peso
DKK	-	Danish Krone	PLN	-	Polish Zloty
DOP	-	Dominican Republic Peso	RON	-	New Romanian Leu
EGP	-	Egyptian Pound	RUB	-	Russian Ruble
EUR	-	Euro	SEK	-	Swedish Krona
GBP	-	British Pound Sterling	SGD	-	Singapore Dollar
GHS	-	Ghanaian Cedi	THB	-	Thai Baht
HKD	-	Hong Kong Dollar	TRY	-	New Turkish Lira
HUF	-	Hungarian Forint	TWD	-	Taiwan Dollar
IDR	-	Indonesian Rupiah	UAH	-	Ukranian Hrynia
ILS	-	Israeli Shekel	USD	-	United States Dollar
INR	-	Indian Rupee	UYU	-	Uruguayan Peso
JPY	-	Japanese Yen	ZAR	-	South African Rand
KRW	-	South Korean Won

Counterparty Abbreviations:

BNP	-	BNP Paribas SA	JPMS	-	JPMorgan Securities, Inc.
BOA	-	Bank of America NA	MEL	-	The Bank of New York Mellon Corp.
BRC	-	Barclays Bank PLC	RBC	-	Royal Bank of Canada
CAN	-	Canadian Imperial Bank of Commerce	RBS	-	RBS Securities, Inc.
CIT	-	Citibank NA	SCB	-	Standard Chartered Bank
GSC	-	Goldman Sachs International	SSB	-	State Street Bank and Trust Co.
HSB	-	HSBC Bank USA NA	UBS	-	UBS AG
JPM	-	JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio
Industry†
Aerospace & Defense	1.2%	1.4%	4.9%
Air Freight & Logistics	0.9	0.8	—
Airlines	1.6	1.4	—
Auto Components	4.0	4.3	7.0
Automobiles	1.3	—	—
Banks	8.7	8.2	12.1
Beverages	3.9	3.4	4.0
Biotechnology	2.2	2.5	2.7
Building Products	3.0	2.1	—
Capital Markets	1.3	—	—
Chemicals	2.7	—	—
Construction & Engineering	2.0	1.9	—
Containers & Packaging	—	—	2.5
Diversified Telecommunication Services	3.1	2.5	—
Electric Utilities	1.4	1.2	—
Electrical Equipment	—	1.0	—
Energy Equipment & Services	0.7	—	—
Health Care Equipment & Supplies	2.0	2.1	4.3
Health Care Providers & Services	0.9	0.9	—
Hotels, Restaurants & Leisure	1.7	1.8	3.9
Household Durables	1.0	0.9	—
Industrial Conglomerates	—	0.8	—
Insurance	7.1	10.3	7.6
Internet Software & Services	—	4.9	5.9
IT Services	2.8	3.5	3.6
Leisure Products	1.2	—	3.6
Machinery	2.1	2.2	2.1
Marine	0.7	—	—
Media	1.2	—	—
Metals & Mining	2.4	1.8	2.9
Multiline Retail	3.0	2.1	—
Oil, Gas & Consumable Fuels	6.8	5.2	4.6
Personal Products	3.2	3.1	—
Pharmaceuticals	3.0	2.1	—
Professional Services	2.2	2.1	5.5
Real Estate Management & Development	2.6	2.4	—
Road & Rail	0.9	0.9	—
Semiconductors & Semiconductor Equipment	1.6	3.4	4.5
Software	3.7	3.5	7.8
Specialty Retail	0.7	0.9	—
Technology Hardware, Storage & Peripherals	—	1.5	—
Textiles, Apparel & Luxury Goods	—	0.8	—
Tobacco	2.4	2.1	3.6
Trading Companies & Distributors	3.1	2.6	—
Water Utilities	—	0.8	2.2
Wireless Telecommunication Services	2.2	2.3	3.1
Subtotal	96.5	95.7	98.4
Short-Term Investments	3.3	3.7	1.2
Total Investments	99.8%	99.4%	99.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry†
Aerospace & Defense	4.2%	0.5%	—%
Airlines	—	2.8	—
Auto Components	1.2	2.4	1.2
Automobiles	—	2.3	—
Banks	8.7	10.9	1.1
Beverages	6.5	0.4	1.1
Biotechnology	2.5	2.4	—
Building Products	3.1	1.6	3.2
Capital Markets	3.6	2.2	4.4
Chemicals	—	4.1	0.8
Commercial Services & Suppliers	—	—	1.8
Construction & Engineering	—	1.8	—
Consumer Finance	1.6	—	1.1
Containers & Packaging	—	0.2	2.6
Diversified Financial Services	0.8	1.3	4.1
Diversified Telecommunication Services	—	1.0	3.0
Electric Utilities	—	2.2	—
Electrical Equipment	—	0.5	1.0
Electronic Equipment, Instruments & Components	1.4	2.1	4.9
Energy Equipment & Services	—	—	1.7
Equity Real Estate Investment Trusts (REITs)	—	0.3	2.2
Food & Staples Retailing	—	1.2	—
Food Products	1.0	4.0	0.9
Gas Utilities	—	0.3	—
Health Care Equipment & Supplies	1.0	0.4	—
Health Care Providers & Services	1.1	0.1	1.2
Health Care Technology	—	—	1.3
Hotels, Restaurants & Leisure	1.6	2.8	2.8
Household Durables	—	3.6	2.6
Industrial Conglomerates	—	1.2	—
Insurance	9.8	7.0	1.6
Internet & Catalog Retail	—	0.3	—
Internet Software & Services	2.6	0.2	5.7
IT Services	3.1	1.1	1.3
Leisure Products	2.1	—	—
Life Sciences Tools & Services	—	0.2	1.3
Machinery	4.7	2.1	10.3
Marine	—	—	0.8
Media	7.1	0.2	5.3
Metals & Mining	1.0	2.1	1.2
Multiline Retail	3.6	—	0.9
Multi-Utilities	—	0.7	—
Oil, Gas & Consumable Fuels	5.0	7.3	0.8
Paper & Forest Products	—	0.1	—
Personal Products	1.6	3.2	—
Pharmaceuticals	—	6.8	—
Professional Services	2.2	1.8	4.2
Real Estate Management & Development	2.7	4.5	8.8
Road & Rail	—	0.4	—
Semiconductors & Semiconductor Equipment	2.7	2.1	0.8

Software	3.5	0.8	3.0
Specialty Retail	—	0.7	2.1
Technology Hardware, Storage & Peripherals	—	1.3	0.6
Textiles, Apparel & Luxury Goods	—	—	3.9
Thrifts & Mortgage Finance	1.2	—	—
Tobacco	3.2	0.6	—
Trading Companies & Distributors	1.5	1.1	1.7
Wireless Telecommunication Services	—	3.5	—
Subtotal	95.9	100.7	97.3
Short-Term Investments	4.3	2.1	2.9
Total Investments	100.2%	102.8%	100.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Industry†
Aerospace & Defense	—%	2.0%	2.4%	2.9%	—%	—%
Airlines	—	—	—	2.0	—	1.1
Auto Components	—	1.3	—	0.2	1.5	0.9
Automobiles	—	—	—	0.3	3.2	3.3
Banks	—	7.2	8.5	3.3	26.2	20.3
Beverages	—	7.1	6.5	1.4	1.7	0.8
Biotechnology	—	3.2	3.3	1.6	—	—
Building Products	—	1.8	—	0.3	—	—
Capital Markets	—	5.6	6.5	3.6	—	—
Chemicals	3.9	1.0	—	1.6	—	4.1
Commercial Services & Suppliers	9.6	—	—	2.0	—	—
Communications Equipment	4.2	2.3	1.1	0.6	—	—
Construction & Engineering	—	—	—	0.3	—	—
Construction Materials	—	—	—	—	1.8	1.7
Consumer Finance	—	—	—	0.3	—	—
Containers & Packaging	—	0.8	—	1.6	—	—
Distributors	—	—	—	—	1.3	—
Diversified Consumer Services	4.6	—	—	—	—	1.3
Diversified Financial Services	—	—	—	0.1	—	1.8
Diversified Telecommunication Services	—	—	—	2.9	2.1	1.9
Electric Utilities	12.6	—	—	2.7	—	—
Electrical Equipment	—	2.1	0.8	0.6	—	—
Electronic Equipment, Instruments & Components	—	1.3	—	1.6	1.6	2.3
Energy Equipment & Services	—	1.3	1.1	—	—	0.7
Equity Real Estate Investment Trusts (REITs)	—	—	—	2.6	—	—
Food & Staples Retailing	—	—	—	3.7	2.4	—
Food Products	—	1.1	—	2.4	—	0.8
Gas Utilities	—	—	—	0.2	1.0	—
Health Care Equipment & Supplies	4.3	—	2.2	—	—	—
Health Care Providers & Services	8.1	—	—	3.3	0.8	—
Health Care Technology	—	—	—	0.2	—	—
Hotels, Restaurants & Leisure	6.0	1.9	2.2	5.8	—	—
Household Durables	—	—	1.5	1.2	1.2	2.1
Household Products	—	—	—	1.5	0.7	—
Independent Power and Renewable Electricity Producers	—	—	—	—	—	0.6
Industrial Conglomerates	—	1.7	0.9	1.7	2.2	1.5
Insurance	—	7.7	8.8	4.5	3.6	3.9
Internet & Catalog Retail	—	—	0.9	—	—	1.2
Internet Software & Services	1.8	5.9	7.2	0.3	3.7	12.7
IT Services	2.0	7.2	7.6	4.5	6.2	—
Leisure Products	—	1.0	—	—	—	—
Life Sciences Tools & Services	—	3.5	1.7	0.7	—	0.4
Machinery	—	1.7	2.4	1.2	1.2	—
Media	8.6	—	6.8	3.0	—	1.9
Metals & Mining	—	0.8	0.9	2.4	2.1	4.2
Multiline Retail	—	1.5	1.4	0.2	0.7	—
Multi-Utilities	3.2	—	—	2.0	—	—
Oil, Gas & Consumable Fuels	—	—	1.6	5.2	7.8	6.2
Paper & Forest Products	—	—	—	0.6	—	1.1
Personal Products	—	3.2	—	1.5	0.7	1.1

Pharmaceuticals	—	3.6	1.7	3.7	—	—
Professional Services	3.3	4.8	1.0	0.3	—	—
Real Estate Management & Development	—	1.4	2.0	4.5	—	0.4
Road & Rail	—	1.4	1.2	1.4	0.3	1.0
Semiconductors & Semiconductor Equipment	3.9	1.8	2.8	2.3	6.8	8.5
Software	6.7	3.5	9.1	1.3	—	0.9
Specialty Retail	—	1.9	—	2.9	1.0	—
Technology Hardware, Storage & Peripherals	—	1.8	—	—	4.2	5.8
Textiles, Apparel & Luxury Goods	2.1	—	1.5	1.1	—	—
Thrifts & Mortgage Finance	—	0.6	—	—	—	—
Tobacco	—	0.8	2.2	—	1.0	0.4
Trading Companies & Distributors	—	1.3	1.5	1.0	—	0.8
Transportation Infrastructure	3.7	—	—	0.4	1.1	1.2
Water Utilities	5.4	—	—	—	0.6	—
Wireless Telecommunication Services	—	—	—	0.7	8.6	0.9
Subtotal	94.0	97.1	99.3	98.2	97.3	97.8
Short-Term Investments	5.5	2.6	2.8	2.1	2.5	2.3
Total Investments	99.5%	99.7%	102.1%	100.3%	99.8%	100.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
Industry†
Aerospace & Defense	1.4%	—%
Air Freight & Logistics	0.6	—
Airlines	—	1.1
Auto Components	0.1	0.2
Automobiles	0.9	2.0
Banks	24.1	17.3
Beverages	—	0.3
Biotechnology	—	0.4
Building Products	—	0.4
Capital Markets	—	1.5
Chemicals	—	2.8
Construction & Engineering	2.0	0.3
Construction Materials	2.0	0.3
Consumer Finance	2.3	0.2
Diversified Consumer Services	—	0.2
Diversified Financial Services	—	1.2
Diversified Telecommunication Services	—	1.5
Electric Utilities	—	1.4
Electrical Equipment	1.0	0.5
Electronic Equipment, Instruments & Components	2.2	2.4
Energy Equipment & Services	0.8	—
Food & Staples Retailing	1.2	2.3
Food Products	0.3	2.3
Gas Utilities	1.7	0.5
Health Care Equipment & Supplies	—	0.8
Health Care Providers & Services	—	0.2
Hotels, Restaurants & Leisure	0.8	0.6
Household Durables	2.6	1.0
Household Products	—	0.2
Industrial Conglomerates	—	0.9
Insurance	2.2	3.3
Internet & Catalog Retail	0.7	0.5
Internet Software & Services	12.7	10.3
IT Services	—	3.2
Machinery	4.3	1.0
Media	0.3	1.9
Metals & Mining	3.0	3.0
Multiline Retail	—	0.4
Oil, Gas & Consumable Fuels	8.5	8.5
Paper & Forest Products	—	1.0
Personal Products	—	0.8
Pharmaceuticals	2.0	2.1
Real Estate Management & Development	—	3.4
Semiconductors & Semiconductor Equipment	7.4	6.0
Software	3.6	0.2
Specialty Retail	1.7	1.3
Technology Hardware, Storage & Peripherals	4.1	5.5
Textiles, Apparel & Luxury Goods	1.4	0.7
Tobacco	—	0.5

Transportation Infrastructure	—	0.6
Water Utilities	0.6	0.4
Wireless Telecommunication Services	0.8	2.8
Subtotal	97.3	100.2
Short-Term Investments	2.9	1.5
Total Investments	100.2%	101.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Emerging Markets Equity Blend Portfolio
Industry†
Air Freight & Logistics	0.7%
Auto Components	1.5
Automobiles	1.2
Banks	22.5
Beverages	0.8
Capital Markets	0.5
Chemicals	1.3
Commercial Services & Suppliers	0.4
Construction & Engineering	1.5
Construction Materials	1.7
Consumer Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.7
Diversified Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	2.1
Food & Staples Retailing	1.1
Food Products	0.3
Gas Utilities	1.1
Health Care Equipment & Supplies	0.3
Hotels, Restaurants & Leisure	1.3
Household Durables	2.1
Household Products	0.5
Industrial Conglomerates	0.8
Insurance	2.1
Internet Software & Services	8.3
IT Services	2.7
Machinery	1.4
Media	0.9
Metals & Mining	2.2
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	1.6
Real Estate Management & Development	0.2
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	7.8
Software	2.8
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	5.0
Textiles, Apparel & Luxury Goods	0.7
Thrifts & Mortgage Finance	0.5
Tobacco	0.3
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.6
Water Utilities	1.7
Wireless Telecommunication Services	3.3
Subtotal	96.9
Short-Term Investments	4.0
Total Investments	100.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Emerging Markets Multi-Asset Portfolio	Lazard Emerging Markets Debt Portfolio
Industry†
Air Freight & Logistics	0.5%	—%
Auto Components	1.0	—
Automobiles	0.8	—
Banks	16.6	2.8
Beverages	0.6	—
Capital Markets	0.4	—
Chemicals	0.9	—
Commercial Services & Suppliers	0.2	—
Communications Equipment	0.3	0.1
Construction & Engineering	1.1	—
Construction Materials	1.2	—
Consumer Finance	0.1	—
Containers & Packaging	0.1	—
Diversified Consumer Services	0.4	—
Diversified Financial Services	0.6	1.7
Diversified Telecommunication Services	0.5	0.4
Electric Utilities	0.3	1.9
Electronic Equipment, Instruments & Components	1.4	—
Energy Equipment & Services	—	0.1
Food & Staples Retailing	0.9	—
Food Products	0.2	—
Gas Utilities	0.8	—
Health Care Equipment & Supplies	0.3	—
Hotels, Restaurants & Leisure	0.8	—
Household Durables	1.4	—
Household Products	0.4	—
Independent Power and Renewable Electricity Producers	0.2	0.7
Industrial Conglomerates	0.5	—
Insurance	1.5	—
Internet Software & Services	5.8	—
IT Services	1.9	—
Machinery	0.8	—
Media	0.5	0.2
Metals & Mining	1.8	0.8
Oil, Gas & Consumable Fuels	6.2	1.7
Pharmaceuticals	1.1	—
Real Estate Management & Development	0.1	—
Road & Rail	0.9	—
Semiconductors & Semiconductor Equipment	5.3	—
Software	1.9	—
Specialty Retail	1.2	—
Technology Hardware, Storage & Peripherals	3.5	—
Textiles, Apparel & Luxury Goods	0.4	—
Thrifts & Mortgage Finance	0.3	0.1
Tobacco	0.2	—
Trading Companies & Distributors	0.4	—
Transportation Infrastructure	0.4	—
Water Utilities	1.1	—

Wireless Telecommunication Services	2.6	0.4
Subtotal	70.4	10.9
Foreign Government Obligations	16.7	85.7
Supranational Bonds	0.1	—
US Treasury Securities	3.7	—
Purchased Options	0.1	—
Short-Term Investments	7.8	1.2
Total Investments	98.8%	97.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Explorer Total Return Portfolio
Industry†
Banks	3.6%
Capital Markets	0.2
Chemicals	0.3
Communications Equipment	0.8
Diversified Financial Services	2.3
Diversified Telecommunication Services	0.7
Electric Utilities	2.6
Energy Equipment & Services	0.2
Food & Staples Retailing	0.3
Independent Power and Renewable Electricity Producers	0.7
Media	0.7
Metals & Mining	1.2
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	2.9
Road & Rail	0.3
Water Utilities	0.2
Wireless Telecommunication Services	1.6
Subtotal	19.0
Foreign Government Obligations	57.3
US Treasury Securities	12.1
Purchased Options	0.3
Short-Term Investments	14.6
Total Investments	103.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Global Fixed Income Portfolio	Lazard Global Realty Equity Portfolio
Industry†
Air Freight & Logistics	0.6%	—%
Automobiles	1.8	—
Banks	5.7	—
Beverages	2.0	—
Capital Markets	2.8	—
Consumer Finance	0.6	—
Containers & Packaging	0.5	—
Diversified Financial Services	0.3	—
Diversified Telecommunication Services	1.9	—
Equity Real Estate Investment Trusts (REITs)	—	60.2
Food Products	1.0	—
Health Care Providers & Services	1.9	—
Hotels, Restaurants & Leisure	0.6	1.5
Household Durables	—	1.1
Internet & Catalog Retail	1.4	—
Internet Software & Services	0.7	—
Machinery	2.0	—
Media	0.9	—
Pharmaceuticals	1.1	—
Real Estate Management & Development	—	36.2
Software	1.6	—
Specialty Retail	1.3	—
Technology Hardware, Storage & Peripherals	1.6	—
Textiles, Apparel & Luxury Goods	1.1	—
Trading Companies & Distributors	0.5	—
Subtotal	31.9	99.0
Foreign Government Obligations	45.1	—
Supranational Bonds	8.8	—
US Municipal Bonds	3.2	—
US Treasury Securities	10.6	—
Short-Term Investments	0.3	1.6
Total Investments	99.9%	100.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Global Listed Infrastructure Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio
Industry†
Aerospace & Defense	—%	1.6%
Airlines	—	0.7
Auto Components	—	0.4
Automobiles	—	0.2
Banks	—	2.1
Biotechnology	—	0.3
Building Products	—	0.2
Capital Markets	—	1.1
Chemicals	—	1.1
Commercial Services & Suppliers	—	0.3
Communications Equipment	—	0.7
Construction & Engineering	4.1	0.6
Construction Materials	—	0.4
Distributors	—	0.1
Diversified Telecommunication Services	—	0.8
Electric Utilities	25.0	3.9
Electrical Equipment	—	0.1
Electronic Equipment, Instruments & Components	—	0.2
Energy Equipment & Services	—	0.5
Equity Real Estate Investment Trusts (REITs)	—	11.3
Food & Staples Retailing	—	1.9
Food Products	—	0.8
Gas Utilities	3.1	0.5
Health Care Providers & Services	—	0.4
Hotels, Restaurants & Leisure	—	1.5
Household Durables	—	0.1
Household Products	—	0.4
Independent Power and Renewable Electricity Producers	—	0.4
Industrial Conglomerates	—	0.7
Insurance	—	1.6
IT Services	—	1.1
Leisure Products	—	0.3
Life Sciences Tools & Services	—	0.8
Machinery	—	0.2
Media	7.3	1.5
Metals & Mining	—	0.6
Multiline Retail	—	0.4
Multi-Utilities	10.4	1.9
Oil, Gas & Consumable Fuels	5.3	1.9
Personal Products	—	0.2
Pharmaceuticals	—	0.9
Professional Services	—	0.1
Real Estate Management & Development	—	6.4
Road & Rail	7.7	2.1
Semiconductors & Semiconductor Equipment	—	0.7
Specialty Retail	—	0.3

Technology Hardware, Storage & Peripherals	—	0.2
Tobacco	—	0.2
Trading Companies & Distributors	—	0.2
Transportation Infrastructure	21.7	3.2
Water Utilities	9.9	1.6
Wireless Telecommunication Services	—	0.1
Subtotal	94.5	59.8
Foreign Government Obligations	—	9.5
US Treasury Securities	—	14.6
Short-Term Investments	4.9	13.5
Total Investments	99.4%	97.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Lazard Global Dynamic Multi-Asset Portfolio
Industry†
Aerospace & Defense	2.8%
Air Freight & Logistics	0.1
Airlines	0.9
Auto Components	0.8
Automobiles	0.5
Banks	6.5
Beverages	2.7
Biotechnology	2.1
Building Products	0.5
Capital Markets	3.2
Chemicals	1.4
Commercial Services & Suppliers	0.5
Communications Equipment	0.9
Construction & Engineering	0.1
Consumer Finance	0.8
Containers & Packaging	0.6
Diversified Financial Services	0.3
Diversified Telecommunication Services	1.7
Electric Utilities	1.5
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	0.3
Equity Real Estate Investment Trusts (REITs)	1.4
Food & Staples Retailing	1.3
Food Products	0.9
Gas Utilities	0.3
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	2.7
Household Durables	1.2
Household Products	0.4
Independent Power and Renewable Electricity Producers	0.1
Industrial Conglomerates	1.5
Insurance	3.5
Internet & Catalog Retail	0.8
Internet Software & Services	1.6
IT Services	4.2
Leisure Products	0.2
Life Sciences Tools & Services	0.9
Machinery	1.4
Media	1.8
Metals & Mining	1.1
Multiline Retail	0.4
Multi-Utilities	0.6
Oil, Gas & Consumable Fuels	3.9
Paper & Forest Products	0.2
Personal Products	1.2
Pharmaceuticals	3.5
Professional Services	0.9

Real Estate Management & Development	1.8
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	2.0
Software	2.4
Specialty Retail	2.4
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	0.2
Tobacco	0.4
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.1
Wireless Telecommunication Services	0.8
Subtotal	82.5
Foreign Government Obligations	10.6
Supranational Bonds	1.4
US Municipal Bonds	0.5
US Government Securities	0.3
US Treasury Securities	2.7
Short-Term Investments	1.3
Total Investments	99.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Air Freight & Logistics	0.1%	-0.1%
Airlines	0.5	-0.1
Auto Components	0.3	-0.1
Automobiles	1.0	-0.4
Banks	1.2	—
Beverages	0.1	-0.1
Biotechnology	5.5	-4.0
Capital Markets	1.0	-0.5
Chemicals	1.2	-0.3
Commercial Services & Supplies	0.5	-0.2
Communications Equipment	2.5	-2.1
Construction & Engineering	1.1	-0.5
Construction Materials	0.8	-0.3
Consumer Finance	5.7	-2.1
Diversified Consumer Services	1.3	-0.6
Diversified Financial Services	2.6	-0.3
Electric Utilities	1.0	-0.4
Electronic Equipment, Instruments & Components	1.0	-0.5
Energy Equipment & Services	1.9	-0.7
Equity Real Estate Investment Trusts (REITs)	7.3	-3.3
Health Care Equipment & Supplies	2.6	-1.6
Health Care Technology	1.3	-0.5
Hotels, Restaurants & Leisure	0.7	-0.4
Household Durables	0.2	-0.2
Insurance	0.2	-0.1
Internet & Direct Marketing Retail	1.4	-0.4
Internet Software & Services	2.8	-2.1
IT Services	0.5	-0.1
Machinery	4.9	-3.3
Media	2.8	-0.4
Metals & Mining	2.0	-1.2
Mortgage Real Estate Investment Trusts (REITs)	0.5	-0.1
Oil, Gas & Consumable Fuels	3.0	-1.2
Personal Products	1.8	-1.1
Pharmaceuticals	2.7	-1.5
Semiconductors & Semiconductor Equipment	3.3	-2.1
Software	1.4	-1.0
Specialty Retail	0.5	-0.2
Technology Hardware, Storage & Peripherals	0.1	-0.1
Trading Companies & Distributors	0.8	-0.4
Subtotal	70.1	-34.6
Exchange-Traded Funds	5.3	-9.3
Short-Term Investments	71.1	—
Total Investments	146.5%	-43.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 25, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 25, 2018